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                                        UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                      Washington, DC 20549
                                        FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                                MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number        811-1879

                                   Janus Investment Fund
                  (Exact name of registrant as specified in charter)


                    151 Detroit Street, Denver, Colorado  80206
                (Address of principal executive offices) (Zip code)


      Stephanie Grauerholz-Lofton, 151 Detroit Street, Denver, Colorado  80206
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 303-333-3863


Date of fiscal year end: 9/30


Date of reporting period: 12/31/10


Item 1. Schedule of Investments.

Janus Balanced Fund

Schedule of Investments (unaudited)

Shares or Principal Amounts                                                                                             Value
-----------------------------------------------------------------------------------------------------------------------------
Bank Loans -- 0.9%
Aerospace and Defense -- 0.2%
$   11,702,000  TransDigm Group Inc., 5.0000%, 12/6/16++                                                      $    11,806,967
Automotive - Cars and Light Trucks -- 0.1%
     3,951,011  Ford Motor Co., 3.0200%, 12/15/13++                                                                 3,942,082
Data Processing and Management -- 0%
     1,650,000  Fidelity National Information, 5.2500%, 7/18/16++                                                   1,668,546
Retail - Apparel and Shoe -- 0.4%
     7,308,738  Phillips-Van Heusen Corp., 0%, 5/6/16++                                                             7,398,270
    16,131,896  Phillips-Van Heusen Corp., 4.7500%, 5/6/16++                                                       16,329,512
Retail - Restaurants -- 0.2%
       565,250  DineEquity, Inc., 0%, 10/19/17 ++                                                                     574,955
    12,162,084  DineEquity, Inc., 6.0000%, 10/19/17++                                                              12,331,197
-----------------------------------------------------------------------------------------------------------------------------
Total Bank Loans  (cost $53,995,744)                                                                               54,051,529
-----------------------------------------------------------------------------------------------------------------------------
Common Stock -- 56.8%
Aerospace and Defense -- 1.5%
       992,754  Boeing Co.                                                                                         64,787,126
       933,599  Empresa Brasileira de Aeronautica S.A. (ADR)                                                       27,447,811
                                                                                                                   92,234,937
Agricultural Chemicals -- 1.0%
     1,039,556  Syngenta A.G. (ADR)**                                                                              61,105,102
Airlines -- 0.3%
     1,727,490  Delta Air Lines, Inc.*                                                                             21,766,374
Apparel Manufacturers -- 0.4%
       226,720  Polo Ralph Lauren Corp.                                                                            25,147,782
Athletic Footwear -- 1.5%
     1,096,642  NIKE, Inc. - Class B                                                                               93,675,160
Automotive - Cars and Light Trucks -- 0.8%
       723,990  Daimler A.G.*                                                                                      48,927,244
Cable Television -- 0.9%
       836,055  DIRECTV - Class A*                                                                                 33,383,676
       377,465  Time Warner Cable, Inc. - Class A                                                                  24,924,014
                                                                                                                   58,307,690
Casino Hotels -- 0.2%
     1,374,681  Crown, Ltd.                                                                                        11,597,421
Cellular Telecommunications -- 0.4%
     1,002,333  Vodafone Group PLC**                                                                               26,491,661
Chemicals - Diversified -- 1.2%
     1,562,470  E.I. du Pont de Nemours & Co.                                                                      77,936,004
Commercial Banks -- 0.7%
       955,285  Itau Unibanco Holding S.A. (ADR)                                                                   22,936,393
       755,400  Standard Chartered PLC**                                                                           20,319,304
                                                                                                                   43,255,697
Commercial Services - Finance -- 1.5%
       151,145  MasterCard, Inc. - Class A                                                                         33,873,106
       893,420  Paychex, Inc.                                                                                      27,615,612
     1,805,722  Western Union Co.                                                                                  33,532,258
                                                                                                                   95,020,976
Computer Services -- 2.0%
       835,492  International Business Machines Corp.                                                             122,616,806
Computers -- 1.8%
       242,994  Apple, Inc.*                                                                                       78,380,145
       618,640  Research In Motion, Ltd. (U.S. Shares)*                                                            35,961,543
                                                                                                                  114,341,688
Computers - Integrated Systems -- 0.3%
       383,930  Terdata Corp.*                                                                                     15,802,559
Cosmetics and Toiletries -- 1.2%
       915,000  Colgate-Palmolive Co.                                                                              73,538,550
Diversified Banking Institutions -- 3.4%
     3,376,808  Bank of America Corp.                                                                              45,046,619
     1,569,102  Credit Suisse Group A.G. (ADR)**                                                                   63,407,412
     3,771,503  Morgan Stanley                                                                                    102,622,596
                                                                                                                  211,076,627
Diversified Operations -- 1.3%
     1,699,054  Danaher Corp.                                                                                      80,144,377
     6,552,410  Melco International Development, Ltd.*                                                              3,742,982
                                                                                                                   83,887,359
E-Commerce/Services -- 1.0%
     2,158,605  eBay, Inc.*                                                                                        60,073,977
Electric Products - Miscellaneous -- 0.6%
       631,407  Emerson Electric Co.                                                                               36,097,538
Electronic Components - Semiconductors -- 0.6%
       420,908  Broadcom Corp. - Class A                                                                           18,330,543
       639,246  Microchip Technology, Inc.                                                                         21,868,606
                                                                                                                   40,199,149
Electronic Connectors -- 0.6%
       764,695  Amphenol Corp. - Class A                                                                           40,360,602
Electronic Forms -- 0.2%
       383,930  Adobe Systems, Inc.*                                                                               11,817,365
Enterprise Software/Services -- 2.0%
     4,039,511  Oracle Corp.                                                                                      126,436,694
Finance - Other Services -- 1.0%
     2,019,563  NYSE Euronext                                                                                      60,546,499
Food - Miscellaneous/Diversified -- 1.3%
       960,145  General Mills, Inc.                                                                                34,171,561
       797,224  Nestle S.A.**                                                                                      46,697,351
                                                                                                                   80,868,912
Food - Wholesale/Distribution -- 0.5%
     1,019,400  Sysco Corp.                                                                                        29,970,360
Hotels and Motels -- 0.5%
       769,410  Marriott International, Inc. - Class A                                                             31,961,291
Industrial Gases -- 0.5%
       295,529  Praxair, Inc.                                                                                      28,214,154
Insurance Brokers -- 0%
        55,784  AON Corp.                                                                                           2,566,622
Investment Management and Advisory Services -- 0.6%
     2,560,290  Blackstone Group L.P.                                                                              36,228,103
Life and Health Insurance -- 0.4%
       483,550  AFLAC, Inc.                                                                                        27,286,727
Medical - Biomedical and Genetic -- 1.8%
       856,698  Celgene Corp.*                                                                                     50,665,120
     1,639,535  Gilead Sciences, Inc.*                                                                             59,416,748
                                                                                                                  110,081,868
Medical - Drugs -- 2.9%
       831,115  Abbott Laboratories                                                                                39,818,720
     3,755,185  Bristol-Myers Squibb Co.                                                                           99,437,299
       383,790  Endo Pharmaceuticals Holdings, Inc.*                                                               13,705,141
       383,930  Shire PLC (ADR)                                                                                    27,788,853
                                                                                                                  180,750,013
Medical - Generic Drugs -- 0.3%
       767,585  Mylan, Inc.*                                                                                       16,219,071
Medical Products -- 0.7%
       745,413  Johnson & Johnson                                                                                  46,103,794
Metal - Copper -- 0.4%
       188,833  Freeport-McMoRan Copper & Gold, Inc. - Class B                                                     22,676,955
Metal Processors and Fabricators -- 0.5%
       230,102  Precision Castparts Corp.                                                                          32,032,499
Networking Products -- 0.9%
     2,683,392  Cisco Systems, Inc.*                                                                               54,285,020
Non-Hazardous Waste Disposal -- 0.6%
       959,720  Waste Management, Inc.                                                                             35,384,876
Oil Companies - Exploration and Production -- 2.2%
     2,088,671  EnCana Corp. (U.S. Shares)                                                                         60,822,099
       753,876  Occidental Petroleum Corp.                                                                         73,955,236
                                                                                                                  134,777,335
Oil Companies - Integrated -- 3.1%
       482,785  Chevron Corp.                                                                                      44,054,131
     1,230,084  Hess Corp.                                                                                         94,150,629
     1,670,650  Petroleo Brasileiro S.A. (U.S. Shares)                                                             57,086,111
                                                                                                                  195,290,871
Pharmacy Services -- 0.8%
       964,395  Express Scripts, Inc. - Class A*                                                                   52,125,550
Pipelines -- 0.4%
       575,830  Enterprise Products Partners L.P.                                                                  23,960,286
Retail - Building Products -- 0.7%
     1,301,431  Home Depot, Inc.                                                                                   45,628,171
Retail - Discount -- 0.8%
       827,440  Target Corp.                                                                                       49,753,967
Retail - Regional Department Stores -- 0.3%
       755,734  Macy's, Inc.                                                                                       19,120,070
Soap and Cleaning Preparations -- 0.7%
       834,561  Reckitt Benckiser Group PLC**                                                                      45,860,004
Telecommunication Equipment - Fiber Optics -- 0.8%
     2,741,573  Corning, Inc.                                                                                      52,967,190
Telephone - Integrated -- 0.3%
     2,484,865  Qwest Communications International, Inc.                                                           18,909,823
Television -- 1.2%
     3,818,344  CBS Corp. - Class B                                                                                72,739,453
Tobacco -- 3.4%
     1,748,216  Altria Group, Inc.                                                                                 43,041,078
     2,940,631  Philip Morris International, Inc.**                                                               172,115,132
                                                                                                                  215,156,210
Toys -- 0.7%
     1,648,990  Mattel, Inc.                                                                                       41,933,816
Transportation - Railroad -- 2.3%
       521,784  Canadian National Railway Co. (U.S. Shares)                                                        34,682,982
     1,162,213  Union Pacific Corp.                                                                               107,690,657
                                                                                                                  142,373,639
Web Portals/Internet Service Providers -- 0.8%
     3,056,625  Yahoo!, Inc.*                                                                                      50,831,674
-----------------------------------------------------------------------------------------------------------------------------
Total Common Stock  (cost $2,924,771,801)                                                                       3,548,319,785
-----------------------------------------------------------------------------------------------------------------------------
Corporate Bonds -- 31.4%
Advertising Services -- 0.2%
   $ 1,695,000     WPP Finance UK
                   5.8750%,  6/15/14**                                                                              1,831,324
     6,866,000     WPP Finance UK
                   8.0000%,  9/15/14**                                                                              7,898,969
                                                                                                                    9,730,293
Agricultural Chemicals -- 0.2%
     4,725,000     Incitec Pivot, Ltd.(144A)
                   4.0000%,  12/7/15                                                                                4,605,103
     6,243,000     Mosaic Co.(144A)
                   7.6250%,  12/1/16                                                                                6,717,593
                                                                                                                   11,322,696
Apparel Manufacturers -- 0.1%
     6,914,000     Hanesbrands, Inc.++
                   3.8313%,  12/15/14                                                                               6,870,788
Automotive - Cars and Light Trucks -- 0.3%
    12,015,000     Daimler Finance North America LLC
                   6.5000%,  11/15/13                                                                              13,601,809
     5,584,000     Ford Motor Co.
                   7.4500%,  7/16/31                                                                                5,981,860
                                                                                                                   19,583,669
Beverages - Non-Alcoholic -- 0.7%
     3,713,000     PepsiCo, Inc.
                   3.7500%,  3/1/14                                                                                 3,929,435
    22,878,000     The Coca-Cola Co.
                   0.7500%,  11/15/13                                                                              22,581,638
    15,552,000     The Coca-Cola Co.
                   1.5000%,  11/15/15                                                                              14,927,463
                                                                                                                   41,438,536
Brewery -- 0.6%
    13,186,000     Anheuser-Busch InBev Worldwide, Inc.(144A)
                   7.2000%,  1/15/14                                                                               15,079,444
    17,701,000     Anheuser-Busch InBev Worldwide, Inc.(144A)
                   7.7500%,  1/15/19                                                                               22,026,204
                                                                                                                   37,105,648
Building - Residential and Commercial -- 0.2%
     4,145,000     D.R. Horton, Inc.
                   7.8750%,  8/15/11                                                                                4,290,075
     5,985,000     MDC Holdings, Inc.
                   5.3750%,  12/15/14                                                                               6,029,618
                                                                                                                   10,319,693
Building Products - Cement and Aggregate -- 0.6%
     1,514,000         CRH America, Inc.
                   5.6250%,  9/30/11                                                                                1,561,736
     3,363,000     CRH America, Inc.
                   4.1250%,  1/15/16                                                                                3,341,511
     4,941,000     CRH America, Inc.
                   8.1250%,  7/15/18                                                                                5,711,312
    12,352,000     CRH America, Inc.
                   5.7500%,  1/15/21                                                                               12,211,298
    10,729,000     Hanson, Ltd.
                   6.1250%,  8/15/16**                                                                             10,943,580
     5,290,000     Holcim U.S. Finance (U.S. Shares)(144A)
                   6.0000%,  12/30/19                                                                               5,493,369
                                                                                                                   39,262,806
Cable Television -- 0.1%
     7,084,000     Comcast Corp.
                   5.1500%,  3/1/20                                                                                 7,440,637
Chemicals - Diversified -- 0.7%
     3,349,000     Dow Chemical Co.
                   7.6000%,  5/15/14                                                                                3,862,696
    16,259,000     Dow Chemical Co.
                   8.5500%,  5/15/19                                                                               20,376,559
     9,228,000     Dow Chemical Co.
                   4.2500%,  11/15/20                                                                               8,839,483
    10,038,000     LBI Escrow Corp.(144A)
                   8.0000%,  11/1/17                                                                               11,104,538
                                                                                                                   44,183,276
Chemicals - Specialty -- 0.2%
     9,453,000     Ashland, Inc.
                   9.1250%,  6/1/17                                                                                10,894,583
Coal -- 0%
     1,527,000     Peabody Energy Corp.
                   6.5000%,  9/15/20                                                                                1,630,073
Coatings and Paint Products -- 0.4%
    12,421,000     RPM International, Inc.
                   6.1250%,  10/15/19                                                                              12,866,951
     9,942,000     Sherwin-Williams Co.
                   3.1250%,  12/15/14                                                                              10,229,592
                                                                                                                   23,096,543
Commercial Banks -- 1.9%
    20,586,000     American Express Bank FSB
                   5.5000%,  4/16/13                                                                               22,187,447
    12,309,000     CIT Group, Inc.
                   7.0000%,  5/1/13                                                                                12,555,180
     8,915,000     Credit Suisse New York
                   5.0000%,  5/15/13**                                                                              9,595,054
    14,320,000     Credit Suisse New York
                   5.5000%,  5/1/14**                                                                              15,704,057
     8,395,000     Discover Bank
                   8.7000%,  11/18/19                                                                               9,881,872
     4,781,000     Discover Bank
                   7.0000%,  4/15/20                                                                                5,139,776
    11,668,000     HSBC USA, Inc.
                   5.0000%,  9/27/20                                                                               11,294,320
    15,345,000     Royal Bank of Scotland PLC
                   3.9500%,  9/21/15**                                                                             15,084,626
    11,793,000     SVB Financial Group
                   5.3750%,  9/15/20                                                                               11,339,925
     7,393,000     Zions Bancorporation
                   7.7500%,  9/23/14                                                                                7,707,276
                                                                                                                  120,489,533
Computer Services -- 0.1%
     5,352,000     Affiliated Computer Services, Inc.
                   5.2000%,  6/1/15                                                                                 5,679,660
Computers - Memory Devices -- 0.4%
    11,852,000     Seagate Technology
                   6.3750%,  10/1/11                                                                               12,163,115
     8,900,000     Seagate Technology(144A)
                   10.0000%,  5/1/14                                                                               10,435,250
                                                                                                                   22,598,365
Containers - Metal and Glass -- 0.1%
     3,463,000     Ball Corp.
                   6.6250%,  3/15/18                                                                                3,532,260
     6,278,000     Ball Corp.
                   5.7500%,  5/15/21                                                                                6,073,965
                                                                                                                    9,606,225
Data Processing and Management -- 0.3%
     7,660,000     Fiserv, Inc.
                   3.1250%,  10/1/15                                                                                7,584,794
    13,879,000     Fiserv, Inc.
                   4.6250%,  10/1/20                                                                               13,480,465
                                                                                                                   21,065,259
Diversified Banking Institutions -- 2.3%
    11,855,000     Bank of America Corp.
                   5.6250%,  7/1/20                                                                                12,086,078
    10,034,000     Citigroup, Inc.
                   5.3000%,  10/17/12                                                                              10,626,417
    12,182,000     Citigroup, Inc.
                   5.0000%,  9/15/14                                                                               12,602,011
     5,578,000     Citigroup, Inc.
                   4.7500%,  5/19/15                                                                                5,840,707
    22,290,000     Citigroup, Inc.
                   5.3750%,  8/9/20                                                                                23,159,466
     2,881,000     GMAC, Inc.
                   6.8750%,  9/15/11                                                                                2,960,228
     2,590,000     Goldman Sachs Group, Inc.
                   3.7000%,  8/1/15                                                                                 2,638,982
    19,014,000     Goldman Sachs Group, Inc.
                   5.3750%,  3/15/20                                                                               19,648,326
     9,423,000     JPMorgan Chase & Co.
                   6.0000%,  1/15/18                                                                               10,523,098
     5,530,000     JPMorgan Chase & Co.
                   4.4000%,  7/22/20                                                                                5,442,880
     9,036,000     JPMorgan Chase & Co.
                   4.2500%,  10/15/20                                                                               8,825,009
     3,353,000     Morgan Stanley
                   6.7500%,  4/15/11                                                                                3,408,938
     3,295,000     Morgan Stanley
                   5.2500%,  11/2/12                                                                                3,514,842
     6,724,000     Morgan Stanley
                   4.0000%,  7/24/15                                                                                6,758,864
     4,524,000     Morgan Stanley
                   3.4500%,  11/2/15                                                                                4,410,701
     5,386,000     Morgan Stanley
                   5.6250%,  9/23/19                                                                                5,492,013
     5,530,000     Morgan Stanley
                   5.5000%,  7/24/20                                                                                5,586,815
                                                                                                                  143,525,375
Diversified Financial Services -- 1.4%
    15,042,000     American Express Travel Related Services Co., Inc.(144A)
                   5.2500%,  11/21/11                                                                              15,523,901
     4,308,000     General Electric Capital Corp.
                   4.8000%,  5/1/13                                                                                 4,605,635
     6,189,000     General Electric Capital Corp.
                   5.9000%,  5/13/14                                                                                6,849,732
    28,943,000     General Electric Capital Corp.
                   6.0000%,  8/7/19                                                                                32,201,721
    17,626,000     General Electric Capital Corp.
                   5.5000%,  1/8/20                                                                                18,850,778
    10,199,000     General Electric Capital Corp.
                   6.8750%,  1/10/39                                                                               11,786,576
                                                                                                                   89,818,343
Diversified Minerals -- 0.8%
    12,087,000     FMG Resources August 2006 Pty, Ltd.(144A)
                   7.0000%,  11/1/15                                                                               12,389,175
     4,525,000     Teck Resources, Ltd.
                   7.0000%,  9/15/12                                                                                4,812,451
     3,994,000     Teck Resources, Ltd.
                   9.7500%,  5/15/14                                                                                4,994,697
     9,566,000     Teck Resources, Ltd.
                   5.3750%,  10/1/15                                                                               10,504,090
     4,270,000     Teck Resources, Ltd.
                   10.2500%,  5/15/16                                                                               5,284,125
    10,588,000     Teck Resources, Ltd.
                   6.1250%,  10/1/35                                                                               11,399,199
     3,683,000     Vale Overseas, Ltd.
                   4.6250%,  9/15/20                                                                                3,646,479
                                                                                                                   53,030,216
Diversified Operations -- 0.4%
    19,588,000     Tyco Electronics Group S.A.
                   6.0000%,  10/1/12                                                                               21,060,371
     2,106,000     Tyco International Finance S.A.
                   4.1250%,  10/15/14                                                                               2,233,182
                                                                                                                   23,293,553
Electric - Integrated -- 0.8%
     4,720,000     CMS Energy Corp.
                   8.5000%,  4/15/11                                                                                4,811,190
     6,040,000     CMS Energy Corp.++
                   1.2391%,  1/15/13                                                                                5,926,750
     6,663,000     CMS Energy Corp.
                   4.2500%,  9/30/15                                                                                6,597,583
     4,719,000     CMS Energy Corp.
                   5.0500%,  2/15/18                                                                                4,666,072
     4,101,000     Pacific Gas & Electric Co.
                   4.2000%,  3/1/11                                                                                 4,124,265
     6,153,000     Public Service Company of Colorado
                   3.2000%,  11/15/20                                                                               5,801,559
     8,598,000     Virginia Electric and Power Co.**
                   5.1000%,  11/30/12                                                                               9,240,709
    11,013,000     Xcel Energy, Inc.
                   4.7000%,  5/15/20                                                                               11,337,872
                                                                                                                   52,506,000
Electronic Components - Semiconductors -- 0.7%
    12,659,000     National Semiconductor Corp.
                   6.1500%,  6/15/12                                                                               13,470,454
    16,825,000     National Semiconductor Corp.
                   3.9500%,  4/15/15                                                                               17,135,892
    11,644,000     National Semiconductor Corp.
                   6.6000%,  6/15/17                                                                               12,863,756
                                                                                                                   43,470,102
Electronic Connectors -- 0.3%
    17,892,000     Amphenol Corp.
                   4.7500%,  11/15/14                                                                              19,114,346
Electronic Measuring Instruments -- 0.1%
     3,784,000     Agilent Technologies, Inc.
                   2.5000%,  7/15/13                                                                                3,828,364
Electronics - Military -- 0.7%
     2,171,000     L-3 Communications Corp.
                   5.8750%,  1/15/15                                                                                2,211,706
    30,614,000     L-3 Communications Corp.
                   6.3750%,  10/15/15                                                                              31,532,420
     3,453,000     L-3 Communications Corp.
                   5.2000%,  10/15/19                                                                               3,510,392
     5,589,000     L-3 Communications Corp.
                   4.7500%,  7/15/20                                                                                5,491,087
                                                                                                                   42,745,605
Enterprise Software/Services -- 0.2%
     9,307,000     BMC Software, Inc.
                   7.2500%,  6/1/18                                                                                10,767,371
Finance - Auto Loans -- 0.5%
     6,019,000     Ford Motor Credit Co. LLC
                   7.2500%,  10/25/11                                                                               6,220,913
     6,496,000     Ford Motor Credit Co. LLC
                   7.5000%,  8/1/12                                                                                 6,906,606
     5,266,000     Ford Motor Credit Co. LLC
                   8.0000%,  6/1/14                                                                                 5,801,589
     8,198,000     Ford Motor Credit Co. LLC
                   6.6250%,  8/15/17                                                                                8,616,024
     1,535,000     Hyundai Capital America(144A)
                   3.7500%,  4/6/16                                                                                 1,507,564
                                                                                                                   29,052,696
Finance - Credit Card -- 0.2%
     9,582,000     American Express Co.++
                   6.8000%,  9/1/66                                                                                 9,486,180
     5,151,000     American Express Credit Co.
                   7.3000%,  8/20/13                                                                                5,804,446
                                                                                                                   15,290,626
Finance - Investment Bankers/Brokers -- 0.8%
     4,938,000     Charles Schwab Corp.
                   4.4500%,  7/22/20                                                                                4,918,915
     6,271,000     Jefferies Group, Inc.
                   3.8750%,  11/9/15                                                                                6,163,791
    10,988,000     Jefferies Group, Inc.
                   8.5000%,  7/15/19                                                                               12,563,470
     5,195,000     Lazard Group LLC
                   7.1250%,  5/15/15                                                                                5,593,955
     4,220,000     Schwab Capital Trust I++
                   7.5000%,  11/15/37                                                                               4,365,337
     9,647,000     TD Ameritrade Holding Corp.
                   4.1500%,  12/1/14                                                                                9,975,905
     5,476,000     TD Ameritrade Holding Corp.
                   5.6000%,  12/1/19                                                                                5,734,511
                                                                                                                   49,315,884
Finance - Other Services -- 0.2%
    11,140,000     CME Group, Inc.
                   5.7500%,  2/15/14                                                                               12,334,732
Food - Meat Products -- 0.5%
       635,000     Smithfield Foods, Inc.
                   7.7500%,  5/15/13                                                                                  676,672
    29,777,000     Tyson Foods, Inc.
                   6.6000%,  4/1/16                                                                                32,661,647
                                                                                                                   33,338,319
Food - Miscellaneous/Diversified -- 0.7%
     9,491,000     Corn Products International, Inc.
                   3.2000%,  11/1/15                                                                                9,519,872
     7,700,000     Corn Products International, Inc.
                   6.6250%,  4/15/37                                                                                8,048,902
     2,748,000     Del Monte Corp.
                   6.7500%,  2/15/15                                                                                2,806,395
     1,884,000     Kellogg Co.
                   4.2500%,  3/6/13                                                                                 1,999,672
     3,196,000     Kraft Foods, Inc.
                   2.6250%,  5/8/13                                                                                 3,286,824
     7,883,000     Kraft Foods, Inc.
                   5.3750%,  2/10/20                                                                                8,484,229
    10,174,000     Kraft Foods, Inc.
                   6.5000%,  2/9/40                                                                                11,401,279
                                                                                                                   45,547,173
Food - Retail -- 0.1%
     8,418,000     Delhaize Group
                   5.8750%,  2/1/14                                                                                 9,289,760
Gold Mining -- 0.1%
     4,790,000     Gold Fields Orogen Holding BVI, Ltd.(144A)
                   4.8750%,  10/7/20                                                                                4,582,277
Hotels and Motels -- 0.2%
     4,757,000     Hyatt Hotels Corp.(144A)
                   5.7500%,  8/15/15                                                                                4,975,570
     2,025,000     Starwood Hotels & Resorts Worldwide, Inc.
                   6.7500%,  5/15/18                                                                                2,217,375
     6,247,000     Wyndham Worldwide Corp.
                   5.7500%,  2/1/18                                                                                 6,352,174
                                                                                                                   13,545,119
Investment Management and Advisory Services -- 0.6%
    10,205,000     Ameriprise Financial, Inc.
                   7.3000%,  6/28/19                                                                               12,058,575
     3,573,000     Ameriprise Financial, Inc.
                   5.3000%,  3/15/20                                                                                3,759,007
    11,554,000     Ameriprise Financial, Inc.++
                   7.5180%,  6/1/66                                                                                12,016,160
     7,242,000     FMR LLC(144A)
                   6.4500%,  11/15/39                                                                               6,887,569
                                                                                                                   34,721,311
Life and Health Insurance -- 0%
     2,108,000     Prudential Financial, Inc.
                   4.7500%,  6/13/15                                                                                2,220,942
Medical - Biomedical and Genetic -- 0.3%
     5,545,000     Celgene Corp.
                   2.4500%,  10/15/15                                                                               5,386,014
     7,589,000     Celgene Corp.
                   3.9500%,  10/15/20                                                                               7,215,128
     4,000,000     Genzyme Corp.
                   3.6250%,  6/15/15                                                                                4,106,540
     4,995,000     Genzyme Corp.
                   5.0000%,  6/15/20                                                                                5,244,075
                                                                                                                   21,951,757
Medical - Drugs -- 0.1%
     5,048,000     Abbott Laboratories
                   4.1250%,  5/27/20                                                                                5,132,458
Medical - Hospitals -- 0.2%
    12,805,000     HCA, Inc.
                   9.2500%,  11/15/16                                                                              13,661,334
Medical - Wholesale Drug Distributors -- 0.1%
     4,798,000     McKesson Corp.
                   6.5000%,  2/15/14                                                                                5,390,452
Medical Labs and Testing Services -- 0.2%
     9,036,000     Roche Holdings, Inc.(144A)
                   6.0000%,  3/1/19                                                                                10,507,413
Medical Products -- 0.3%
     7,765,000     CareFusion Corp.
                   4.1250%,  8/1/12                                                                                 8,090,136
     9,475,000     Hospira, Inc.
                   6.4000%,  5/15/15                                                                               10,727,690
                                                                                                                   18,817,826
Metal - Copper -- 0.1%
     3,581,000     Freeport-McMoRan Copper & Gold, Inc.
                   8.3750%,  4/1/17                                                                                 3,961,481
Multi-Line Insurance -- 0.6%
     7,668,000     American International Group, Inc.
                   6.4000%,  12/15/20                                                                               8,045,335
     7,740,000     MetLife, Inc.
                   2.3750%,  2/6/14                                                                                 7,776,734
     4,057,000     MetLife, Inc.
                   6.7500%,  6/1/16                                                                                 4,705,970
     4,640,000     MetLife, Inc.
                   7.7170%,  2/15/19                                                                                5,696,672
     6,526,000     MetLife, Inc.
                   4.7500%,  2/8/21                                                                                 6,663,196
     3,318,000     MetLife, Inc.
                   5.8750%,  2/6/41                                                                                 3,498,260
                                                                                                                   36,386,167
Multimedia -- 0.3%
    10,958,000     NBC Universal, Inc.(144A)
                   2.8750%,  4/1/16                                                                                10,705,506
     6,182,000     NBC Universal, Inc.(144A)
                   5.9500%,  4/1/41                                                                                 6,181,369
     3,452,000     Time Warner, Inc.
                   3.1500%,  7/15/15                                                                                3,507,294
                                                                                                                   20,394,169
Non-Hazardous Waste Disposal -- 0.2%
    11,050,000     Allied Waste North America, Inc.
                   7.1250%,  5/15/16                                                                               11,699,187
Office Automation and Equipment -- 0.1%
     1,372,000     Xerox Corp.
                   5.6500%,  5/15/13                                                                                1,487,059
     3,583,000     Xerox Corp.
                   8.2500%,  5/15/14                                                                                4,182,328
     2,531,000     Xerox Corp.
                   5.6250%,  12/15/19                                                                               2,713,078
                                                                                                                    8,382,465
Oil and Gas Drilling -- 0.2%
    13,557,000     Nabors Industries, Inc.(144A)
                   5.0000%,  9/15/20                                                                               13,150,873
     1,916,000     Noble Holding International, Ltd.
                   3.4500%,  8/1/15                                                                                 1,956,585
                                                                                                                   15,107,458
Oil Companies - Exploration and Production -- 0.2%
    15,203,000     Forest Oil Corp.
                   8.0000%,  12/15/11                                                                              15,887,135
Oil Companies - Integrated -- 0.3%
    13,379,000     BP Capital Markets PLC
                   3.1250%,  10/1/15**                                                                             13,369,808
     6,093,000     BP Capital Markets PLC
                   4.5000%,  10/1/20**                                                                              6,078,310
                                                                                                                   19,448,118
Oil Refining and Marketing -- 0.3%
       782,000     Frontier Oil Corp.
                   8.5000%,  9/15/16                                                                                  832,830
     7,374,000     Motiva Enterprises LLC(144A)
                   5.7500%,  1/15/20                                                                                8,271,497
     9,601,000     NuStar Logistics L.P.
                   4.8000%,  9/1/20                                                                                 9,311,597
                                                                                                                   18,415,924
Paper and Related Products -- 0.3%
     3,556,000     Georgia-Pacific LLC(144A)
                   7.1250%,  1/15/17                                                                                3,787,140
    12,670,000     Georgia-Pacific LLC(144A)
                   5.4000%,  11/1/20                                                                               12,526,563
                                                                                                                   16,313,703
Pharmacy Services -- 0.2%
    11,111,000     Express Scripts, Inc.
                   6.2500%,  6/15/14                                                                               12,421,676
Pipelines -- 1.2%
     7,765,000     DCP Midstream Operating L.P.
                   3.2500%,  10/1/15                                                                                7,637,374
     1,804,000     El Paso Pipeline Partners Operating Co. LLC
                   6.5000%,  4/1/20                                                                                 1,892,741
     5,067,000     Energy Transfer Equity L.P.
                   7.5000%,  10/15/20                                                                               5,219,010
     2,655,000     Kinder Morgan Energy Partners L.P.
                   5.9500%,  2/15/18                                                                                2,923,989
    14,574,000     Kinder Morgan Finance Co. ULC
                   5.7000%,  1/5/16                                                                                14,756,175
     2,802,000     Plains All American Pipeline L.P.
                   8.7500%,  5/1/19                                                                                 3,477,268
    10,923,000     Plains All American Pipeline L.P. / PAA Finance Corp.
                   3.9500%,  9/15/15                                                                               11,286,496
    15,352,000     TransCanada Pipelines, Ltd.
                   3.8000%,  10/1/20                                                                               14,980,896
     3,569,000     Williams Partners L.P.
                   3.8000%,  2/15/15                                                                                3,688,215
     7,764,000     Williams Partners L.P.
                   4.1250%,  11/15/20                                                                               7,353,975
                                                                                                                   73,216,139
Property and Casualty Insurance -- 0.1%
     4,680,000     Fidelity National Financial, Inc.
                   6.6000%,  5/15/17                                                                                4,669,479
Publishing - Newspapers -- 0%
     1,240,000     Gannett Co., Inc.(144A)
                   6.3750%,  9/1/15                                                                                 1,249,300
Publishing - Periodicals -- 0.2%
    12,441,000     United Business Media Ltd.(144A)
                   5.7500%,  11/3/20                                                                               11,944,106
Real Estate Management/Services -- 0.5%
     7,327,000     AMB Property L.P.
                   6.1250%,  12/1/16                                                                                7,970,274
     7,645,000     AMB Property L.P.
                   4.0000%,  1/15/18                                                                                7,257,850
     7,329,000     AMB Property L.P.
                   6.6250%,  12/1/19                                                                                8,041,078
     5,546,000     CB Richard Ellis Services, Inc.(144A)
                   6.6250%,  10/15/20                                                                               5,546,000
                                                                                                                   28,815,202
Real Estate Operating/Development -- 0.1%
     7,548,000     Post Apartment Homes L.P.
                   4.7500%,  10/15/17                                                                               7,246,367
Reinsurance -- 0.8%
    18,053,000     Berkshire Hathaway Finance Corp.
                   4.0000%,  4/15/12                                                                               18,774,903
    10,601,000     Berkshire Hathaway, Inc.
                   1.4000%,  2/10/12                                                                               10,678,917
    10,601,000     Berkshire Hathaway, Inc.
                   2.1250%,  2/11/13                                                                               10,827,056
    10,638,000     Berkshire Hathaway, Inc.
                   3.2000%,  2/11/15                                                                               10,977,140
                                                                                                                   51,258,016
REIT - Apartments -- 0.1%
     6,138,000     BRE Properties, Inc.
                   5.2000%,  3/15/21                                                                                6,193,156
REIT - Diversified -- 0.1%
     4,843,000     Goodman Funding Pty Ltd.(144A)
                   6.3750%,  11/12/20                                                                               4,645,163
REIT - Health Care -- 0.3%
     6,163,000     Senior Housing Properties Trust
                   6.7500%,  4/15/20                                                                                6,509,669
     5,578,000     Ventas Realty L.P. / Ventas Capital Corp.
                   3.1250%,  11/30/15                                                                               5,374,325
     3,058,000     Ventas Realty L.P. / Ventas Capital Corp.
                   6.5000%,  6/1/16                                                                                 3,180,167
     2,033,000     Ventas Realty L.P. / Ventas Capital Corp.
                   6.7500%,  4/1/17                                                                                 2,130,171
                                                                                                                   17,194,332
REIT - Hotels -- 0.3%
     4,744,000     Host Hotels & Resorts L.P.
                   7.1250%,  11/1/13                                                                                4,815,160
    11,467,000     Host Hotels & Resorts L.P.
                   6.7500%,  6/1/16                                                                                11,710,674
                                                                                                                   16,525,834
REIT - Office Property -- 0.3%
     3,617,000     Reckson Operating Partnership L.P.
                   6.0000%,  3/31/16                                                                                3,725,940
    16,994,000     Reckson Operating Partnership L.P.
                   7.7500%,  3/15/20                                                                               18,183,580
                                                                                                                   21,909,520
REIT - Regional Malls -- 0.4%
    13,442,000     The Rouse Company L.P.(144A)
                   6.7500%,  5/1/13                                                                                13,929,272
    11,523,000     The Rouse Company L.P.
                   6.7500%,  11/9/15                                                                               11,926,305
                                                                                                                   25,855,577
REIT - Warehouse and Industrial -- 0.1%
     6,786,000     ProLogis
                   6.6250%,  5/15/18                                                                                7,205,327
       575,000     ProLogis
                   6.8750%,  3/15/20                                                                                  610,492
                                                                                                                    7,815,819
Resorts and Theme Parks -- 0.1%
     5,617,000     Vail Resorts, Inc.
                   6.7500%,  2/15/14                                                                                5,687,213
Retail - Apparel and Shoe -- 0.1%
     3,178,000     Phillips-Van Heusen Corp.
                   7.3750%,  5/15/20                                                                                3,376,625
Retail - Auto Parts -- 0.1%
     7,809,000     AutoZone, Inc.
                   4.0000%,  11/15/20                                                                               7,375,382
Retail - Computer Equipment -- 0%
     1,125,000     GameStop Corp.
                   8.0000%,  10/1/12                                                                                1,150,313
Retail - Major Department Stores -- 0.2%
    11,569,000     JC Penney Co., Inc.
                   5.6500%,  6/1/20                                                                                11,077,317
Retail - Regional Department Stores -- 0.7%
     3,735,000     JC Penney Corp., Inc.
                   9.0000%,  8/1/12                                                                                 4,043,138
     5,868,000     Macy's Retail Holdings, Inc.
                   5.8750%,  1/15/13                                                                                6,220,080
    12,224,000     Macy's Retail Holdings, Inc.
                   5.7500%,  7/15/14                                                                               12,926,880
    11,894,000     Macy's Retail Holdings, Inc.
                   5.9000%,  12/1/16                                                                               12,696,845
     5,557,000     Macy's Retail Holdings, Inc.
                   6.9000%,  4/1/29                                                                                 5,459,752
                                                                                                                   41,346,695
Retail - Restaurants -- 0.4%
    12,917,000     Brinker International
                   5.7500%,  6/1/14                                                                                13,575,741
     8,178,000     Darden Restaurants, Inc.
                   5.6250%,  10/15/12                                                                               8,754,099
                                                                                                                   22,329,840
Steel - Producers -- 0.3%
     1,457,000     ArcelorMittal
                   5.3750%,  6/1/13                                                                                 1,548,724
    11,694,000     ArcelorMittal
                   5.2500%,  8/5/20                                                                                11,560,957
     6,084,000     Steel Dynamics, Inc.(144A)
                   7.6250%,  3/15/20                                                                                6,509,880
                                                                                                                   19,619,561
Super-Regional Banks -- 0.3%
     2,442,000     Comerica, Inc.
                   3.0000%,  9/16/15                                                                                2,414,098
     5,200,000     National City Corp.
                   6.8750%,  5/15/19                                                                                5,838,336
     3,534,000     PNC Funding Corp.
                   3.6250%,  2/8/15                                                                                 3,653,994
     5,299,000     PNC Funding Corp.
                   5.1250%,  2/8/20                                                                                 5,523,105
     3,573,000     Wells Fargo & Co.
                   3.6250%,  4/15/15                                                                                3,704,997
                                                                                                                   21,134,530
Telecommunication Services -- 0.1%
     5,490,000     Virgin Media Secured Finance PLC
                   6.5000%,  1/15/18                                                                                5,778,225
Telephone - Integrated -- 1.0%
     3,399,000     Qwest Communications International, Inc.
                   7.5000%,  2/15/14                                                                                3,441,488
    25,507,000     Qwest Communications International, Inc.(144A)
                   7.1250%,  4/1/18                                                                                26,399,745
    24,112,000     Sprint Capital Corp.
                   7.6250%,  1/30/11                                                                               24,172,280
     5,583,000     Sprint Capital Corp.
                   8.3750%,  3/15/12                                                                                5,904,022
                                                                                                                   59,917,535
Television -- 0.2%
     9,811,000     CBS Corp.
                   8.2000%,  5/15/14                                                                               11,444,433
     2,125,000     CBS Corp.
                   4.3000%,  2/15/21                                                                                2,017,747
                                                                                                                   13,462,180
Toys -- 0%
     1,887,000     Mattel, Inc.
                   4.3500%,  10/1/20                                                                                1,828,577
Transportation - Railroad -- 0.3%
     2,657,123     CSX Corp.
                   8.3750%,  10/15/14                                                                               3,090,951
     9,680,000     Kansas City Southern de Mexico S.A. de C.V.
                   8.0000%,  2/1/18                                                                                10,478,600
     4,202,000     Kansas City Southern de Mexico S.A. de C.V.(144A)
                   6.6250%,  12/15/20                                                                               4,212,505
     1,638,000     Kansas City Southern Railway
                   13.0000%,  12/15/13                                                                              1,949,220
                                                                                                                   19,731,276
Transportation - Services -- 0.2%
    12,350,000     Asciano Finance, Ltd.(144A)
                   4.6250%,  9/23/20                                                                               11,453,415
     3,316,000     Ryder System, Inc.
                   3.6000%,  3/1/16                                                                                 3,305,866
                                                                                                                   14,759,281
Transportation - Truck -- 0.2%
    11,663,000     JB Hunt Transport Services, Inc.
                   3.3750%,  9/15/15                                                                               11,520,513
-----------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds  (cost $1,894,894,373)                                                                    1,966,168,193
-----------------------------------------------------------------------------------------------------------------------------
Preferred Stock -- 0.1%
Diversified Banking Institutions -- 0.1%
       113,425  Citigroup Capital, 7.8750%                                                                          3,052,267
Food - Miscellaneous/Diversified -- 0%
            19  H.J. Heinz Finance Co., 8.0000% (144A)                                                              2,044,281
-----------------------------------------------------------------------------------------------------------------------------
Total Preferred Stock  (cost $4,735,625)                                                                            5,096,548
-----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes/Bonds -- 8.5%
               U.S. Treasury Notes/Bonds:
   $14,394,000  1.1250%,  6/30/11                                                                                  14,460,342
    19,756,000  1.0000%,  10/31/11                                                                                 19,871,750
     3,417,000  1.0000%,  12/31/11                                                                                  3,439,289
    66,547,000  0.8750%,  1/31/12                                                                                  66,918,732
    51,749,000  1.3750%,  2/15/12                                                                                  52,331,176
    11,347,000  0.8750%,  2/29/12                                                                                  11,413,040
    25,845,000  0.6250%,  7/31/12                                                                                  25,915,557
    10,559,000  1.3750%,  9/15/12                                                                                  10,712,021
     2,065,000  1.3750%,  1/15/13                                                                                   2,096,458
     1,480,000  1.7500%,  4/15/13                                                                                   1,513,996
     9,842,000  1.1250%,  6/15/13                                                                                   9,922,704
     9,210,000  1.0000%,  7/15/13                                                                                   9,255,313
    11,212,000  0.7500%,  8/15/13                                                                                  11,189,229
     2,959,000  2.7500%,  10/31/13                                                                                  3,110,418
    15,740,000  1.7500%,  1/31/14                                                                                  16,069,564
    46,196,000  1.8750%,  2/28/14                                                                                  47,307,568
     3,734,000  2.6250%,  7/31/14                                                                                   3,905,238
     3,351,000  2.3750%,  8/31/14                                                                                   3,471,428
     3,411,000  2.3750%,  9/30/14                                                                                   3,533,049
       808,000  2.1250%,  11/30/14                                                                                    827,695
     5,676,000  2.6250%,  12/31/14                                                                                  5,918,558
    34,217,000  2.2500%,  1/31/15                                                                                  35,125,872
    35,327,000  2.3750%,  2/28/15                                                                                  36,409,066
    12,276,000  2.5000%,  3/31/15                                                                                  12,706,642
    11,537,987  0.5000%,  4/15/15                                                                                  11,793,992
    18,250,000  2.5000%,  4/30/15                                                                                  18,867,361
     4,094,000  2.1250%,  5/31/15                                                                                   4,159,258
     1,355,000  1.8750%,  6/30/15                                                                                   1,360,398
       427,000  1.7500%,  7/31/15                                                                                     425,634
       865,000  1.2500%,  9/30/15                                                                                     839,252
     1,225,000  1.2500%,  10/31/15                                                                                  1,185,570
     3,891,978  1.2500%,  7/15/20                                                                                   3,985,020
    15,527,000  2.6250%,  11/15/20                                                                                 14,646,324
    13,153,000  5.2500%,  2/15/29                                                                                  15,084,847
     3,011,000  4.3750%,  11/15/39                                                                                  3,026,994
     1,288,000  4.6250%,  2/15/40                                                                                   1,349,180
     3,631,000  4.3750%,  5/15/40                                                                                   3,648,574
    26,370,000  3.8750%,  8/15/40                                                                                  24,289,249
    19,999,000  4.2500%,  11/15/40                                                                                 19,674,016
-----------------------------------------------------------------------------------------------------------------------------
Total U.S. Treasury Notes/Bonds  (cost $524,898,859)                                                              531,760,374
-----------------------------------------------------------------------------------------------------------------------------
Short-Term Taxable Variable Rate Demand Note -- 0.1%
     5,375,000  State of California Build America Bonds - Variable Purpose (cost  $5,947,192)                       5,574,628
-----------------------------------------------------------------------------------------------------------------------------
Money Market -- 2.2%
   140,675,138  Janus Cash Liquidity Fund LLC, 0% (cost  $140,675,138)                                            140,675,138
-----------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $5,549,918,732) - 100.0%                                                        $ 6,251,646,195
-----------------------------------------------------------------------------------------------------------------------------


Forward Currency Contracts, Open
As of December 31, 2010 (unaudited)

Counterparty/Currency                                                                                              Unrealized
Sold and                                                        Currency             Currency                   Appreciation/
Settlement Date                                               Units Sold         Value U.S. $                  (Depreciation)
-----------------------------------------------------------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC:
British Pound 1/13/11                                          15,210,000         $23,708,975                        $801,180
Swiss Franc 1/13/11                                            23,600,000          25,252,617                     (1,057,415)
-----------------------------------------------------------------------------------------------------------------------------
                                                                                   48,961,592                       (256,235)
-----------------------------------------------------------------------------------------------------------------------------
HSBC Securities (USA), Inc.:
British Pound 1/27/11                                          11,875,000          18,507,973                        (35,104)
Swiss Franc 1/27/11                                            18,000,000          19,265,066                     (1,309,954)
-----------------------------------------------------------------------------------------------------------------------------
                                                                                   37,773,039                     (1,345,058)
-----------------------------------------------------------------------------------------------------------------------------
JP Morgan Chase & Co.:
British Pound 1/6/11                                           12,000,000          18,706,561                         797,774
-----------------------------------------------------------------------------------------------------------------------------
   Total                                                                         $105,441,191                      $(803,519)
-----------------------------------------------------------------------------------------------------------------------------

Summary of Investments by Country - (Long Positions)

December 31, 2010 (unaudited)

Country                                                                 Value                      % of Investment Secutiries
-----------------------------------------------------------------------------------------------------------------------------
Australia                                                                $44,690,277                                     0.7%
Belgium                                                                    9,289,760                                     0.1%
Brazil                                                                   107,470,315                                     1.7%
Canada                                                                   193,203,560                                     3.1%
Cayman Islands                                                            28,201,429                                     0.5%
Germany                                                                   48,927,244                                     0.8%
Hong Kong                                                                  3,742,982                                     0.1%
Jersey                                                                    27,788,853                                     0.4%
Luxembourg                                                                41,896,603                                     0.7%
Mexico                                                                    14,691,105                                     0.2%
Switzerland                                                              196,508,976                                     3.1%
United Kingdom                                                           153,655,811                                     2.5%
United States+                                                         5,376,997,003                                    86.0%
Virgin Islands
(British)                                                                  4,582,277                                     0.1%
-----------------------------------------------------------------------------------------------------------------------------
Total                                                                 $6,251,646,195                                   100.0%
-----------------------------------------------------------------------------------------------------------------------------

+  Includes Cash Equivalents (83.8% excluding Cash Equivalents).


Notes to Schedule of Investments (unaudited)

ADR             American Depositary Receipt

PLC             Public Limited Company

REIT            Real Estate Investment Trust

ULC             Unlimited Liability Company

U.S. Shares     Securities of foreign companies trading on an American Stock
                Exchange.

*       Non-income producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

++      Rate is subject to change. Rate shown reflects current rate.

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2010 are indicated in the table below:

                                                                     Value as a
                                                                     % of Total
Fund                                                  Value         Investments
--------------------------------------------------------------------------------
Janus Balanced Fund                            $267,673,992                4.3%
--------------------------------------------------------------------------------

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2010. See Significant Accounting Policies for more information.

-------------------------------------------------------------------------------------------------------------------------------
Valuation Input Summary
(as of December 31, 2010)
-------------------------------------------------------------------------------------------------------------------------------
                                                                         Level 2 - Other Significant      Level 3 - Significant
                                             Level 1 - Quoted Prices          Observable Inputs            Unobservable Inputs
===============================================================================================================================
Investments in Securities:
Janus Balanced Fund
Bank Loans                                                       $-                     $54,051,529                          $-

Common Stock
Aerospace and Defense                                    64,787,126                      27,447,811                           -
Agricultural Chemicals                                            -                      61,105,102                           -
Cellular Telecommunications                                       -                      26,491,661                           -

Commercial Banks                                         20,319,304                      22,936,393                           -
Diversified Banking Institutions                        147,669,215                      63,407,412                           -
Medical - Drugs                                         152,961,160                      27,788,853                           -
Oil Companies - Integrated                              138,204,760                      57,086,111                           -
All Other                                             2,738,114,877                               -                           -

Corporate Bonds                                                   -                   1,966,168,193                           -

Preferred Stocks                                                  -                       5,096,548                           -

U.S. Treasury Notes/Bonds                                         -                     531,760,374                           -

Short-Term Taxable Variable Rate
Demand Note                                                       -                       5,574,628                           -

Money Market                                                      -                     140,675,138                           -

Total Investments in Securities                   $   3,262,056,442               $   2,989,589,753              $            -
-------------------------------------------------------------------------------------------------------------------------------
Other Financial Instruments(a):
Janus Balanced Fund                               $               -               $        (803,519)             $            -
-------------------------------------------------------------------------------------------------------------------------------

(a) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of December 31, 2010 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Balanced Fund                                               $  367,723,786
--------------------------------------------------------------------------------

Janus Contrarian Fund

Schedule of Investments (unaudited)

Shares or Contract Amounts                                                                                         Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock -- 104.2%
Airlines -- 3.9%
              1,654,100  Republic Airways Holdings, Inc.*                                                           $    12,108,012
              6,058,671  UAL Corp.*,**                                                                                  144,317,543
                                                                                                                        156,425,555
Automotive - Cars and Light Trucks -- 8.4%
              5,859,697  Fiat S.P.A.                                                                                    120,803,159
              5,834,602  Ford Motor Co.*                                                                                 97,962,968
              1,485,155  Tata Motors, Ltd. (ADR)                                                                         43,574,448
                539,946  Volkswagen A.G.                                                                                 76,398,265
                                                                                                                        338,738,840
Automotive - Truck Parts and Equipment - Original -- 2.5%
              1,418,450  Visteon Corp.*                                                                                 102,160,315
Casino Services -- 0.9%
              2,005,265  International Game Technology                                                                   35,473,138
Coal -- 0.1%
                818,453  Coal India, Ltd.*                                                                                5,761,755
Commercial Banks -- 3.8%
              6,210,345  Banco Bilbao Vizcaya Argentaria S.A.                                                            62,729,920
              2,692,533  ICICI Bank, Ltd.                                                                                68,960,401
              3,039,740  Yes Bank, Ltd.                                                                                  21,266,622
                                                                                                                        152,956,943
Consumer Products - Miscellaneous -- 0.5%
              7,715,275  Marico, Ltd.                                                                                    20,655,746
Containers - Paper and Plastic -- 1.8%
              2,878,420  Smurfit-Stone Container Corp.*                                                                  73,687,552
Electric - Generation -- 1.4%
             12,481,587  NTPC, Ltd.                                                                                      56,014,995
Electric - Transmission -- 1.7%
             32,210,129  Power Grid Corp. of India, Ltd.                                                                 70,817,618
Financial Guarantee Insurance -- 4.0%
              9,177,605  Assured Guaranty, Ltd.**                                                                       162,443,608
Food - Dairy Products -- 1.1%
                514,205  Nestle India, Ltd.                                                                              43,861,537
Food - Miscellaneous/Diversified -- 0.6%
                395,416  Nestle S.A.                                                                                     23,161,470
Forestry -- 1.8%
              1,243,594  Plum Creek Timber Co., Inc.**                                                                   46,572,595
                822,625  Potlatch Corp.                                                                                  26,776,444
                                                                                                                         73,349,039
Gold Mining -- 3.6%
              2,388,130  Newmont Mining Corp.**                                                                         146,702,826
Internet Gambling -- 0.9%
             11,749,897  PartyGaming PLC*,**                                                                             37,641,140
Medical - Drugs -- 3.1%
              3,509,335  Forest Laboratories, Inc.*,**                                                                  112,228,533
                695,200  GlaxoSmithKline PLC**                                                                           13,438,424
                                                                                                                        125,666,957
Medical - Generic Drugs -- 4.2%
              5,573,850  Mylan, Inc.*                                                                                   117,775,450
                835,535  Perrigo Co.                                                                                     52,914,432
                                                                                                                        170,689,882
Medical Products -- 1.0%
                936,030  Covidien PLC (U.S. Shares)                                                                      42,739,130
Metal Processors and Fabricators -- 1.4%
              6,906,937  Bharat Forge, Ltd.                                                                              58,564,523
Office Automation and Equipment -- 1.6%
              5,538,175  Xerox Corp.                                                                                     63,799,776
Oil - Field Services -- 2.9%
              1,440,182  Eurasia Drilling Co., Ltd. (ADR)                                                                46,805,915
              1,741,265  Halliburton Co.                                                                                 71,095,850
                                                                                                                        117,901,765
Oil Companies - Exploration and Production -- 5.3%
              2,666,803  Denbury Resources, Inc.*                                                                        50,909,269
                 96,800  HRT Participacoes em Petroleo S.A.*                                                             92,740,419
                829,330  Pioneer Natural Resources Co.                                                                   72,002,431
                                                                                                                        215,652,119
Paper and Related Products -- 1.6%
              8,092,795  Boise, Inc.*,***                                                                                64,175,864
Pharmacy Services -- 1.5%
              1,108,485  Express Scripts, Inc. - Class A*                                                                59,913,614
Pipelines -- 7.8%
              3,733,404  Kinder Morgan Management LLC*,**                                                               249,690,060
              1,030,765  Plains All American Pipeline L.P.                                                               64,721,734
                                                                                                                        314,411,794
Real Estate Management/Services -- 3.3%
              6,424,795  CB Richard Ellis Group, Inc. - Class A*,**                                                     131,579,802
                203,985  Future Mall Management, Ltd.*                                                                      499,355
                                                                                                                        132,079,157
Real Estate Operating/Development -- 8.1%
              5,490,120  DB Realty, Ltd.*                                                                                23,858,875
             26,693,000  Hang Lung Properties, Ltd.                                                                     124,834,746
              8,133,957  St. Joe Co.*,**,***                                                                            177,726,961
                                                                                                                        326,420,582
REIT - Mortgage -- 0.1%
              2,117,228  Gramercy Capital Corp.*                                                                          4,890,797
REIT - Warehouse and Industrial -- 1.2%
              3,354,668  ProLogis                                                                                        48,441,406
Resorts and Theme Parks -- 3.3%
              2,539,640  Vail Resorts, Inc.*,***                                                                        132,162,866
Retail - Apparel and Shoe -- 2.4%
                303,700  Fast Retailing Co., Ltd.                                                                        48,377,984
              2,222,920  Gap, Inc.                                                                                       49,215,449
                                                                                                                         97,593,433
Retail - Major Department Stores -- 0.8%
              3,697,469  Pantaloon Retail India, Ltd.                                                                    30,346,371
                382,259  Pantaloon Retail India, Ltd. - Class B                                                           2,701,719
                                                                                                                         33,048,090
Semiconductor Components/Integrated Circuits -- 1.6%
              5,057,675  Taiwan Semiconductor Manufacturing Co.,  Ltd.                                                   63,423,244
Steel - Producers -- 5.8%
              5,105,241  Jindal Steel & Power, Ltd.                                                                      81,305,902
              5,822,055  JSW Steel, Ltd.                                                                                153,273,313
                                                                                                                        234,579,215
Telephone - Integrated -- 5.4%
              4,549,823  Freenet A.G.                                                                                    48,005,815
            131,574,551  Telecom Italia S.P.A.                                                                          169,994,777
                                                                                                                        218,000,592
Transportation - Railroad -- 3.3%
              1,496,845  CSX Corp.                                                                                       96,711,155
                565,450  Norfolk Southern Corp.                                                                          35,521,569
                                                                                                                        132,232,724
Wireless Equipment -- 1.5%
              6,862,115  Motorola, Inc.*                                                                                 62,239,383
------------------------------------------------------------------------------------------------------------------------------------
              Total Common Stock  (cost $3,775,771,949)                                                               4,218,478,990
------------------------------------------------------------------------------------------------------------------------------------
Purchased Options - Calls -- 0.5%
                  2,954  Delta Air Lines, Inc.
                         expires January 2011
                         exercise price $12.50                                                                              162,730
                 34,715  Delta Air Lines, Inc.
                         expires January 2011
                         exercise price $12.50                                                                            1,870,479
                 17,872  Ford Motor Co.
                         expires March 2011
                         exercise price $17.00                                                                            1,608,340
                 76,835  Ford Motor Co.
                         expires March 2011
                         exercise price $17.00                                                                            6,859,283
                 81,890  Ford Motor Co.
                         expires March 2011
                         exercise price $17.00                                                                            7,310,558
------------------------------------------------------------------------------------------------------------------------------------
              Total Purchased Options - Calls (premiums paid $34,646,174)                                                17,811,390
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $3,810,418,123) - 104.7%                                                                4,236,290,380
------------------------------------------------------------------------------------------------------------------------------------
Common Stocks Sold Short -- (2.0)%
Diversified Minerals -- (0.7)%
             12,800,000  Lynas Corp., Ltd.*                                                                             (26,963,902)
Electronic Components - Semiconductors -- (1.3)%
                790,545  Cree, Inc.*                                                                                    (52,089,010)
------------------------------------------------------------------------------------------------------------------------------------
              Total Common Stocks Sold Short  (proceeds $61,926,798)                                                    (79,052,912)
------------------------------------------------------------------------------------------------------------------------------------
Exchange Traded Notes -- (2.7)%
Undefined Equity -- (2.7)%
              2,919,014  iPATH S&P 500 VIX Short-Term Futures (ETN)* (proceeds  $140,074,835)                          (109,842,497)
------------------------------------------------------------------------------------------------------------------------------------
              Total Securities Sold Short  (proceeds $202,001,633)                                                     (188,895,409)
------------------------------------------------------------------------------------------------------------------------------------
Total Investments and Securities Sold Short (total cost $3,608,416,490)-100%                                        $ 4,047,394,971
------------------------------------------------------------------------------------------------------------------------------------


Forward Currency Contracts, Open                December 31, 2010 (unaudited)
-------------------------------------------------------------------------------------------------------
Counterparty/Currency Sold                           Currency      Currency Value         Unrealized
and Settlement Date                                 Units Sold         U.S. $            Appreciation
Credit Suisse Securities (USA) LLC:
British Pound 1/13/11                                9,100,000       $ 14,184,857           $   315,799
-------------------------------------------------------------------------------------------------------
HSBC Securities (USA), Inc.:
British Pound 1/27/11                                8,514,500         13,270,411                 1,637
-------------------------------------------------------------------------------------------------------
JP Morgan Chase & Co.:
British Pound 1/6/11                                13,780,000         21,481,368               177,712
-------------------------------------------------------------------------------------------------------
Total                                                                $ 48,936,636           $   495,148
-------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Schedule of Written Options - Calls -- 0%                                                                                     Value
                     iPATH S&P 500 VIX Short-Term Futures ETN
                     expires March 2011
                     5,125 contracts
                     exercise price $50.00 (premiums received $3,766,875 )                                               $(688,500)
------------------------------------------------------------------------------------------------------------------------------------

Schedule of Written Options - Puts -- (0.3)%
------------------------------------------------------------------------------------------------------------------------------------
                     Bank of America Corp.                                                                             $(1,405,870)
                     expires January 2011
                     8,285 contracts
                     exercise price $15.00
                     Delta Air Lines, Inc.
                     expires January 2011
                     92,574 contracts
                     exercise price $12.50                                                                              (4,043,466)
                     Delta Air Lines, Inc.
                     expires January 2011
                     7,878 contracts
                     exercise price $12.50                                                                                (353,523)
                     Denbury Resources, Inc.
                     expires March 2011
                     13,300 contracts
                     exercise price $18.00                                                                                (949,688)
                     Denbury Resources, Inc.
                     expires March 2011
                     10,000 contracts
                     exercise price $18.00                                                                                (714,051)
                     Potlatch Corp.
                     expires January 2011
                     9,044 contracts
                     exercise price $30.00                                                                                (158,602)
                     St. Joe Co.
                     expires January 2011
                     11,220 contracts
                     exercise price $20.00                                                                                (372,020)
                     St. Joe Co.
                     expires January 2011
                     11,215 contracts
                     exercise price $19.00                                                                                (207,420)
                     United Continental Holdings
                     expires January 2011
                     16,700 contracts
                     exercise price $25                                                                                 (3,110,739)
------------------------------------------------------------------------------------------------------------------------------------

              Total Written Options - Puts
              (premiums received $17,647,400)                                                                         $(11,315,379)

Total Return Swaps outstanding as of December 31, 2010
------------------------------------------------------------------------------------------------------------------------
                                                                                                             Unrealized
                                             Return Paid by    Return Received by                         Appreciation/
         Counterparty      Notional Amount         the Fund              the Fund      Termination Date  (Depreciation)
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs                 $(4,299,572)  Mediatek, Inc.   USD Libor minus 400
International                                                    basis points           11/30/2011          $ (582,782)
------------------------------------------------------------------------------------------------------------------------
Goldman Sachs                 (18,549,850)  Mediatek, Inc.   USD Libor minus 400
International                                                    basis points           11/30/2011          (2,514,326)
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                (20,095,072)  Mediatek, Inc.   USD Libor minus 350
                                                                 basis points           11/16/2011         ($2,529,386)
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                (54,843,155)  Hon Hai          FED Funds Effective
                                            Precision           minus 50 basis
                                            Industries              points               9/7/2012          (10,305,437)
------------------------------------------------------------------------------------------------------------------------
Total                                                                                                     ($15,931,931)
------------------------------------------------------------------------------------------------------------------------

Total Return Swaps on Commodities outstanding as of December 31, 2010
------------------------------------------------------------------------------------------------------------------------
UBS AG                       $(20,624,614)  $383,494 for     $383,494 for every
                                            every $1         $1 decrease below
                                            increase above   the starting price
                                            the starting     of $53.78 in the
                                            price of         UBS Cotton Index
                                            $53.78 in the    Total Return(sm)
                                            UBS Cotton
                                            Index Total
                                            Return(sm)                                  11/30/2011         $(6,095,292)
------------------------------------------------------------------------------------------------------------------------
UBS AG                                      $45,112 for      $45,112 for every
                              (21,037,955)  every $1         $1 decrease below
                                            increase above   the starting price
                                            the starting     of $466.39 in the
                                            price of         UBS Sugar Index
                                            $466.39 in the   Total Return(sm)
                                            UBS Sugar
                                            Index Total
                                            Return(sm)                                  11/30/2011          (2,859,252)
------------------------------------------------------------------------------------------------------------------------
Total                                                                                                      ($8,954,544)
------------------------------------------------------------------------------------------------------------------------
Total Swaps                                                                                               ($24,886,475)
------------------------------------------------------------------------------------------------------------------------

Summary of Investments by Country - (Long Positions)
-------------------------------------------------------------
Country                              Value    % of Investment
                                                   Securities
                            $   17,811,390               0.4%
Bermuda                        162,443,608               3.8%
Brazil                          92,740,419               2.2%
Cayman Islands                  46,805,915               1.1%
Germany                        124,404,080               2.9%
Gibraltar                       37,641,140               0.9%
Hong Kong                      124,834,746               3.0%
India                          681,463,180              16.1%
Ireland                         42,739,130               1.0%
Italy                          290,797,936               6.9%
Japan                           48,377,984               1.1%
Spain                           62,729,920               1.5%
Switzerland                     23,161,470               0.6%
Taiwan                          63,423,244               1.5%
United Kingdom                  13,438,424               0.3%
United States                2,403,477,794              56.7%
-------------------------------------------------------------
Total                       $4,236,290,380             100.0%
-------------------------------------------------------------


Summary of Investments by Country - (Short Positions)
-------------------------------------------------------------
Country                             Value     % of Securities
                                                   Sold Short
-------------------------------------------------------------
Australia                         (26,963,902)        (14.3)%
United States                    (161,931,507)        (85.7)%
-------------------------------------------------------------
Total                           $(188,895,409)       (100.0)%

Notes to Schedule of Investments (unaudited)

ADR             American Depositary Receipt

ETN             Exchange-Traded Note

PLC             Public Limited Company

REIT            Real Estate Investment Trust

U.S. Shares     Securities of foreign companies trading on an American Stock
                Exchange.

*       Non-income producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

The following is a summary of inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2010. See Significant Accounting Policies for more information.

                                                                                         Level 2 -
                                                                                         Other                Level 3 -
                                                                                         Significant       Significant
                                                                                         Observable        Unobservable
Valuation Inputs Summary (as of December 31, 2010)         Level 1 - Quoted Prices       Inputs            Inputs
----------------------------------------------------------------------------------------------------------------------------
   Investments in Securities:
   Janus Contrarian Fund
   Common Stock
   Automotive - Cars and Light Trucks                      $            295,164,392     $  43,574,448        $             -
   Automotive - Truck Parts and Equipment - Original                              -                 -            102,160,315

   Oil - Field Services                                                  71,095,850        46,805,915                      -

                                                                      3,659,678,070                                        -
   All Other                                                                                        -

                                                                                  -
   Money Market                                                                                     -                      -

   Total Investment in Securities                          $          4,025,938,312     $  90,380,363        $   102,160,315
----------------------------------------------------------------------------------------------------------------------------
   Investments in Purchased Options:
   Janus Contrarian Fund                                   $                      -     $  17,811,390        $             -
----------------------------------------------------------------------------------------------------------------------------
   Other Financial Instruments(a):
   Janus Contrarian Fund                                   $                      -     $ (36,395,206)       $             -
----------------------------------------------------------------------------------------------------------------------------

(a) Other financial instruments include futures, forward currency, written options, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/ (depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Level 3 Valuation Reconciliation of Assets (for the fiscal period ended December 31, 2010)

                                                                                                               Transfers
                                        Balance                                  Change in                     In         Balance
                                        as of        Accrued     Realized        Unrealized        Net         and/or     as of
                                        September    Discounts/  Gain/           Appreciation/     Purchases/  Out of     December
                                        30, 2010     Premiums    (Loss)          (Depreciation)    (Sales)     Level 3    31,2010
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:

Janus Contrarian Fund

Common Stock
  Automotive - Truck Parts and
Equipment - Original                       $   -       $   -        $  -          $102,160,315       $   -       $  -   $102,160,315
------------------------------------------------------------------------------------------------------------------------------------

*** The Investment Company Act of 1940, as amended, defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period ended December 31, 2010.

                                    Purchases                       Sales                 Realized      Dividend        Value
                             Shares         Cost            Shares         Cost          Gain/(Loss)     Income      at 12/31/10
------------------------------------------------------------------------------------------------------------------------------------
Janus Contrarian Fund

Boise, Inc                 1,067,375      $  7,686,878            -      $          -      $   33,965       $   -     $  64,175,864

St. Joe Co.                        -                 -            -                 -               -           -       177,726,961

Vail Resorts, Inc.                 -                 -      430,700        20,875,990         (14,574)          -       132,162,866
------------------------------------------------------------------------------------------------------------------------------------
                                            $7,686,878                   $ 20,875,990      $   19,391       $   -     $ 374,065,691
------------------------------------------------------------------------------------------------------------------------------------

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of December 31, 2010 is noted below.

Fund                                                            Aggregate Value
--------------------------------------------------------------------------------
Janus Contrarian Fund                                          $     740,416,769
--------------------------------------------------------------------------------

Janus Emerging Markets Fund

Schedule of Investments (unaudited)

Shares                                                                                                         Value
--------------------------------------------------------------------------------------------------------------------
Common Stock -- 59.6%
Agricultural Operations -- 0.9%
                72,000  Chaoda Modern Agriculture Holdings, Ltd.                                         $    54,005
Automotive - Cars and Light Trucks -- 0.6%
                   247  Hyundai Motor Co.*                                                                    37,767
Building - Residential and Commercial -- 1.0%
                 6,300  MRV Engenharia e Participacoes S.A.                                                   59,257
Building and Construction - Miscellaneous -- 0.4%
                   454  Orascom Construction Industries                                                       22,458
Building and Construction Products - Miscellaneous -- 0.4%
                   701  Desarrolladora Homex S.A. (ADR)*                                                      23,701
Casino Hotels -- 0.4%
                 1,130  Kangwon Land, Inc.*                                                                   27,834
Cellular Telecommunications -- 4.3%
                 1,308  America Movil S.A.B. de C.V. - Series L (ADR)                                         75,001
                 3,514  MTN Group Ltd.                                                                        71,813
                 3,005  Turkcell Iletisim Hizmet A/S (ADR)                                                    51,476
                 4,307  VimpelCom Ltd. (ADR)                                                                  64,777
                                                                                                             263,067
Coal -- 0.2%
                 2,500  China Shenhua Energy Co., Ltd.                                                        10,486
Commercial Banks -- 6.3%
                 4,261  Banco Bilbao Vizcaya Argentaria S.A. (ADR)                                            43,334
                 4,006  Banco Do Brasil S.A. (ADR)                                                            78,117
                 3,600  Banco Santander Brasil - ADS                                                          48,960
                   950  Erste Group Bank A.G.                                                                 44,603
                 1,101  ICICI Bank, Ltd. (ADR)                                                                55,755
                   968  OTP Bank PLC*                                                                         23,374
                   160  Sberbank of Russia                                                                    66,371
                 1,596  Standard Bank Group, Ltd.                                                             26,097
                                                                                                             386,611
Cosmetics and Toiletries -- 0.3%
                   700  Natura Cosmeticos S.A.                                                                20,115
Diversified Financial Services -- 0.7%
                   960  Shinhan Financial Group Company, Ltd.*                                                44,755
Diversified Minerals -- 1.4%
                   566  Anglo American PLC                                                                    29,516
                   493  BHP Billiton PLC                                                                      19,605
                 1,028  Cia Vale do Rio Doce (ADR)                                                            35,538
                                                                                                              84,659
Diversified Operations -- 1.5%
                 6,000  China Merchants Holdings International Co., Ltd.                                      23,699
                 4,298  KHD Humboldt Wedag International A.G.                                                 39,893
                   475  Orascom Development Holding A.G.*                                                     28,433
                                                                                                              92,025
Electric - Distribution -- 0.6%
                 5,100  Equatorial Energia S.A.                                                               35,033
Electric - Generation -- 0.7%
                 2,800  MPX Energia S.A.*                                                                     44,440
Electric - Integrated -- 0.9%
                 1,275  Centrais Eletricas Brasileiras S.A. (ADR)                                             17,531
                 2,300  Pampa Energia S.A. (ADR)                                                              39,100
                                                                                                              56,631
Electronic Components - Semiconductors -- 1.6%
                   122  Samsung Electronics Company, Ltd.                                                    102,034
Finance - Consumer Loans -- 0.3%
                 2,921  African Bank Investments, Ltd.                                                        17,209
Finance - Other Services -- 0.8%
                 5,900  BM&F Bovespa S.A.                                                                     46,678
Food - Meat Products -- 0.5%
                 7,000  JBS S.A.                                                                              30,242
Food - Miscellaneous/Diversified -- 1.2%
                10,000  China Yurun Food Group, Ltd.                                                          32,872
               150,000  Pacific Andes Resources Development, Ltd.                                             42,089
                                                                                                              74,961
Food - Wholesale/Distribution -- 0.8%
                20,000  Olam International, Ltd.                                                              48,948
Hotels and Motels -- 0.4%
                 1,174  7 Days Group Holdings, Ltd. (ADR)*                                                    25,006
Insurance Brokers -- 0.4%
                 1,553  CNinsure, Inc. (ADR)                                                                  26,789
Investment Management and Advisory Services -- 0.7%
                10,400  GP Investments, Ltd. (BDR)*                                                           46,059
Life and Health Insurance -- 2.5%
                 1,002  Cathay Financial Holding Company, Ltd. (GDR)                                          16,734
                10,000  China Pacific Insurance Group Co., Ltd.                                               41,556
                 8,943  Discovery Holdings, Ltd.                                                              53,597
                   494  Samsung Life Insurance Co., Ltd.                                                      44,624
                                                                                                             156,511
Medical - Drugs -- 0.2%
                   136  Egis Gyogyszergyar Nyrt                                                               13,142
Medical - Generic Drugs -- 0.7%
                 1,450  Pharmstandard (GDR)*                                                                  41,325
Metal - Aluminum -- 0.6%
                24,000  United Co. RUSAL PLC*                                                                 36,806
Metal - Copper -- 0.6%
                   351  First Quantum Minerals, Ltd.                                                          38,137
Metal - Diversified -- 1.3%
                 2,182  Ivanhoe Mines, Ltd. (U.S. Shares)*                                                    50,011
                   424  Rio Tinto PLC                                                                         29,655
                                                                                                              79,666
Metal - Iron -- 1.4%
                19,039  Atlas Iron, Ltd.*                                                                     57,434
                   451  Kumba Iron Ore, Ltd.                                                                  29,107
                                                                                                              86,541
Multimedia -- 1.0%
                 2,625  Grupo Clarin*                                                                         26,775
                   594  Naspers Ltd.                                                                          35,035
                                                                                                              61,810
Oil and Gas Drilling -- 1.1%
                 8,863  Karoon Gas Australia, Ltd.*                                                           66,615
Oil Companies - Exploration and Production -- 5.4%
                 2,841  Alliance Oil Co., Ltd.*                                                               44,850
                 7,038  Cairn Energy PLC*                                                                     46,080
                   353  CNOOC, Ltd. (ADR)                                                                     84,144
                 4,086  Gazprom OAO (ADR)                                                                    103,948
                   301  Niko Resources, Ltd.                                                                  31,245
                 2,000  OGX Petroleo e Gas Participacoes S.A. (ADR)*                                          24,040
                                                                                                             334,307
Oil Companies - Integrated -- 2.7%
                 2,171  Petroleo Brasileiro S.A. (ADR)                                                        82,151
                 6,876  Rosneft Oil Co. (GDR)                                                                 49,232
                   701  Sasol, Ltd. (ADR)                                                                     36,487
                                                                                                             167,870
Oil Refining and Marketing -- 0.9%
                 1,140  Reliance Industries, Ltd. (GDR)                                                       54,173
Pastoral and Agricultural -- 0.7%
                 2,462  MHP S.A.*                                                                             42,100
Petrochemicals -- 0.3%
                    60  LG Chemical, Ltd.*                                                                    20,675
Platinum -- 1.4%
                   318  Anglo Platinum, Ltd.*                                                                 33,559
                13,900  Eastern Platinum, Ltd.*                                                               24,751
                   818  Impala Platinum Holdings, Ltd. (ADR)                                                  28,949
                                                                                                              87,259
Real Estate Management/Services -- 0.3%
                   900  LPS Brasil Consultoria de Imoveis S.A.                                                21,150
Real Estate Operating/Development -- 3.4%
                 2,000  Cyrela Brazil Realty S.A.                                                             26,332
                14,401  Echo Investment S.A.*                                                                 23,362
                 8,000  Hang Lung Properties, Ltd.                                                            37,414
               179,000  Powerlong Real Estate Holdings, Ltd.                                                  58,495
                52,500  Shui On Land, Ltd.                                                                    25,262
                60,000  Shun Tak Holdings, Ltd.                                                               37,516
                                                                                                             208,381
Retail - Apparel and Shoe -- 1.0%
                17,000  Anta Sports Products, Ltd.                                                            26,990
                13,000  Ports Design, Ltd.                                                                    35,876
                                                                                                              62,866
Retail - Major Department Stores -- 0.4%
                13,000  Parkson Holdings Bhd                                                                  22,735
Retail - Petroleum Products -- 0.2%
                 6,249  Turcas Petrol A/S                                                                     15,653
Rubber/Plastic Products -- 0.8%
                22,202  Jain Irrigation Systems, Ltd.                                                         52,330
Semiconductor Components/Integrated Circuits -- 2.5%
                12,151  Taiwan Semiconductor Manufacturing Co.,  Ltd.                                        152,374
Steel - Producers -- 2.9%
                 7,393  Al Ezz Steel Rebars S.A.E.*                                                           24,966
                   509  ArcelorMittal                                                                         19,300
                 6,114  Mechel (ADR)                                                                          58,450
                   178  POSCO                                                                                 76,396
                                                                                                             179,112
--------------------------------------------------------------------------------------------------------------------
Total Common Stock  (cost $3,634,282)                                                                      3,682,308
--------------------------------------------------------------------------------------------------------------------
Exchange - Traded Funds -- 5.7%
Emerging Market - Equity -- 5.7%
                44,400  BOCI-Prudential - W.I.S.E. - CSI China Tracker Fund*                                 215,928
                 2,854  Vanguard Emerging Markets (ETF)                                                      137,420
--------------------------------------------------------------------------------------------------------------------
Total Exchange - Traded Funds  (cost $346,428)                                                               353,348
--------------------------------------------------------------------------------------------------------------------
Money Market -- 33.5%
             2,067,000  Janus Cash Liquidity Fund LLC, 0%
                           (cost  $2,067,000)                                                              2,067,000
--------------------------------------------------------------------------------------------------------------------
Preferred Stock -- 1.2%
Electric Products - Miscellaneous -- 1.2%
                 1,850  LG Electronics, Inc. (cost  $71,282)                                                  71,492
--------------------------------------------------------------------------------------------------------------------
Right -- 0%
Metal - Diversified -- 0%
                 2,082  Ivanhoe Mines, Ltd./CA Rights* (cost  $0)                                              2,915
--------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $6,118,992) - 100.0%                                                       $ 6,177,063
--------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                          December 31, 2010 (unaudited)

Country                                                  Value   % of Investment
--------------------------------------------------------------------------------
                                                                      Securities
Argentina                                          $    39,100              0.6%
Australia                                              124,050              2.0%
Austria                                                 44,603              0.7%
Bermuda                                                201,746              3.3%
Brazil                                                 569,583              9.2%
Canada                                                 147,059              2.4%
Cayman Islands                                         216,547              3.5%
China                                                   52,042              0.8%
Egypt                                                   47,424              0.8%
Germany                                                 39,893              0.6%
Hong Kong                                              398,701              6.5%
Hungary                                                 36,517              0.6%
India                                                  162,258              2.6%
Jersey                                                  36,806              0.6%
Korea                                                  425,578              6.9%
Luxembourg                                              61,401              1.0%
Malaysia                                                22,735              0.4%
Mexico                                                  98,701              1.6%
Poland                                                  23,362              0.4%
Russian Federation                                     384,103              6.2%
Singapore                                               48,948              0.8%
South Africa                                           331,852              5.4%
Spain                                                   43,334              0.7%
Switzerland                                             28,433              0.5%
Taiwan                                                 169,107              2.7%
Turkey                                                  67,129              1.1%
United Kingdom                                         151,631              2.5%
United States++                                      2,204,420             35.6%
--------------------------------------------------------------------------------
Total                                              $ 6,177,063            100.0%

++ Includes Short-Term Securities (2.2% excluding Short-Term Securities).

Total Return Swaps outstanding as of December 31, 2010
-------------------------------------------------------------------------------------------------------------
                                                                  Return                          Unrealized
Counterparty               Notional   Return Paid by the     Received by       Termination     Appreciation/
                             Amount                 Fund        the Fund              Date    (Depreciation)
-------------------------------------------------------------------------------------------------------------
Morgan Stanley              $22,935  Al Abdullatif          Fed Funds        12/31/2012              $ (132)
                                     Industrial             Effective
                                     Investment Co.          plus 100
                                                           basis points
-------------------------------------------------------------------------------------------------------------
Morgan Stanley               26,530  LSR Group              Fed Funds
                                                            Effective
                                                             plus 100
                                                           basis points       1/3/2013                  (11)
-------------------------------------------------------------------------------------------------------------
Morgan Stanley               34,721  Saudi Basic            Fed Funds
                                     Industries Corp.       Effective
                                                             plus 100
                                                           basis points      12/31/2012                (422)
-------------------------------------------------------------------------------------------------------------
Morgan Stanley               27,036  Saudi Telecom Co.      Fed Funds
                                                            Effective
                                                             plus 100
                                                           basis points      12/31/2012                (137)
-------------------------------------------------------------------------------------------------------------
Morgan Stanley               27,237  Saudi                  Fed Funds        12/31/2012                (439)
                                     Pharmaceutical         Effective
                                     Industrial Co.          plus 100
                                                           basis points
-------------------------------------------------------------------------------------------------------------
Morgan Stanley               34,280  Samba Financial        Fed Funds        12/31/2012                 100
                                     Group                  Effective
                                                             plus 100
                                                           basis points
-------------------------------------------------------------------------------------------------------------
Morgan Stanley               57,175  Transneft              Fed Funds
                                                            Effective
                                                             plus 100
                                                           basis points       1/3/2013               (3,972)
-------------------------------------------------------------------------------------------------------------
Morgan Stanley               38,112  TNK-BP Holding         Fed Funds
                                                            Effective
                                                             plus 100
                                                           basis points       1/3/2013                 (231)
-------------------------------------------------------------------------------------------------------------
Morgan Stanley               29,824  Yamamah Saudi          Fed Funds
                                     Cement Co., Ltd.       Effective
                                                             plus 100
                                                           basis points      12/31/2012                (437)
-------------------------------------------------------------------------------------------------------------
UBS AG                       51,465  Adani Enterprises      USD LIBOR
                                     Ltd.                    plus 100
                                                           basis points      1/25/2012                2,515
-------------------------------------------------------------------------------------------------------------
UBS AG                       22,641  Adani Power Ltd.       USD LIBOR
                                                             plus 100
                                                           basis points      1/25/2012                  613
-------------------------------------------------------------------------------------------------------------
UBS AG                       16,694  Baoshan Iron &         USD LIBOR
                                     Steel Co., Ltd.         plus 100
                                                           basis points      1/18/2012                 (212)
-------------------------------------------------------------------------------------------------------------
UBS AG                       66,196  China Construction     USD LIBOR
                                     Bank Corp.              plus 100
                                                           basis points      1/18/2012                 (721)
-------------------------------------------------------------------------------------------------------------
UBS AG                       38,051  China Merchants        USD LIBOR
                                     Bank Co., Ltd.          plus 100
                                                           basis points      1/18/2012                 (728)
-------------------------------------------------------------------------------------------------------------
UBS AG                       82,718  China Vanke Co.,       USD LIBOR
                                     Ltd.                    plus 100
                                                           basis points      1/18/2012               (5,379)
-------------------------------------------------------------------------------------------------------------
UBS AG                       50,699  Educomp Solutions      USD LIBOR
                                     Ltd.                    plus 100
                                                           basis points      1/25/2012                1,304
-------------------------------------------------------------------------------------------------------------
UBS AG                       20,962  Glenmark               USD LIBOR
                                     Pharmaceuticals         plus 100
                                     Ltd.                  basis points      1/25/2012                  651
-------------------------------------------------------------------------------------------------------------
UBS AG                       19,874  Housing                USD LIBOR
                                     Development &           plus 100
                                     Infastructure Ltd.    basis points      1/25/2012                  700
-------------------------------------------------------------------------------------------------------------
UBS AG                       25,513  Indiabulls Real        USD LIBOR
                                     Estate Ltd.             plus 100
                                                           basis points      1/25/2012                2,748
-------------------------------------------------------------------------------------------------------------
UBS AG                       28,358  Pipavav Shipyard       USD LIBOR
                                     Ltd.                    plus 100
                                                           basis points      1/25/2012                1,992
-------------------------------------------------------------------------------------------------------------
UBS AG                       25,544  Redington India        USD LIBOR
                                     Ltd.                    plus 100
                                                           basis points      1/25/2012                   59
-------------------------------------------------------------------------------------------------------------
                                                                                                    $ 2,139
-------------------------------------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

ADR             American Depositary Receipt

BDR             Brazilian Depositary Receipt

ETF             Exchange-Traded Fund

GDR             Global Depositary Receipt

PLC             Public Limited Company

U.S. Shares     Securities of foreign companies trading on an American Stock
                Exchange.

*               Non-income producing security.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2010. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of December
31, 2010)

                                                                                     Level 3 -
                                                              Level 2 - Other        Significant
                                              Level 1 -       Significant            Unobservable
                                              Quoted Prices   Observable Inputs      Inputs
---------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Emerging Markets Fund

Common Stock                                           $-            $ 3,682,308               $ -
---------------------------------------------------------------------------------------------------
Exchange - Traded Funds                                 -                353,348                 -
---------------------------------------------------------------------------------------------------
Preferred Stock                                         -                 71,492                 -
---------------------------------------------------------------------------------------------------
Rights                                                  -                  2,915                 -
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
Money Market                                            -              2,067,000                 -
---------------------------------------------------------------------------------------------------

Total Investments in Securities                        $-            $ 6,177,063               $ -
---------------------------------------------------------------------------------------------------
Other Financial Instruments(a):

Janus Emerging Markets Fund                            $-            $     3,939               $ -
---------------------------------------------------------------------------------------------------

(a) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements and/or securities with extended settlement dates as of December 31, 2010 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Emerging Markets Fund                                         $625,000

Janus Enterprise Fund

Schedule of Investments (unaudited)

Shares                                                                                                        Value
-------------------------------------------------------------------------------------------------------------------
Common Stock -- 95.0%
Advertising Sales -- 1.3%
              907,817 Lamar Advertising Co. - Class A*                                               $   36,167,429
Aerospace and Defense -- 0.8%
              317,800 TransDigm Group, Inc.*                                                             22,884,778
Agricultural Chemicals -- 2.0%
              345,335 Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                             53,468,218
Airlines -- 1.3%
            1,131,226 Ryanair Holdings PLC (ADR)*,**                                                     34,796,512
Apparel Manufacturers -- 0.5%
              123,437 Polo Ralph Lauren Corp.                                                            13,691,632
Auction House - Art Dealer -- 1.9%
            2,231,395 Ritchie Bros. Auctioneers, Inc. (U.S. Shares)                                      51,433,655
Commercial Services -- 0.6%
              304,790 CoStar Group, Inc.*                                                                17,543,712
Commercial Services - Finance -- 4.3%
              798,707 Global Payments, Inc.                                                              36,908,250
            2,349,760 Verisk Analytics, Inc.*                                                            80,079,821
                                                                                                        116,988,071
Computer Aided Design -- 0.4%
              209,160 ANSYS, Inc.*                                                                       10,890,961
Computer Services -- 2.9%
              971,380 IHS, Inc. - Class A*                                                               78,089,238
Computers -- 1.3%
              108,729 Apple, Inc.*                                                                       35,071,626
Consulting Services -- 1.2%
              967,237 Gartner, Inc.*                                                                     32,112,268
Containers - Metal and Glass -- 0.6%
              225,125 Ball Corp.                                                                         15,319,756
Decision Support Software -- 2.5%
            1,749,187 MSCI, Inc.*                                                                        68,148,326
Diagnostic Equipment -- 1.8%
              834,033 Gen-Probe, Inc.*                                                                   48,665,826
Diagnostic Kits -- 0.5%
              204,480 Idexx Laboratories, Inc.*                                                          14,154,106
Distribution/Wholesale -- 4.7%
              624,620 Fastenal Co.                                                                       37,420,984
           12,456,695 Li & Fung, Ltd.                                                                    72,279,153
              126,060 W.W. Grainger, Inc.                                                                17,410,147
                                                                                                        127,110,284
Educational Software -- 0.7%
              436,915 Blackboard, Inc.*                                                                  18,044,590
Electric Products - Miscellaneous -- 0.8%
              577,056 AMETEK, Inc.                                                                       22,649,448
Electronic Components - Miscellaneous -- 2.8%
            2,736,358 Flextronics International, Ltd.*                                                   21,480,410
            1,559,185 Tyco Electronics, Ltd. (U.S. Shares)                                               55,195,149
                                                                                                         76,675,559
Electronic Components - Semiconductors -- 3.5%
            5,733,140 ARM Holdings PLC                                                                   37,831,860
            5,688,221 ON Semiconductor Corp.*                                                            56,199,624
                                                                                                         94,031,484
Electronic Connectors -- 2.3%
            1,159,250 Amphenol Corp. - Class A                                                           61,185,215
Electronic Measuring Instruments -- 1.0%
              687,281 Trimble Navigation, Ltd.*                                                          27,443,130
Entertainment Software -- 0.6%
              979,645 Electronic Arts, Inc.*                                                             16,046,585
Fiduciary Banks -- 0.6%
              301,465 Northern Trust Corp.                                                               16,704,176
Finance - Investment Bankers/Brokers -- 0.7%
              493,640 LPL Investment Holdings, Inc.*                                                     17,953,687
Hazardous Waste Disposal -- 0.5%
              170,740 Stericycle, Inc.*                                                                  13,816,281
Instruments - Controls -- 0.9%
              162,355 Mettler-Toledo International, Inc.*                                                24,549,700
Instruments - Scientific -- 2.7%
            1,010,396 Thermo Fisher Scientific, Inc.*                                                    55,935,522
              217,515 Waters Corp.*                                                                      16,903,091
                                                                                                         72,838,613
Insurance Brokers -- 0.7%
              406,435 AON Corp.                                                                          18,700,074
Investment Management and Advisory Services -- 2.0%
              655,873 Eaton Vance Corp.                                                                  19,827,041
              512,390 T. Rowe Price Group, Inc.                                                          33,069,650
                                                                                                         52,896,691
Machinery - General Industrial -- 1.1%
              402,320 Roper Industries, Inc.                                                             30,749,318
Medical - Biomedical and Genetic -- 3.5%
              969,280 Celgene Corp.*,**                                                                  57,323,219
              547,177 Gilead Sciences, Inc.*                                                             19,829,695
              464,175 Vertex Pharmaceuticals, Inc.*                                                      16,260,050
                                                                                                         93,412,964
Medical - Drugs -- 0.8%
              778,494 Valeant Pharmaceuticals International, Inc.                                        22,023,595
Medical Information Systems -- 1.0%
              628,630 athenahealth, Inc.*                                                                25,761,257
Medical Instruments -- 3.0%
            1,387,330 St. Jude Medical, Inc.*                                                            59,308,357
              311,970 Techne Corp.                                                                       20,487,070
                                                                                                         79,795,427
Medical Products -- 3.9%
              541,225 Henry Schein, Inc.*                                                                33,225,803
            1,045,273 Varian Medical Systems, Inc.*                                                      72,416,513
                                                                                                        105,642,316
Metal Processors and Fabricators -- 1.2%
              228,340 Precision Castparts Corp.                                                          31,787,211
Networking Products -- 1.3%
              987,355 Juniper Networks, Inc.*                                                            36,453,147
Oil Companies - Exploration and Production -- 1.3%
              718,669 Ultra Petroleum Corp. (U.S. Shares)*                                               34,330,818
Oil Field Machinery and Equipment -- 1.9%
            1,209,670 Dresser-Rand Group, Inc.*                                                          51,519,845
Pipelines -- 2.2%
              729,747 Energy Transfer Equity L.P.                                                        28,511,216
              475,631 Kinder Morgan Management LLC*                                                      31,810,201
                                                                                                         60,321,417
Printing - Commercial -- 1.8%
            1,070,784 VistaPrint N.V. (U.S. Shares)*,**                                                  49,256,064
Reinsurance -- 0.6%
              189,970 Berkshire Hathaway, Inc. - Class B*                                                15,218,497
Retail - Apparel and Shoe -- 0.6%
            1,016,160 American Eagle Outfitters, Inc.                                                    14,866,421
Retail - Automobile -- 1.4%
            1,040,685 Copart, Inc.*                                                                      38,869,585
Retail - Bedding -- 0.6%
              356,198 Bed Bath & Beyond, Inc.*                                                           17,507,132
Retail - Office Supplies -- 0.7%
              816,827 Staples, Inc.                                                                      18,599,151
Retail - Petroleum Products -- 0.8%
              613,390 World Fuel Services Corp.                                                          22,180,182
Retail - Regional Department Stores -- 0.7%
              345,455 Kohl's Corp.*                                                                      18,772,025
Semiconductor Components/Integrated Circuits -- 3.6%
            7,840,507 Atmel Corp.*                                                                       96,595,046
Semiconductor Equipment -- 2.3%
              480,575 ASML Holdings N.V. (U.S. Shares)**                                                 18,425,246
            1,098,188 KLA-Tencor Corp.                                                                   42,433,984
                                                                                                         60,859,230
Telecommunication Equipment - Fiber Optics -- 0.7%
              923,300 Corning, Inc.                                                                      17,838,156
Telecommunication Services -- 1.3%
            1,273,619 Amdocs, Ltd. (U.S. Shares)*                                                        34,986,314
Transactional Software -- 0.9%
              480,651 Solera Holdings, Inc.                                                              24,667,009
Transportation - Railroad -- 0.6%
              232,605 Canadian National Railway Co. (U.S. Shares)                                        15,461,254
Transportation - Services -- 2.9%
              615,855 C.H. Robinson Worldwide, Inc.                                                      49,385,412
              548,995 Expeditors International of Washington, Inc.                                       29,975,127
                                                                                                         79,360,539
Transportation - Truck -- 0.9%
              597,825 Landstar System, Inc.                                                              24,474,956
Vitamins and Nutrition Products -- 0.9%
              380,809 Mead Johnson Nutrition Co. - Class A                                               23,705,360
Wireless Equipment -- 4.1%
            2,533,278 Crown Castle International Corp.*                                                 111,033,575
-------------------------------------------------------------------------------------------------------------------
Total Common Stock  (cost $1,808,786,574)                                                             2,566,119,442
-------------------------------------------------------------------------------------------------------------------
Money Market -- 5.0%
          135,290,269 Janus Cash Liquidity Fund LLC, 0% (cost  $135,290,269)                            135,290,269
-------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $1,944,076,843) - 100%                                                 $2,701,409,711
-------------------------------------------------------------------------------------------------------------------

Summary of Investments by Country - (Long Positions)
             December 31, 2010 (unaudited)
--------------------------------------------------------------
                                               % of Investment
Country                                  Value      Securities
Bermuda                       $     72,279,153            2.7%
Canada                             176,717,540            6.5%
Guernsey                            34,986,314            1.3%
Ireland                             34,796,512            1.3%
Netherlands                         67,681,310            2.5%
Singapore                           21,480,410            0.8%
Switzerland                         55,195,149            2.0%
United Kingdom                      37,831,860            1.4%
United States++                  2,200,441,463           81.5%
--------------------------------------------------------------
Total                         $  2,701,409,711          100.0%
--------------------------------------------------------------

++ Includes Cash Equivalents (76.5% excluding Cash Equivalents).

Forward Currency Contracts, Open
--------------------------------------------------------------------------------
As of December 31, 2010 (unaudited)
--------------------------------------------------------------------------------

                                                                                             Unrealized
Counterparty/Currency Sold                                                                  Appreciation/
and Settlement Date                   Currency Units Sold    Currency Value U.S. $         (Depreciation)
Credit Suisse Securities (USA) LLC:
Euro 1/13/11                                   13,500,000             $18,036,956                   $509,344
-------------------------------------------------------------------------------------------------------------
HSBC Securities (USA), Inc.:
Euro 1/27/11                                   12,591,250              16,822,335                   (313,192)
-------------------------------------------------------------------------------------------------------------
JP Morgan Chase & Co.:
Euro 1/6/11                                     8,548,000              11,420,891                    663,854
-------------------------------------------------------------------------------------------------------------
Total                                                                 $46,280,182                   $860,006
-------------------------------------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

ADR             American Depositary Receipt

PLC             Public Limited Company

U.S. Shares     Shares of foreign companies trading on an American Stock
                Exchange.

*               Non-income producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

The following is a summary of inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2010. See Significant Accounting Policies for more information.

                                                            Level 1 - Quoted Prices        Level 2 -               Level 3 -
                                                                                               Other             Significant
                                                                                         Significant
                                                                                          Observable            Unobservable
Valuation Inputs Summary (as of December 31, 2010)                                            Inputs                  Inputs
----------------------------------------------------------------------------------------------------------------------------
   Investments in Securities:
   Janus Enterprise Fund
   Common Stock
   Airlines                                                         $             -    $  34,796,512                     $ -
   All Other                                                          2,531,322,930                -                       -

   Money Market                                                                   -      135,290,269                       -

   Total Investment in Securities                                   $ 2,531,322,930    $ 170,086,781                     $ -
----------------------------------------------------------------------------------------------------------------------------
   Other Financial Instruments(a):                                  $             -    $     860,006                     $ -
   Janus Enterprise Fund
----------------------------------------------------------------------------------------------------------------------------

(a) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/ (depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements and/or securities with extended settlement dates as of December 31, 2010 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Enterprise Fund                                            $   121,994,021
--------------------------------------------------------------------------------

Janus Forty Fund

Schedule of Investments (unaudited)

Shares                                                                                                                Value
---------------------------------------------------------------------------------------------------------------------------
Common Stock - 99.1%
Agricultural Chemicals - 1.0%
              224,392 Syngenta A.G.                                                                            $ 65,658,727
Automotive - Cars and Light Trucks - 5.0%
           14,463,695 Ford Motor Co.*                                                                           242,845,439
            2,491,950 General Motors Co.*                                                                        91,853,277
                                                                                                                334,698,716
Brewery - 3.1%
            3,636,450 Anheuser-Busch InBev N.V.                                                                 207,949,843
            1,579,816 Anheuser-Busch InBev N.V. - VVPR Strip*                                                         8,443
                                                                                                                207,958,286
Cellular Telecommunications - 0.8%
              899,230 America Movil S.A.B. de C.V. - Series L (ADR)                                              51,561,848
Chemicals - Diversified - 1.2%
            4,607,963 Israel Chemicals, Ltd.                                                                     79,069,785
Commercial Banks - 2.0%
            5,064,043 Standard Chartered PLC                                                                    136,216,347
Computers - 10.2%
            2,136,371 Apple, Inc.*,**                                                                           689,107,830
Cosmetics and Toiletries - 1.4%
            1,129,350    Colgate-Palmolive Co.                                                                   90,765,860
Diversified Banking Institutions - 7.1%
           22,914,256 Bank of America Corp.**                                                                   305,676,175
              324,480 Goldman Sachs Group, Inc.                                                                  54,564,557
            2,815,395 JPMorgan Chase & Co.**                                                                    119,429,056
                                                                                                                479,669,788
E-Commerce/Services - 5.0%
           12,104,385 eBay, Inc.*                                                                               336,865,035
Electronic Components - Miscellaneous - 2.2%
            4,255,885 Tyco Electronics, Ltd. (U.S. Shares)                                                      150,658,329
Electronic Connectors - 1.2%
            1,541,950 Amphenol Corp. - Class A                                                                   81,384,121
Electronic Forms - 1.4%
            3,120,895 Adobe Systems, Inc.*                                                                       96,061,148
Enterprise Software/Services - 5.5%
           11,904,653 Oracle Corp.                                                                              372,615,639
Finance - Investment Bankers/Brokers - 2.1%
            8,162,376 Charles Schwab Corp.                                                                      139,658,253
Finance - Other Services - 2.0%
              427,266 CME Group, Inc.                                                                           137,472,835
Industrial Automation and Robotics - 2.4%
            1,067,300 Fanuc, Ltd.                                                                               163,967,365
Life and Health Insurance - 3.7%
           30,695,800 AIA Group, Ltd.*                                                                           86,290,718
           15,538,441 Prudential PLC                                                                            161,808,296
                                                                                                                248,099,014
Medical - Biomedical and Genetic - 6.8%
            6,534,544 Celgene Corp.*                                                                            386,452,932
            2,042,836 Vertex Pharmaceuticals, Inc.*                                                              71,560,545
                                                                                                                458,013,477
Medical Instruments - 1.6%
              424,451 Intuitive Surgical, Inc.*                                                                 109,402,245
Multimedia - 3.5%
           16,235,990 News Corp. - Class A                                                                      236,396,014
Networking Products - 4.6%
           15,254,907 Cisco Systems, Inc.*                                                                      308,606,769
Oil Companies - Integrated - 2.3%
            3,633,935 BG Group PLC                                                                               73,417,406
            2,225,393 Petroleo Brasileiro S.A. (ADR)                                                             84,208,871
                                                                                                                157,626,277
Pharmacy Services - 2.0%
            2,195,270 Medco Health Solutions, Inc.*                                                             134,504,193
Real Estate Operating/Development - 0.9%
           13,149,000 Hang Lung Properties, Ltd.                                                                 61,493,728
Retail - Apparel and Shoe - 2.9%
            6,440,022 Limited Brands, Inc.                                                                      197,901,876
Soap and Cleaning Preparations - 1.0%
            1,188,804 Reckitt Benckiser Group PLC                                                                65,326,029
Transportation - Services - 5.0%
            1,025,380 C.H. Robinson Worldwide, Inc.                                                              82,225,222
            3,518,075 United Parcel Service, Inc. - Class B                                                     255,341,884
                                                                                                                337,567,106
Web Portals/Internet Service Providers - 8.7%
              577,113 Google, Inc. - Class A*                                                                   342,787,808
           14,513,687 Yahoo!, Inc.*                                                                             241,362,615
                                                                                                                584,150,423
Wireless Equipment - 2.5%
            3,803,675 Crown Castle International Corp.*                                                         166,715,075
---------------------------------------------------------------------------------------------------------------------------
      Total Common Stock  (cost $5,215,185,357)                                                               6,679,192,138
---------------------------------------------------------------------------------------------------------------------------
Money Market - 0.9%
           58,608,212 Janus Cash Liquidity Fund LLC, 0% (cost $58,608,212)                                       58,608,212
---------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $5,273,793,569) - 100%                                                         $6,737,800,350
---------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
Schedule of Written Options - Calls                                                                                   Value
----------------------------------------------------------------------------------------------------------------------------
                  Apple, Inc.                                                                                  $ (9,106,663)
                  expires January 2011
                  2,540 contracts
                  exercise price $288.00
                  Bank of America Corp.
                  expires January 2011
                  17,299 contracts
                  exercise price $18.00                                                                              (2,763)
                  JPMorgan Chase & Co.
                  expires January 2011
                  3,397 contracts
                  exercise price $46.00                                                                             (56,924)
----------------------------------------------------------------------------------------------------------------------------
      Total Written Options - Calls
               (premiums received $7,315,156 )                                                                 $ (9,166,350)

Schedule of Written Options - Puts
----------------------------------------------------------------------------------------------------------------------------
                  Apple, Inc.                                                                                  $       (628)
                  expires January 2011
                  2,540 contracts
                  exercise price $192.00
                  Bank of America Corp.
                  expires January 2011
                  17,299 contracts
                  exercise price $12.00                                                                            (183,300)
                  JPMorgan Chase & Co.
                  expires January 2011
                  3,397 contracts
                  exercise price $31.00                                                                              (3,690)
----------------------------------------------------------------------------------------------------------------------------
      Total Written Options - Puts
               (premiums received $5,667,298 )                                                                 $   (187,618)

      Summary of Investments by Country - (Long Positions)
                  December 31, 2010 (unaudited)
--------------------------------------------------------------
                                               % of Investment
Country                                  Value      Securities
Belgium                       $    207,958,286            3.1%
Brazil                              84,208,871            1.2%
Hong Kong                          147,784,446            2.2%
Israel                              79,069,785            1.2%
Japan                              163,967,365            2.4%
Mexico                              51,561,848            0.8%
Switzerland                        216,317,056            3.2%
United Kingdom                     436,768,078            6.5%
United States++                  5,350,164,615           79.4%
--------------------------------------------------------------
Total                         $  6,737,800,350          100.0%
--------------------------------------------------------------

++  Includes Cash Equivalents (78.5% excluding Cash Equivalents).

Notes to Schedule of Investments (unaudited)

ADR             American Depositary Receipt

PLC             Public Limited Company

U.S. Shares     Securities of foreign companies trading on an American Stock
                Exchange.

VVPR Strip      The Voter Verified Paper Record (VVPR) strip is a coupon which, if presented along with the dividend coupon of the ordinary share, allows the benefit of a reduced withholding tax on the dividends paid by the company. This strip is quoted separately from the ordinary share and is freely negotiable.

*               Non-income producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2010. See Significant Accounting Policies for more information.

                                                                                Level 2 - Other
                                                           Level 1 -              Significant        Level 3 - Significant
Valuation Inputs Summary (as of December 31, 2010)      Quoted Prices           Observable Inputs     Unobservable Inputs
----------------------------------------------------------------------------------------------------------------------------
   Investments in Securities:
   Janus Forty Fund
   Common Stock
   Cellular Telecommunications                             $              -          $ 51,561,848     $                    -

   Oil Companies - Integrated                                    73,417,406            84,208,871                          -

   All Other                                                  6,470,004,013                     -                          -

   Money Market                                                           -            58,608,212                          -

   Total Investment in Securities                          $  6,543,421,419         $ 194,378,931     $                    -
----------------------------------------------------------------------------------------------------------------------------
   Other Financial Instruments(a):
   Janus Forty Fund                                        $              -         $  (9,353,968)    $                    -
----------------------------------------------------------------------------------------------------------------------------

(a) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of December 31, 2010 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Forty Fund                                                    $240,959,180
--------------------------------------------------------------------------------

Janus Fund

Schedule of Investments (unaudited)

Shares or Contract Amount                                                                                     Value
--------------------------------------------------------------------------------------------------------------------
Common Stock -- 99.3%
Aerospace and Defense -- 0.3%
              594,820 Raytheon Co.                                                                   $   27,563,959
Aerospace and Defense - Equipment -- 0.5%
              548,840 United Technologies Corp.                                                          43,204,685
Apparel Manufacturers -- 0.5%
              368,345 Polo Ralph Lauren Corp.                                                            40,856,827
Automotive - Cars and Light Trucks -- 1.0%
            2,227,740 General Motors Co.*                                                                82,114,496
Beverages - Non-Alcoholic -- 0.7%
            2,291,715 Coca-Cola Enterprises, Inc.                                                        57,361,626
Beverages - Wine and Spirits -- 1.4%
            6,199,107 Diageo PLC**                                                                      114,515,523
Brewery -- 4.1%
            6,054,849 Anheuser-Busch InBev N.V.**                                                       346,245,624
           10,131,582 Anheuser-Busch InBev N.V. - VVPR Strip*,**                                             54,147
                                                                                                        346,299,771
Casino Hotels -- 0.8%
            8,246,728 Crown, Ltd.                                                                        69,573,071
Chemicals - Diversified -- 1.1%
              859,645 E.I. du Pont de Nemours & Co.                                                      42,879,093
              715,902 K+S A.G.**                                                                         53,909,061
                                                                                                         96,788,154
Commercial Services - Finance -- 1.0%
            1,346,695 Verisk Analytics, Inc.*                                                            45,895,365
            2,103,940 Western Union Co.                                                                  39,070,166
                                                                                                         84,965,531
Computer Services -- 3.9%
            2,245,204 International Business Machines Corp.**                                           329,506,139
Computers -- 5.1%
            1,338,027 Apple, Inc.*,**                                                                   431,593,989
Cosmetics and Toiletries -- 1.3%
            1,313,481 Colgate-Palmolive Co.                                                             105,564,468
Diversified Banking Institutions -- 3.6%
            9,412,630 Citigroup, Inc.*                                                                   44,521,740
              664,005 Goldman Sachs Group, Inc.                                                         111,659,081
            2,520,615 JPMorgan Chase & Co.                                                              106,924,488
            1,598,095 Morgan Stanley                                                                     43,484,165
                                                                                                        306,589,474
Diversified Operations -- 3.3%
            2,653,806 Danaher Corp.                                                                     125,180,029
            3,647,486 Tyco International, Ltd. (U.S. Shares)                                            151,151,820
                                                                                                        276,331,849
E-Commerce/Services -- 5.0%
           12,262,097 eBay, Inc.*,**                                                                    341,254,160
            1,593,985 Expedia, Inc.                                                                      39,993,084
              229,965 Netflix, Inc.*                                                                     40,404,850
                                                                                                        421,652,094
Electric Products - Miscellaneous -- 0.9%
            1,297,397 Emerson Electric Co.                                                               74,172,187
Electronic Components - Miscellaneous -- 0.9%
            2,054,900 Tyco Electronics, Ltd. (U.S. Shares)                                               72,743,460
Electronic Components - Semiconductors -- 1.2%
            3,141,202 Texas Instruments, Inc.**                                                         102,089,065
Electronic Connectors -- 1.1%
            1,770,279 Amphenol Corp. - Class A                                                           93,435,326
Enterprise Software/Services -- 3.4%
            9,079,935 Oracle Corp.**                                                                    284,201,966
Finance - Other Services -- 0.7%
              182,725 CME Group, Inc.                                                                    58,791,769
Food - Miscellaneous/Diversified -- 0.4%
              687,240 H.J. Heinz Co.                                                                     33,990,890
Gold Mining -- 1.7%
            2,332,580 Newmont Mining Corp.                                                              143,290,389
Industrial Gases -- 1.0%
              860,775 Praxair, Inc.                                                                      82,178,189
Investment Management and Advisory Services -- 1.4%
            1,889,646 T. Rowe Price Group, Inc.                                                         121,957,753
Life and Health Insurance -- 1.3%
            1,056,945 AFLAC, Inc.                                                                        59,643,406
            4,765,056 Prudential PLC**                                                                   49,620,525
                                                                                                        109,263,931
Medical - Biomedical and Genetic -- 5.3%
            4,593,867 Celgene Corp.*,**                                                                 271,681,294
            1,046,855 Genzyme Corp.*                                                                     74,536,076
            1,802,520 Gilead Sciences, Inc.*                                                             65,323,325
            1,039,654 Vertex Pharmaceuticals, Inc.*                                                      36,419,080
                                                                                                        447,959,775
Medical - Drugs -- 4.3%
            1,740,705 Abbott Laboratories                                                                83,397,176
            6,172,685 Bristol-Myers Squibb Co.                                                          163,452,699
            1,972,590 Endo Pharmaceuticals Holdings, Inc.*                                               70,441,189
            2,485,880 Pfizer, Inc.                                                                       43,527,759
                                                                                                        360,818,823
Medical - HMO -- 0.7%
            1,705,685 UnitedHealth Group, Inc.                                                           61,592,285
Medical Instruments -- 0.8%
            1,529,848 St. Jude Medical, Inc.*                                                            65,401,002
Medical Products -- 2.1%
            3,801,565 Covidien PLC (U.S. Shares)**                                                      173,579,458
Metal Processors and Fabricators -- 1.2%
              752,485 Precision Castparts Corp.                                                         104,753,437
Multimedia -- 0.9%
            1,966,470 Walt Disney Co.                                                                    73,762,290
Networking Products -- 2.3%
            9,578,470 Cisco Systems, Inc.*,**                                                           193,772,448
Oil - Field Services -- 1.3%
            2,760,415 Halliburton Co.                                                                   112,707,744
Oil Companies - Exploration and Production -- 7.8%
              865,140 Apache Corp.                                                                      103,150,642
            1,897,871 EOG Resources, Inc.                                                               173,484,388
            3,902,782 Occidental Petroleum Corp.**                                                      382,862,915
                                                                                                        659,497,945
Pharmacy Services -- 1.6%
            2,257,070 Medco Health Solutions, Inc.*                                                     138,290,679
Pipelines -- 0.7%
            1,492,669 Enterprise Products Partners L.P.                                                  62,109,957
Retail - Apparel and Shoe -- 1.1%
            2,879,110 Limited Brands, Inc.                                                               88,475,050
Retail - Drug Store -- 1.4%
            3,011,090 Walgreen Co.                                                                      117,312,066
Retail - Regional Department Stores -- 0.5%
            1,673,040 Macy's, Inc.                                                                       42,327,912
Retail - Restaurants -- 0.9%
              968,015 McDonald's Corp.                                                                   74,304,831
Semiconductor Components/Integrated Circuits -- 1.6%
            3,302,563 Marvell Technology Group, Ltd.*                                                    61,262,544
           30,099,539 Taiwan Semiconductor Manufacturing Co., Ltd.                                       73,410,988
                                                                                                        134,673,532
Steel - Producers -- 0.7%
            1,350,275 Nucor Corp.                                                                        59,169,051
Television -- 1.4%
            6,232,540 CBS Corp. - Class B                                                               118,729,887
Tobacco -- 1.7%
            2,466,310 Philip Morris International, Inc.                                                 144,353,124
Toys -- 0.5%
            1,653,505 Mattel, Inc.                                                                       42,048,632
Transportation - Railroad -- 1.5%
            1,018,455 Canadian National Railway Co. (U.S. Shares)                                        67,696,704
              643,090 Union Pacific Corp.                                                                59,588,719
                                                                                                        127,285,423
Transportation - Services -- 2.4%
            1,096,475 C.H. Robinson Worldwide, Inc.                                                      87,926,330
            1,369,986 Expeditors International of Washington, Inc.**                                     74,801,236
              458,930 FedEx Corp.                                                                        42,685,079
                                                                                                        205,412,645
Web Portals/Internet Service Providers -- 4.2%
              379,970 Google, Inc. - Class A*                                                           225,690,781
            7,582,209 Yahoo!, Inc.*                                                                     126,092,136
                                                                                                        351,782,917
Wireless Equipment -- 4.8%
            8,252,822 Crown Castle International Corp.*,**                                              361,721,188
            4,531,965 Motorola, Inc.*                                                                    41,104,923
                                                                                                        402,826,111
--------------------------------------------------------------------------------------------------------------------
Total Common Stock  (cost $6,237,328,880)                                                             8,373,543,605
--------------------------------------------------------------------------------------------------------------------
Purchased Option - Call -- 0.1%
               30,720 Microsoft Corp.
                      expires January 2012
                      exercise price $27.50 (premiums paid $8,878,080)                                    9,110,222
--------------------------------------------------------------------------------------------------------------------
Money Market -- 0.6%
           47,834,959 Janus Cash Liquidity Fund LLC, 0%
                         (cost  $47,834,959)                                                             47,834,959
--------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $6,294,041,919) - 100.0%                                               $8,430,488,786
--------------------------------------------------------------------------------------------------------------------


     Summary of Investments by Country - (Long Positions)
                December 31, 2010 (unaudited)

                                               % of Investment
Country                                  Value      Securities
---------------------------------------------------------------
Australia                     $     69,573,071            0.8%
Belgium                            346,299,771            4.1%
Bermuda                             61,262,544            0.7%
Canada                              67,696,704            0.8%
Germany                             53,909,061            0.6%
Ireland                            173,579,458            2.1%
Switzerland                        223,895,280            2.7%
Taiwan                              73,410,988            0.9%
United Kingdom                     164,136,048            1.9%
United States++                  7,196,725,861           85.4%
---------------------------------------------------------------
Total                         $  8,430,488,786          100.0%
---------------------------------------------------------------

++  Includes Cash Equivalents (84.8% excluding Cash Equivalents).

Forward Currency Contracts, Open
December 31, 2010 (unaudited)

Counterparty/Currency Sold                         Currency Units Sold  Currency Value in U.S.$     Unrealized Gain/Loss
and Settlement Date
------------------------------------------------------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC:
British Pound 1/13/11                                        6,260,000            $   9,757,934         $   329,743
Euro 1/13/11                                                 8,140,000               10,875,616             307,116
------------------------------------------------------------------------------------------------------------------------
                                                                                     20,633,550             636,859
                                                                        ------------------------------------------------
HSBC Securities (USA), Inc.:
British Pound 1/27/11                                        6,259,000                9,755,066             (18,502)
Euro 1/27/11                                                30,960,000               41,363,606            (770,092)
------------------------------------------------------------------------------------------------------------------------
                                                                                     51,118,672            (788,594)
                                                                        ------------------------------------------------
JP Morgan Chase & Co.:
British Pound 1/6/11                                         5,980,000                9,322,103             408,792
Euro 1/6/11                                                 29,700,000               39,681,852           2,607,384
------------------------------------------------------------------------------------------------------------------------
                                                                                     49,003,955           3,016,176
------------------------------------------------------------------------------------------------------------------------
Total                                                                             $ 120,756,177         $ 2,864,441

Schedule of Written Options - Calls -- (0.3)%                                                              Value
--------------------------------------------------------------------------------------------------------------------
                  Apple, Inc.                                                                         $ (4,976,006)
                  expires January 2011
                  1,971 contracts
                  exercise price $300.00

                  Celgene Corp.
                  expires January 2011
                  6,307 contracts
                  exercise price $62.50                                                                   (266,911)

                  Cisco Systems, Inc.
                  expires April 2011
                  19,200 contracts
                  exercise price $22.00                                                                   (921,276)

                  Cisco Systems, Inc.
                  expires April 2011
                  18,350 contracts
                  exercise price $23.00                                                                   (505,058)

                  Cisco Systems, Inc.
                  expires April 2011
                  18,000 contracts
                  exercise price $24.00                                                                   (282,674)

                  eBay, Inc.
                  expires January 2011
                  13,000 contracts
                  exercise price $32.00                                                                    (77,695)

                  Oracle Corp.
                  expires January 2011
                  28,173 contracts
                  exercise price $25.00                                                                (17,677,543)

                  Texas Instruments, Inc.
                  expires January 2011
                  7,167 contracts
                  exercise price $27.50                                                                 (3,603,240)
--------------------------------------------------------------------------------------------------------------------
Total Written Options - Calls (premiums received $11,158,085)                                         $(28,310,402)
--------------------------------------------------------------------------------------------------------------------

Schedule of Written Options - Puts -- (0.1)%                                                               Value
--------------------------------------------------------------------------------------------------------------------
                  Deere & Co.                                                                         $    (14,858)
                  expires January 2011
                  6,380 contracts
                  exercise price $65.00

                  Freeport-McMoran Copper and Gold
                  expires February 2011
                  4,600 contracts
                  exercise price $90.00                                                                   (202,199)

                  MasterCard, Inc. - Class A
                  expires January 2011
                  1,850 contracts
                  exercise price $230.00                                                                (1,952,416)

                  Microsoft Corp. (LEAPS)
                  expires January 2012
                  30,720 contracts
                  exercise price $25.00                                                                 (6,183,961)

                  Research In Motion, Ltd.
                  expires June 2011
                  8,470 contracts
                  exercise price $50.00                                                                 (2,372,206)

                  Waste Management, Inc.
                  expires January 2011
                  12,565 contracts
                  exercise $32.50                                                                          (35,577)
--------------------------------------------------------------------------------------------------------------------
Total Written Options - Puts (premiums received $15,331,366)                                          $(10,761,215)
--------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
Dividend Swap outstanding as
of December 31, 2010
-------------------------------------------------------------------------------------------------------------------------------
Counterparty     Notional      Return Paid                  Return Received          Termination       Unrealized
                 Amount        by the Fund                  by the Fund              Date              Appreciation
-------------------------------------------------------------------------------------------------------------------------------
Goldman          101,697,840   927,900 EUR for every        927,900 EUR for every    12/28/12           $     4,200,991
Sachs            EUR           1 dividend Dow Jones         1 dividend Dow Jones
International                  Euro STOXX 50 Index          Euro STOXX 50 Index
                               point decrease in the        point increase in the
                               actual dividends from        actual dividends from
                               the Fixed Strike             the Fixed Strike
-------------------------------------------------------------------------------------------------------------------------------
Total                                                                                                   $     4,200,991
-------------------------------------------------------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

LEAPS           Long-Term Equity Anticipation Securities

PLC             Public Limited Company

U.S. Shares     Securities of foreign companies trading on an American Stock
                Exchange.

VVPR Strip      The Voter Verified Paper Record (VVPR) strip is a coupon which, if presented along with the dividend coupon of the ordinary share, allows the benefit of a reduced withholding tax on the dividends paid by the company. This strip is quoted separately from the ordinary share and is freely negotiable.

*               Non-income producing security.

** A portion of this holding has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2010. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of December 31, 2010)

                                                                              Level 2 - Other
                                                                              Significant                Level 3 - Significant
                                                   Level 1 - Quoted Prices    Observable Inputs          Unobservable Inputs
---------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Fund
Common Stock                                                $8,373,543,605         $          -                         $ -

Money Market                                                             -           47,834,959                           -

Total Investments in Securities                             $8,373,543,605         $ 47,834,959                         $ -
---------------------------------------------------------------------------------------------------------------------------------

Investments in Purchased Options:
Janus Fund                                                  $            -         $  9,110,222                         $ -
---------------------------------------------------------------------------------------------------------------------------------

Other Financial Instruments(a):

Janus Fund                                                  $            -         $(32,006,185)                        $ -
---------------------------------------------------------------------------------------------------------------------------------

(a) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements and/or securities with extended settlement dates as of December 31, 2010 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Fund                                                       $ 1,746,380,937

Janus Global Life Sciences Fund

Schedule of Investments (unaudited)

Shares                                                                                                        Value
--------------------------------------------------------------------------------------------------------------------
Common Stock -- 98.4%
Chemicals - Diversified -- 0.8%
               77,928 Bayer A.G.**                                                                     $  5,757,791
Diagnostic Equipment -- 1.5%
              171,900 Gen-Probe, Inc.*                                                                   10,030,365
Dialysis Centers -- 1.5%
              151,800 DaVita, Inc.*                                                                      10,548,582
Heart Monitors -- 1.5%
              115,140 HeartWare International, Inc.*                                                     10,082,810
Instruments - Scientific -- 1.6%
              203,857 Thermo Fisher Scientific, Inc.*                                                    11,285,523
Medical - Biomedical and Genetic -- 26.3%
              251,426 Affymax, Inc.*                                                                      1,671,983
              274,637 Alexion Pharmaceuticals, Inc.*                                                     22,122,010
              151,595 AMAG Pharmaceuticals, Inc.*                                                         2,743,870
              570,000 Amylin Pharmaceuticals, Inc.*                                                       8,384,700
              379,255 Aveo Pharmaceuticals, Inc.*                                                         5,544,708
              397,013 Celgene Corp.*                                                                     23,479,349
              183,522 Dendreon Corp.*                                                                     6,408,588
            1,271,821 Fibrogen, Inc. - Private Placement*,+,#                                             5,786,786
              223,726 Genzyme Corp.*                                                                     15,929,291
              601,252 Gilead Sciences, Inc.*,**                                                          21,789,372
              347,070 Human Genome Sciences, Inc.*                                                        8,291,502
              887,512 Incyte Corp., Ltd.*                                                                14,697,199
              218,295 Life Technologies Corp.*                                                           12,115,373
              273,838 Myriad Genetics, Inc.*                                                              6,254,460
               38,995 Seattle Genetics, Inc.*                                                               582,975
              183,931 United Therapeutics Corp.*                                                         11,628,118
              348,370 Vertex Pharmaceuticals, Inc.*                                                      12,203,401
                                                                                                        179,633,685
Medical - Drugs -- 32.3%
              398,947 Abbott Laboratories                                                                19,113,551
            1,156,950 Achillion Pharmaceuticals, Inc.*                                                    4,801,342
              246,193 Auxilium Pharmaceuticals, Inc.*                                                     5,194,672
              489,644 Biovail Corp.                                                                      13,852,029
              501,263 Bristol-Myers Squibb Co.                                                           13,273,444
               93,510 Endo Pharmaceuticals Holdings, Inc.*                                                3,339,242
              521,024 Forest Laboratories, Inc.*                                                         16,662,348
              523,322 GlaxoSmithKline PLC (ADR)                                                          20,524,689
              617,853 Ironwood Pharmaceuticals, Inc.*                                                     6,394,779
              559,486 Merck & Co., Inc.                                                                  20,163,875
              427,000 Mitsubishi Tanabe Pharma Corp.**                                                    7,212,234
              272,251 Novartis A.G.**                                                                    16,005,341
              737,074 Pfizer, Inc.                                                                       12,906,166
              155,354 Roche Holding A.G.**                                                               22,770,405
              294,405 Salix Pharmaceuticals, Ltd.*                                                       13,825,259
              129,152 Sanofi-Aventis S.A.**                                                               8,256,962
              403,300 Shionogi & Co., Ltd.**                                                              7,964,641
              124,156 Shire PLC (ADR)                                                                     8,986,411
                                                                                                        221,247,390
Medical - Generic Drugs -- 4.3%
            8,364,183 Mediquest Therapeutics - Private Placement*,+,#,***                                 2,509,255
              643,385 Mylan, Inc.*                                                                       13,594,725
              120,983 Pharmstandard (GDR) (144A)*,**                                                      3,448,015
              190,801 Teva Pharmaceutical S.P. (ADR)                                                      9,946,456
                                                                                                         29,498,451
Medical - HMO -- 2.5%
               62,445 Humana, Inc.*                                                                       3,418,239
              374,886 UnitedHealth Group, Inc.                                                           13,537,134
                                                                                                         16,955,373
Medical Information Systems -- 1.2%
              200,676 athenahealth, Inc.*                                                                 8,223,702
Medical Instruments -- 2.9%
              337,400 Conceptus, Inc.*                                                                    4,656,120
              776,447 Lifesync Holdings, Inc.*,+,#,***                                                      892,914
              339,055 St. Jude Medical, Inc.*                                                            14,494,601
                                                                                                         20,043,635
Medical Products -- 9.8%
              121,418 Baxter International, Inc.                                                          6,146,179
               59,770 Becton, Dickinson and Co.                                                           5,051,760
              276,755 Carefusion Corp.*                                                                   7,112,604
              305,062 Covidien PLC (U.S. Shares)**                                                       13,929,131
              118,380 Henry Schein, Inc.*                                                                 7,267,348
              118,461 Johnson & Johnson                                                                   7,326,813
              179,492 Stryker Corp.                                                                       9,638,721
              150,715 Varian Medical Systems, Inc.*                                                      10,441,535
                                                                                                         66,914,091
Optical Supplies -- 1.5%
               61,469 Alcon, Inc. (U.S. Shares)**                                                        10,044,035
Pharmacy Services -- 3.9%
              261,345 Express Scripts, Inc. - Class A*                                                   14,125,697
              121,780 Medco Health Solutions, Inc.*                                                       7,461,461
              193,900 Omnicare, Inc.                                                                      4,923,121
                                                                                                         26,510,279
Physical Practice Management -- 0.9%
               87,868 Mednax, Inc.*                                                                       5,912,638
Retail - Drug Store -- 3.1%
              398,425 CVS Caremark Corp.                                                                 13,853,237
              194,245 Walgreen Co.                                                                        7,567,785
                                                                                                         21,421,022
Soap and Cleaning Preparations -- 0.8%
               95,562 Reckitt Benckiser Group PLC                                                         5,251,232
Therapeutics -- 2.0%
              344,035 BioMarin Pharmaceutical, Inc.*                                                      9,264,863
              111,813 Onyx Pharmaceuticals, Inc.*                                                         4,122,545
                                                                                                         13,387,408
--------------------------------------------------------------------------------------------------------------------
Total Common Stock  (cost $546,514,466)                                                                 672,748,012
--------------------------------------------------------------------------------------------------------------------
Preferred Stock -- 0.9%
Medical - Biomedical and Genetic -- 0.2%
            5,192,551 Mediquest Therapeutics - Private Placement (Series A-1), 0% +,#                     1,557,765
Therapeutics -- 0.7%
            2,919,304 Portola Pharmaceuticals, Inc. - Private Placement +,#                               4,846,045
--------------------------------------------------------------------------------------------------------------------
Total Preferred Stock  (cost $7,265,869)                                                                  6,403,810
--------------------------------------------------------------------------------------------------------------------
Warrants -- 0%
Medical - Generic Drugs -- 0%
            3,345,673 Mediquest Therapeutics - expires 6/15/11*,+,#                                               3
              803,980 Mediquest Therapeutics - expires 6/15/12*,+,#                                               1
--------------------------------------------------------------------------------------------------------------------
Total Warrants  (cost $94,066)                                                                                    4
--------------------------------------------------------------------------------------------------------------------
Money Market -- 0.7%
            4,668,445 Janus Cash Liquidity Fund LLC, 0%
                         (cost  $4,668,445)                                                               4,668,445
--------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $558,542,846) - 100%                                                     $683,820,271
--------------------------------------------------------------------------------------------------------------------

Summary of Investments by Country - (Long Positions)
December 31, 2010 (unaudited)
--------------------------------------------------------------
                                               % of Investment
Country                                  Value      Securities
Canada                        $     13,852,029            2.0%
France                               8,256,962            1.2%
Germany                              5,757,791            0.9%
Ireland                             13,929,131            2.0%
Israel                               9,946,456            1.5%
Japan                               15,176,875            2.2%
Jersey                               8,986,411            1.3%
Russian Federation                   3,448,015            0.5%
Switzerland                         48,819,781            7.1%
United Kingdom                      25,775,921            3.8%
United States++                    529,870,899           77.5%
--------------------------------------------------------------
Total                         $    683,820,271          100.0%
--------------------------------------------------------------

++  Includes Cash Equivalents (76.8% excluding Cash Equivalents).

Forward Currency Contracts, Open

As of December 31, 2010 (unaudited)

Counterparty/                                                                                           Unrealized
Currency Sold and                                                  Currency            Currency      Appreciation/
Settlement Date                                                  Units Sold        Value U.S. $     (Depreciation)
-------------------------------------------------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC:
Euro 1/13/11                                                     2,460,000       $   3,286,734      $       92,814
Swiss Franc 1/13/11                                             11,350,000          12,144,797            (508,545)
Japanese Yen 1/13/11                                           530,000,000           6,530,261            (160,841)
-------------------------------------------------------------------------------------------------------------------
                                                                                    21,961,792            (576,572)
-------------------------------------------------------------------------------------------------------------------
HSBC Securities (USA), Inc.:
Euro 1/27/11                                                     1,568,000           2,094,901             (39,002)
Swiss Franc 1/27/11                                              6,200,000           6,635,745            (451,206)
Russian Rouble 1/27/11                                          49,600,000           1,620,582             (50,216)
Japanese Yen 1/27/11                                           273,000,000           3,364,381            (122,409)
-------------------------------------------------------------------------------------------------------------------
                                                                                    13,715,609           (662,833)
-------------------------------------------------------------------------------------------------------------------
JP Morgan Chase & Co.:
Euro 1/6/11                                                      1,550,000           2,070,938             136,076
Japanese Yen 1/6/11                                            328,000,000           4,040,960               4,329
-------------------------------------------------------------------------------------------------------------------
                                                                                     6,111,898             140,405
-------------------------------------------------------------------------------------------------------------------
Total                                                                            $  41,789,299      $   (1,099,000)
-------------------------------------------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

ADR             American Depositary Receipt

GDR             Global Depositary Receipt

PLC             Public Limited Company

U.S. Shares     Shares of foreign companies trading on an American Stock
                Exchange.

*               Non-income producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2010 is indicated in the table below:

                                                                   Value as a %
                                                                   of Investment
                                                 Value              Securities
--------------------------------------------------------------------------------
Janus Global Life Sciences Fund
Pharmstandard (GDR) (144A)                        $  3,448,015         0.5%
--------------------------------------------------------------------------------

# Schedule of Restricted and Illiquid Securities (as of December 31, 2010)

                                                                                                               Value as a %
                                                               Acquisition       Acquisition                   of Investment
                                                                  Date               Cost           Value       Securities
----------------------------------------------------------------------------------------------------------------------------
Janus Global Life Sciences Fund
Fibrogen, Inc. - Private Placement                          12/28/04-11/8/05      $   5,786,786   $ 5,786,786      0.9%
Lifesync Holdings, Inc. - Private Placement                  5/31/06-2/19/08          5,869,428       892,914      0.1%
Mediquest Therapeutics - expires 6/15/11                     5/11/06-6/15/06                  -             3      0.0%
Mediquest Therapeutics - expires 6/15/12                     10/12/07-5/8/08             94,066             1      0.0%
Mediquest Therapeutics - Private Placement                   5/11/06-6/15/06          5,018,510     2,509,255      0.4%
Mediquest Therapeutics - Private Placement, (Series A-1),        3/31/09
0%                                                                                    3,135,054     1,557,765      0.2%
Portola Pharmaceuticals, Inc. - Private Placement                7/3/08               4,130,815     4,846,045      0.7%
----------------------------------------------------------------------------------------------------------------------------
                                                                                  $  24,034,659   $15,592,769      2.3%
----------------------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of December 31, 2010. The issuer incurs all registration costs.

+ Schedule of Fair Valued Securities (as of December 31, 2010)

                                                                                            Value as a %
                                                                                            of Investment
                                                                          Value              Securities
-------------------------------------------------------------------------------------------------------------
Janus Global Life Sciences Fund
Fibrogen, Inc. - Private Placement                                         $  5,786,786         0.9%
Lifesync Holdings, Inc. - Private Placement                                     892,914         0.1%
Mediquest Therapeutics - expires 6/15/11                                              3         0.0%
Mediquest Therapeutics - expires 6/15/12                                              1         0.0%
Mediquest Therapeutics - Private Placement                                    2,509,255         0.4%
Mediquest Therapeutics - Private Placement, (Series A-1), 0%                  1,557,765         0.2%
Portola Pharmaceuticals, Inc. - Private Placement                             4,846,045         0.7%
-------------------------------------------------------------------------------------------------------------
                                                                           $ 15,592,769         2.3%
-------------------------------------------------------------------------------------------------------------

Securities are valued at "fair value" pursuant to procedures adopted by the Funds' Trustees. The Schedule of Fair Valued Securities does not include international equity securities fair valued pursuant to a systematic fair valuation model.

*** The Investment Company Act of 1940, as amended, defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period ended December 31, 2010.

                                         Purchases                   Sales             Realized       Dividend         Value
                                   Shares          Cost       Shares      Cost       Gain/(Loss)       Income       at 12/31/10
---------------------------------------------------------------------------------------------------------------------------------
Janus Global Life Sciences
Fund
Lifesync Holdings, Inc. -
Private Placement                     -             $ -          -        $ -            $ -             $ -        $   892,914
Mediquest Therapeutics -
Private Placement                     -               -          -          -              -               -          2,509,255
---------------------------------------------------------------------------------------------------------------------------------
                                      -             $ -          -        $ -            $ -             $ -        $ 3,402,169
---------------------------------------------------------------------------------------------------------------------------------

The following is a summary of inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2010. See Significant Accounting Policies for more information.

                                                                                                  Level 3
                                                                               Level 2          Significant
                                                          Level 1         Other Significant    Unobservable
Valuation Inputs Summary (as of December 31, 2010)    Quoted - Prices     Observable Inputs       Inputs
------------------------------------------------------------------------------------------------------------
Janus Global Life Sciences Fund
Common Stock
Medical - Biomedical and Genetic                   $    173,846,899       $            --      $   5,786,786
Medical - Drugs                                         191,736,290            29,511,100                 --
Medical - Generic Drugs                                  13,594,725            13,394,472          2,509,255
Medical Instruments                                      19,150,721                    --            892,914

All Other                                               222,324,850                    --                 --

Money Market                                                     --             4,668,445                 --
Preferred Stock                                                  --                    --          6,403,810
Warrants                                                         --                    --                  4

------------------------------------------------------------------------------------------------------------
Total Investments in Securities                    $    620,653,485       $    47,574,017      $  15,592,769
------------------------------------------------------------------------------------------------------------
Other Financial Instruments(a):
Janus Global Life Sciences Fund                    $             --       $    (1,099,000)     $          --
------------------------------------------------------------------------------------------------------------

(a) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Level 3 Valuation Reconciliation of assets as of the fiscal period ended December 31, 2010

                                                                         Change in                   Transfers In
                     Balance as of        Accrued                        Unrealized         Net       and/or Out     Balance as of
                     September 30,       Discount/       Realized      Appreciation/     Purchases/       of         December 31,
                          2010           Premiums       Gain/(Loss)    (Depreciation)     (Sales)       Level 3          2010
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Global
Life Sciences
Fund
  Medical -
Biomedical
and Genetic                $5,786,786        $-               $-              $-            $ -          $-            $ 5,786,786
  Medical -
Generic Drugs               2,509,255         -                -               -              -           -              2,509,255
  Medical
Instruments                   892,914         -                -               -              -           -                892,914
Preferred Stock             6,403,810         -                -               -              -           -              6,403,810
  Warrants                          4         -                -               -              -           -                      4
------------------------------------------------------------------------------------------------------------------------------------

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of December 31, 2010 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Global Life Sciences Fund                                  $    99,918,555

Janus Global Real Estate Fund

Schedule of Investments (unaudited)

Shares/Principal Amounts                                                                                     Value
-------------------------------------------------------------------------------------------------------------------
Common Stock -- 87.2%
Building - Mobile Home and Manufactured Homes -- 0%
                  645 Maisons France Confort                                                           $    26,715
Building - Residential and Commercial -- 0.6%
               40,600 MRV Engenharia e Participacoes S.A.                                                  381,879
Building and Construction - Miscellaneous -- 0.3%
                6,500 Multiplan Empreendimentos Imobiliarios S.A.                                          144,523
                7,383 Oberoi Realty, Ltd.*                                                                  42,216
                                                                                                           186,739
Diversified Operations -- 1.6%
               68,000 China Merchants Holdings International Co., Ltd.                                     268,585
               87,000 Wharf Holdings, Ltd.                                                                 669,351
                                                                                                           937,936
Electric - Distribution -- 1.0%
              496,064 Spark Infrastructure Group                                                           575,757
Electric - Transmission -- 0%
                  108 Brookfield Infrastructure Partners L.P.                                                2,273
Energy - Alternate Sources -- 0%
               12,676 Hong Kong Energy Holdings, Ltd.*                                                         995
Forestry -- 1.7%
                2,680 Deltic Timber Corp.                                                                  150,991
                3,960 Plum Creek Timber Co., Inc.                                                          148,302
               31,210 Sino-Forest Corp.*                                                                   731,269
                                                                                                         1,030,562
Pipelines -- 0%
                6,192 APA Group                                                                             25,644
Real Estate Management/Services -- 7.1%
                8,330 Castellum A.B.                                                                       113,469
               18,075 CB Richard Ellis Group, Inc. - Class A*                                              370,176
                1,508 Deutsche Euroshop A.G.                                                                58,390
               37,965 E-House China Holdings, Ltd. (ADR)                                                   567,956
               44,765 First Capital Realty, Inc.                                                           680,482
                6,370 Jones Lang LaSalle, Inc.                                                             534,570
               24,500 LPS Brasil Consultoria de Imoveis S.A.                                               575,741
               69,775 Meinl European Land, Ltd.                                                            407,398
               43,000 Mitsubishi Estate Co., Ltd.                                                          797,807
                  331 Orco Property Group*                                                                   3,233
               77,856 Songbird Estates PLC*                                                                171,434
                                                                                                         4,280,656
Real Estate Operating/Development -- 18.1%
                4,365 Ablon Group*                                                                           4,117
               41,000 BR Properties S.A.                                                                   448,638
               35,665 Brookefield Asset Management, Inc. - Class A (U.S. Shares)                         1,187,288
              342,500 CapitaLand, Ltd.                                                                     990,394
              110,725 China Resources Land, Ltd.                                                           202,287
               30,200 Cyrela Brazil Realty S.A.                                                            397,608
               47,600 Cyrela Commercial Properties S.A. Empreendimentos e Participacoes                    415,883
               11,843 DB Realty, Ltd.*                                                                      51,467
                7,598 Forestar Group, Inc.*                                                                146,641
               57,921 GAGFAH S.A.                                                                          519,505
              387,000 Global Logistic Properties, Ltd.*                                                    651,535
              327,000 Hang Lung Properties, Ltd.                                                         1,529,276
              725,395 HKC Holdings, Ltd.*                                                                   42,464
               46,320 Housing Development & Infrastructure Ltd.*                                           201,970
                  837 Howard Hughes Corp.*                                                                  45,550
               15,000 Hysan Development Co., Ltd.                                                           70,633
              153,987 Indiabulls Real Estate, Ltd.*                                                        479,595
               24,000 Mitsui Fudosan Co., Ltd.                                                             478,699
              132,000 New World Development, Ltd.                                                          247,948
               56,600 PDG Realty S.A. Empreendimentos e Participacoes                                      346,503
               82,584 Phoenix Mills, Ltd.                                                                  411,535
            1,024,000 Powerlong Real Estate Holdings, Ltd.                                                 334,632
            4,012,000 Renhe Commercial Holdings Co., Ltd.                                                  701,994
              613,000 Shui On Land, Ltd.                                                                   294,962
               13,170 St. Joe Co.*                                                                         287,764
               22,000 Sun Hung Kai Properties, Ltd.                                                        365,412
                                                                                                        10,854,300
REIT - Apartments -- 4.9%
               27,255 American Campus Communities**                                                        865,619
               33,500 Associated Estates Realty Corp.                                                      512,215
                1,430 Boardwalk Real Estate Investment Trust                                                59,344
                2,990 Camden Property Trust                                                                161,400
               22,000 Canadian Apartment Properties REIT                                                   379,356
                1,200 Essex Property Trust, Inc.                                                           137,064
                6,415 Home Properties, Inc.                                                                355,968
               18,900 UDR, Inc.                                                                            444,528
                                                                                                         2,915,494
REIT - Diversified -- 14.8%
              130,386 Abacus Property Group                                                                305,332
                5,260 CapLease, Inc.                                                                        30,613
               18,880 Coresite Realty Corp.                                                                257,523
                3,265 Corio N.V.                                                                           209,458
               64,636 Dexus Property Group                                                                  52,547
               16,790 Digital Realty Trust, Inc.                                                           865,357
               80,045 Duke Realty Corp.                                                                    997,361
               12,440 DuPont Fabros Technology, Inc.                                                       264,599
                7,620 Entertainment Properties Trust                                                       352,425
                8,275 Eurocommercial Properties N.V.                                                       380,830
               15,776 Goodman Group                                                                         10,486
               34,088 Land Securities Group PLC                                                            358,161
              123,423 Lexington Realty Trust                                                               981,213
               13,735 Liberty Property Trust                                                               438,421
            1,494,000 Mapletree Logistics Trust                                                          1,123,702
               31,000 Morguard Real Estate Trust Unit                                                      458,763
               61,660 Segro PLC                                                                            275,292
               24,860 Shaftesbury PLC                                                                      173,618
                4,204 Unibail-Rodamco*                                                                     831,307
                4,172 Vornado Realty Trust                                                                 347,653
               11,000 Winthrop Realty Trust                                                                140,690
                                                                                                         8,855,351
REIT - Health Care -- 6.5%
               34,655 HCP, Inc.                                                                          1,274,957
               37,275 Heath Care REIT, Inc.                                                              1,775,781
               26,040 Omega Healthcare Investors, Inc.                                                     584,338
                4,820 Ventas, Inc.                                                                         252,954
                                                                                                         3,888,030
REIT - Hotels -- 3.2%
              517,000 Ascott Residence Trust                                                               491,613
               41,415 Chatham Lodging Trust                                                                714,409
               75,265 FelCor Lodging Trust, Inc.*                                                          529,866
                8,630 Hospitality Properties Trust                                                         198,835
                  545 LaSalle Hotel Properties                                                              14,388
                                                                                                         1,949,111
REIT - Mortgage -- 2.3%
               33,930 Annaly Mortgage Management, Inc.                                                     608,026
               57,995 Cypress Sharpridge Investments, Inc.                                                 748,715
                3,452 Gramercy Capital Corp.*                                                                7,974
                  340 JER Investors Trust, Inc.*                                                                17
                  640 Resource Capital Corp.                                                                 4,723
                                                                                                         1,369,455
REIT - Office Property -- 7.5%
               12,570 Alexandria Real Estate Equities, Inc.                                                920,878
                6,255 Boston Properties, Inc.                                                              538,556
               17,905 Corporate Office Properties                                                          625,780
                6,220 Douglas Emmett, Inc.                                                                 103,252
               75,356 Great Portland Estates PLC                                                           423,839
                7,685 Highwoods Properties, Inc.                                                           244,767
               28,855 Kilroy Realty Corp.                                                                1,052,342
               21,649 Piedmont Office Realty Trust, Inc.                                                   436,011
                   20 Tokyu REIT, Inc.                                                                     144,388
                                                                                                         4,489,813
REIT - Regional Malls -- 4.1%
                1,850 Feldman Mall Properties, Inc.*                                                           103
               44,679 General Growth Properties, Inc.                                                      691,631
               28,216 Macerich Co.                                                                       1,336,592
                4,432 Simon Property Group, Inc.                                                           440,940
                                                                                                         2,469,266
REIT - Shopping Centers -- 7.0%
               26,199 Acadia Realty Trust                                                                  477,870
              157,687 CFS Retail Property Trust                                                            283,801
                7,100 Federal Realty Investment Trust                                                      553,303
               24,783 Kimco Realty Corp.                                                                   447,085
               38,745 Kite Realty Group Trust                                                              209,610
               40,000 Link REIT                                                                            124,283
                5,145 Regency Centers Corp.                                                                217,325
                3,900 Tangar Factory Outlet Center                                                         199,641
               18,800 Weingarten Realty Investors                                                          446,688
               94,092 Westfield Group                                                                      921,773
              116,336 Westfield Retail Trust*                                                              305,740
                                                                                                         4,187,119
REIT - Single Tenant -- 0.4%
                6,630 Realty Income Corp.                                                                  226,746
REIT - Storage -- 0.6%
                1,000 Public Storage                                                                       101,420
                7,215 Sovran Self Storage, Inc.                                                            265,584
                                                                                                           367,004
REIT - Warehouse and Industrial -- 3.8%
                4,455 AMB Property Corp.                                                                   141,268
               37,735 First Potomac Realty Trust                                                           634,703
              103,367 ProLogis                                                                           1,492,619
                                                                                                         2,268,590
Resorts and Theme Parks -- 0.8%
                8,825 Vail Resorts, Inc.*                                                                  459,253
Retail - Restaurants -- 0.3%
                7,590 Whitbread PLC                                                                        211,793
Transportation - Marine -- 0.2%
                2,980 Alexander & Baldwin, Inc.                                                            119,289
Wireless Equipment -- 0.4%
                6,200 Crown Castle International Corp.*                                                    271,746
-------------------------------------------------------------------------------------------------------------------
Total Common Stock  (cost $44,560,588)                                                                  52,351,516
-------------------------------------------------------------------------------------------------------------------
Corporate Bond -- 0.1%
REIT - Warehouse and Industrial -- 0.1%
              $50,000 ProLogis (cost  $25,757)                                                              49,625
-------------------------------------------------------------------------------------------------------------------
Preferred Stock -- 1.4%
REIT - Office Property -- 0.5%
                4,000 Kilroy Realty Corp.                                                                  100,720
                8,000 SL Green Realty Corp.                                                                200,000
                                                                                                           300,720
REIT - Regional Malls -- 0.9%
               10,200 CBL & Associates Properties, Inc.                                                    240,924
               13,000 Glimcher Realty Trust                                                                317,980
                                                                                                           558,904
-------------------------------------------------------------------------------------------------------------------
Total Preferred Stock  (cost $764,625)                                                                     859,624
-------------------------------------------------------------------------------------------------------------------
Warrants -- 0%
Energy - Alternate Sources -- 0%
               65,945 HKC Holdings, Ltd.* - expires 6/9/11                                                     255
                4,371 Hong Kong Energy Holding* - expires 5/13/11                                               35
-------------------------------------------------------------------------------------------------------------------
Total Warrants (cost $0)                                                                                       453
-------------------------------------------------------------------------------------------------------------------
Money Market -- 11.3%
            6,749,120 Janus Cash Liquidity Fund LLC, 0%
                         (cost $6,749,120)                                                               6,749,120
-------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $52,100,090) - 100%                                                      $60,010,175
-------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                          December 31, 2010 (unaudited)

                                                                 % of Investment
Country                                                  Value        Securities
--------------------------------------------------------------------------------
Australia                                          $ 2,481,080              4.1%
Bermuda                                                 44,737              0.1%
Brazil                                               2,710,775              4.5%
Canada                                               3,496,501              5.8%
Cayman Islands                                       2,102,861              3.5%
France                                                 858,023              1.4%
Germany                                                 58,390              0.1%
Guernsey                                                 4,117              0.0%
Hong Kong                                            3,275,741              5.4%
India                                                1,186,783              2.0%
Japan                                                1,420,894              2.4%
Jersey                                                 407,398              0.7%
Luxembourg                                             522,738              0.9%
Netherlands                                            590,288              1.0%
Singapore                                            3,257,245              5.4%
Sweden                                                 113,469              0.2%
United Kingdom                                       1,614,138              2.7%
United States++                                     35,864,997             59.8%
--------------------------------------------------------------------------------
Total                                              $60,010,175            100.0%

++ Includes Cash Equivalents (48.5% excluding Cash Equivalents).

Schedule of Written Options - Puts                                   Value
--------------------------------------------------------------------------------
Lennar Corp.
   expires January 2011
   5 contracts
   exercise price $12.50 (Premiums received $135)                    $  (3)
--------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

ADR             American Depository Receipt

PLC             Public Limited Company

REIT            Real Estate Investment Trust

U.S. Shares     Securities of foreign companies trading on an American Stock
                Exchange

*               Non-income producing security

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

The following is a summary of inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2010. See Significant Accounting Policies for more information.

                                                                                                            Level 3
                                                                                        Level 2         Significant
                                                                     Level 1  Other Significant        Unobservable
Valuation Inputs Summary (as of December 31, 2010 )          Quoted - Prices  Observable Inputs              Inputs
-------------------------------------------------------------------------------------------------------------------
Janus Global Real Estate Fund
Common Stock
Real Estate Management/Services                                 $  3,712,700        $   567,956              $    -
All Other                                                         48,070,860                  -                   -

Corporate Bond                                                             -             49,625                   -

Preferred Stock                                                            -            859,624                   -

Warrant                                                                    -                290                   -

Money Market                                                               -          6,749,120                   -

Total Investments in Securities                                 $ 51,783,560        $ 8,226,615                   -
-------------------------------------------------------------------------------------------------------------------
Other Financial Instruments(a):
Janus Global Real Estate Fund                                   $          -        $        (3)             $    -
-------------------------------------------------------------------------------------------------------------------

(a) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of December 31, 2010 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Global Real Estate Fund                                       $ 15,880

Janus Global Research Fund

Schedule of Investments (unaudited)

Shares                                                                                                        Value
-------------------------------------------------------------------------------------------------------------------
Common Stock -- 98.2%
Aerospace and Defense -- 0.9%
             $495,269 BAE Systems PLC                                                                  $  2,547,839
Agricultural Chemicals -- 1.0%
                9,429 Syngenta A.G.                                                                       2,758,994
Airlines -- 0.7%
               64,519 Ryanair Holdings PLC (ADR)*                                                         1,984,604
Apparel Manufacturers -- 1.4%
               43,465 Coach, Inc.                                                                         2,404,049
               11,860 Polo Ralph Lauren Corp.                                                             1,315,511
                                                                                                          3,719,560
Applications Software -- 0.9%
               85,109 Microsoft Corp.                                                                     2,376,243
Athletic Footwear -- 0.9%
               27,057 NIKE, Inc. - Class B                                                                2,311,209
Auction House - Art Dealer -- 1.1%
              126,615 Ritchie Bros Auctioneers, Inc.                                                      2,919,533
Automotive - Cars and Light Trucks -- 2.2%
              110,033 Ford Motor Co.*                                                                     1,847,454
              900,000 Isuzu Motors, Ltd.                                                                  4,091,413
                                                                                                          5,938,867
Beverages - Non-Alcoholic -- 0.5%
               25,708 Hansen Natural Corp.*                                                               1,344,014
Beverages - Wine and Spirits -- 0.9%
              132,499 Diageo PLC                                                                          2,447,642
Brewery -- 0.7%
               31,414 Anheuser-Busch InBev N.V.                                                           1,796,405
               21,000 Anheuser-Busch InBev N.V. - VVPR Strip*                                                   112
                                                                                                          1,796,517
Building - Residential and Commercial -- 2.5%
              393,300 MRV Engenharia e Participacoes S.A.                                                 3,699,333
                4,442 NVR, Inc.*                                                                          3,069,511
                                                                                                          6,768,844
Building and Construction Products - Miscellaneous -- 1.1%
               95,919 Owens Corning*                                                                      2,987,877
Cable Television -- 0.3%
               19,712 Kabel Deutschland Holding A.G.*                                                       918,506
Casino Hotels -- 0.7%
              233,929 Crown, Ltd.                                                                         1,973,529
Casino Services -- 0.8%
              120,850 International Game Technology                                                       2,137,837
Cellular Telecommunications -- 1.4%
               32,395 America Movil S.A.B. de C.V. - Series L (ADR)                                       1,857,530
              783,660 Vodafone Group PLC                                                                  2,025,485
                                                                                                          3,883,015
Chemicals - Diversified -- 0.9%
               31,195 K+S A.G.                                                                            2,349,055
Commercial Banks -- 0.7%
               70,718 Standard Chartered PLC                                                              1,902,225
Commercial Services -- 1.3%
              116,800 Aggreko PLC                                                                         2,698,410
               74,163 Live Nation, Inc.*                                                                    846,941
                                                                                                          3,545,351
Commercial Services - Finance -- 0.2%
               12,315 Verisk Analytics, Inc.*                                                               419,695
Computer Services -- 1.1%
               21,006 International Business Machines Corp.                                               3,082,841
Computers -- 1.6%
                8,644 Apple, Inc.*                                                                        2,788,209
               24,926 Research In Motion, Ltd. (U.S. Shares)*                                             1,448,948
                                                                                                          4,237,157
Consulting Services -- 0.7%
               56,533 Gartner, Inc.*                                                                      1,876,896
Consumer Products - Miscellaneous -- 0.7%
               61,920 Jarden Corp.                                                                        1,911,470
Containers - Metal and Glass -- 0.9%
               72,127 Crown Holdings, Inc.*                                                               2,407,599
Cosmetics and Toiletries -- 1.0%
               32,177 Colgate-Palmolive Co.                                                               2,586,065
Dialysis Centers -- 0.6%
               23,038 DaVita, Inc.*                                                                       1,600,911
Distribution/Wholesale -- 2.0%
              181,977 Adani Enterprises, Ltd.                                                             2,645,199
              480,000 Li & Fung, Ltd.                                                                     2,785,169
                                                                                                          5,430,368
Diversified Banking Institutions -- 2.3%
              122,816 Bank of America Corp.                                                               1,638,365
                8,798 Goldman Sachs Group, Inc.                                                           1,479,472
               37,220 JPMorgan Chase & Co.                                                                1,578,872
               52,490 Morgan Stanley                                                                      1,428,253
                                                                                                          6,124,962
Diversified Operations -- 2.2%
               65,412 Danaher Corp.                                                                       3,085,484
               54,879 Illinois Tool Works, Inc.                                                           2,930,539
                                                                                                          6,016,023
E-Commerce/Services -- 0.6%
               57,809 eBay, Inc.*                                                                         1,608,824
Educational Software -- 0.5%
              117,113 Educomp Solutions, Ltd.                                                             1,392,862
Electric - Generation -- 0.2%
               53,724 AES Corp.*                                                                            654,358
Electric Products - Miscellaneous -- 0.7%
               18,831 LG Electronics, Inc.*                                                               1,958,278
Electronic Components - Miscellaneous -- 0.9%
               71,464 Tyco Electronics, Ltd. (U.S. Shares)                                                2,529,826
Electronic Components - Semiconductors -- 2.0%
              389,258 ARM Holdings PLC                                                                    2,568,637
              288,561 ON Semiconductor Corp.*                                                             2,850,982
                                                                                                          5,419,619
Electronic Connectors -- 0.8%
               43,047 Amphenol Corp. - Class A                                                            2,272,021
Electronic Measuring Instruments -- 0.6%
                5,900 Keyence Corp.                                                                       1,709,597
Enterprise Software/Services -- 2.4%
               55,936 Autonomy Corp. PLC*                                                                 1,312,335
               87,659 Oracle Corp.                                                                        2,743,727
               24,084 QLIK Technologies Inc.*                                                               621,608
               19,000 Totvs S.A.                                                                          1,934,804
                                                                                                          6,612,474
Finance - Investment Bankers/Brokers -- 0.5%
               79,282 Charles Schwab Corp.                                                                1,356,515
Finance - Other Services -- 1.2%
              133,700 BM&F Bovespa S.A.                                                                   1,057,773
                4,116 CME Group, Inc.                                                                     1,324,323
               42,300 Hong Kong Exchanges & Clearing, Ltd.                                                  959,459
                                                                                                          3,341,555
Food - Catering -- 0%
            1,713,000 FU JI Food & Catering Services Holdings, Ltd.*, #                                           0
Food - Miscellaneous/Diversified -- 0.6%
               27,048 Groupe Danone                                                                       1,699,241
Food - Wholesale/Distribution -- 0.9%
            1,010,000 Olam International, Ltd.                                                            2,471,863
Gold Mining -- 2.6%
               45,466 Agnico-Eagle Mines, Ltd. (U.S. Shares)                                              3,487,242
               58,908 Newmont Mining Corp.                                                                3,618,719
                                                                                                          7,105,961
Hotels and Motels -- 1.3%
               75,491 Intercontinental Hotels Group PLC                                                   1,462,794
               47,874 Marriott International, Inc. - Class A                                              1,988,686
                                                                                                          3,451,480
Independent Power Producer -- 0.2%
               25,022 NRG Energy, Inc.*                                                                     488,930
Industrial Automation and Robotics -- 1.1%
               19,900 Fanuc, Ltd.                                                                         3,057,201
Instruments - Scientific -- 0.4%
               19,013 Thermo Fisher Scientific, Inc.*                                                     1,052,560
Investment Management and Advisory Services -- 0.9%
               36,547 T. Rowe Price Group, Inc.                                                           2,358,743
Life and Health Insurance -- 1.8%
               17,482 AFLAC, Inc.                                                                           986,509
              672,800 AIA Group, Ltd.*                                                                    1,891,347
              199,999 Prudential PLC                                                                      2,082,673
                                                                                                          4,960,529
Medical - Biomedical and Genetic -- 1.3%
               14,143 Alexion Pharmaceuticals, Inc.*                                                      1,139,219
               23,897 Celgene Corp.*                                                                      1,413,268
               26,763 Vertex Pharmaceuticals, Inc.*                                                         937,508
                                                                                                          3,489,995
Medical - Drugs -- 4.6%
               24,279 Abbott Laboratories                                                                 1,163,207
               52,860 Bristol-Myers Squibb Co.                                                            1,399,733
               30,671 Endo Pharmaceuticals Holdings, Inc.*                                                1,095,261
              131,068 GlaxoSmithKline PLC                                                                 2,533,584
               95,400 Mitsubishi Tanabe Pharma Corp.                                                      1,611,351
               36,038 Novartis A.G.                                                                       2,124,440
               17,734 Roche Holding A.G.                                                                  2,599,292
                                                                                                         12,526,868
Medical - Generic Drugs -- 0.5%
               27,972 Teva Pharmaceutical S.P. (ADR)                                                      1,458,180
Medical Products -- 0.6%
               33,333 Covidien PLC (U.S. Shares)                                                          1,521,985
Metal - Diversified -- 1.6%
              184,326 Ivanhoe Mines, Ltd.*                                                                4,265,089
Multimedia -- 1.1%
               95,753 News Corp. - Class A                                                                1,394,164
              129,566 WPP PLC                                                                             1,594,630
                                                                                                          2,988,794
Networking Products -- 1.1%
              142,891 Cisco Systems, Inc.*                                                                2,890,685
Oil - Field Services -- 2.3%
              166,207 AMEC PLC                                                                            2,979,642
               50,671 Halliburton Co.                                                                     2,068,897
               53,257 Petrofac, Ltd.                                                                      1,317,560
                                                                                                          6,366,099
Oil and Gas Drilling -- 0.9%
               20,012 Helmerich & Payne, Inc.                                                               970,182
              203,386 Karoon Gas Australia, Ltd.*                                                         1,528,670
                                                                                                          2,498,852
Oil Companies - Exploration and Production -- 2.6%
              253,980 Cairn Energy PLC*                                                                   1,662,898
               51,775 Canadian Natural Resources, Ltd.                                                    2,310,082
                8,352 EOG Resources, Inc.                                                                   763,457
               10,120 Occidental Petroleum Corp.                                                            992,772
               68,933 PetroHawk Energy Corp.*                                                             1,258,027
                                                                                                          6,987,236
Oil Companies - Integrated -- 1.3%
               96,431 BG Group PLC                                                                        1,948,223
               39,162 Petroleo Brasileiro S.A. (ADR)                                                      1,481,890
                                                                                                          3,430,113
Oil Refining and Marketing -- 1.4%
               79,579 Reliance Industries, Ltd.                                                           1,884,372
               88,712 Valero Energy Corp.                                                                 2,051,022
                                                                                                          3,935,394
Pharmacy Services -- 0.6%
               30,832 Express Scripts, Inc. - Class A*                                                    1,666,470
Pipelines -- 0.4%
               17,000 Kinder Morgan Management LLC*                                                       1,136,960
Printing - Commercial -- 0.5%
               31,568 VistaPrint N.V. (U.S. Shares)*                                                      1,452,128
Real Estate Management/Services -- 0.4%
               13,202 Jones Lang LaSalle, Inc.                                                            1,107,912
Real Estate Operating/Development -- 1.6%
               76,219 Brookefield Asset Management, Inc. - Class A (U.S. Shares)                          2,537,330
              414,995 Hang Lung Properties, Ltd.                                                          1,940,801
                                                                                                          4,478,131
Retail - Apparel and Shoe -- 1.8%
               14,000 Fast Retailing Co., Ltd.                                                            2,230,134
               83,745 Limited Brands, Inc.                                                                2,573,484
                                                                                                          4,803,618
Retail - Bedding -- 0.6%
               34,696 Bed Bath & Beyond, Inc. *                                                           1,705,308
Retail - Consumer Electronics -- 0.6%
               84,472 JB Hi-Fi, Ltd.                                                                      1,546,220
Retail - Jewelry -- 0.8%
               35,052 Compagnie Financiere Richemont S.A.                                                 2,062,544
Retail - Major Department Stores -- 0.9%
               55,017 Nordstrom, Inc.                                                                     2,331,620
Rubber/Plastic Products -- 1.3%
              745,395 Jain Irrigation Systems, Ltd.                                                       3,504,407
Semiconductor Components/Integrated Circuits -- 1.8%
              230,498 Atmel Corp.*                                                                        2,839,735
              878,000 Taiwan Semiconductor Manufacturing Co., Ltd.                                        2,141,390
                                                                                                          4,981,125
Semiconductor Equipment -- 1.0%
               67,663 ASML Holdings N.V. (U.S. Shares)                                                    2,594,199
Soap and Cleaning Preparations -- 0.8%
               40,299 Reckitt Benckiser Group PLC                                                         2,214,472
Steel - Producers -- 1.3%
               90,664 ArcelorMittal                                                                       3,437,831
Telecommunication Equipment -- 0.4%
              180,175 Tellabs, Inc.                                                                       1,221,587
Telecommunication Services -- 1.0%
               99,324 Amdocs, Ltd. (U.S. Shares)*                                                         2,728,430
Tobacco -- 2.3%
               55,408 British American Tobacco PLC                                                        2,127,855
                  594 Japan Tobacco, Inc.                                                                 2,199,051
               31,231 Philip Morris International, Inc.                                                   1,827,950
                                                                                                          6,154,856
Toys -- 1.2%
               83,347 Mattel, Inc.                                                                        2,119,514
                3,700 Nintendo Co., Ltd.                                                                  1,086,251
                                                                                                          3,205,765
Transportation - Services -- 2.4%
               46,078 C.H. Robinson Worldwide, Inc.                                                       3,694,995
               38,859 United Parcel Service, Inc. - Class B                                               2,820,386
                                                                                                          6,515,381
Web Portals/Internet Service Providers -- 1.1%
                3,720 Google, Inc. - Class A*                                                             2,209,569
               53,399 Yahoo!, Inc.*                                                                         888,025
                                                                                                          3,097,594
Wire and Cable Products -- 1.1%
              176,205 Prysmian S.P.A                                                                      3,001,689
Wireless Equipment -- 0.6%
               38,764 Crown Castle International Corp.*                                                   1,699,026
-------------------------------------------------------------------------------------------------------------------
Total Common Stock  (cost $219,194,245)                                                                 266,814,248
-------------------------------------------------------------------------------------------------------------------
Right -- 0.1%
Metal - Diversified -- 0.1%
              181,034 Ivanhoe Mines, Ltd.* (cost  $0)                                                       244,050
-------------------------------------------------------------------------------------------------------------------
Money Market -- 1.7%
            4,503,505 Janus Cash Liquidity Fund LLC, 0%
                         (cost $4,503,505)                                                                4,503,505
-------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $223,697,750) - 100.0%                                                   $271,561,803
-------------------------------------------------------------------------------------------------------------------

Summary of Investments by Country - (Long Positions)
--------------------------------------------------------------
                                               % of Investment
Country                                  Value      Securities
Australia                     $      5,048,419            1.8%
Belgium                              1,796,517            0.7%
Bermuda                              2,785,169            1.0%
Brazil                               8,173,800            3.0%
Canada                              17,212,274            6.3%
France                               1,699,241            0.6%
Germany                              3,267,561            1.2%
Guernsey                             2,728,430            1.0%
Hong Kong                            4,791,607            1.8%
India                                9,426,840            3.5%
Ireland                              3,506,589            1.3%
Israel                               1,458,180            0.5%
Italy                                3,001,689            1.1%
Japan                               15,984,998            5.9%
Jersey                               2,912,190            1.1%
Luxembourg                           3,437,831            1.3%
Mexico                               1,857,530            0.7%
Netherlands                          4,046,327            1.5%
Singapore                            2,471,863            0.9%
South Korea                          1,958,278            0.7%
Switzerland                         12,075,096            4.4%
Taiwan                               2,141,390            0.8%
United Kingdom                      32,514,714           12.0%
United States++                    127,265,270           46.9%
--------------------------------------------------------------
Total                         $    271,561,803          100.0%
--------------------------------------------------------------

++  Includes Cash Equivalents (45.2% excluding Cash Equivalents).

Notes to Schedule of Investments (unaudited)

ADR             American Depositary Receipt

PLC             Public Limited Company

U.S. Shares     Securities of foreign companies trading on an American Stock
                Exchange.

VVPR Strip      The Voter Verified Paper Record (VVPR) strip is a coupon which, if presented along with the dividend coupon of the ordinary share, allows the benefit of a reduced withholding tax on the dividends paid by the company. This strip is quoted separately from the ordinary share and is freely negotiable.

*               Non-income producing security.

# Schedule of Fair Valued Securities (as of December 31, 2010)

                                                                                      % of Investment
                                                                     Value                 Securities
------------------------------------------------------------------------------------------------------
Janus Global Research Fund
FU JI Food & Catering Services Holdings, Ltd.                         $--                    0.0%
------------------------------------------------------------------------------------------------------

Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international equity securities fair valued pursuant to a systematic fair valuation model.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2010. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of December 31, 2010)

                                                                                   Level 2 - Other
                                                                                     Significant         Level 3 - Significant
                                                      Level 1 - Quoted Prices     Observable Inputs       Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Global Research Fund
Common Stock
Airlines                                                      $             -         $      1,984,604          $          -
Cellular Telecommunications                                         2,025,485                1,857,530                     -
Medical - Drugs                                                    10,402,428                2,124,440                     -
Medical- General Drugs                                                      -                1,458,180
Oil Companies- Integrated                                           1,948,223                1,481,890                     -
                                                                                                                           -
All Other                                                         243,531,468                        -                     -

Right                                                                       -                  244,050                     -

Money Market                                                                -                4,503,505                     -
Total Investments in Securities                               $   257,907,604         $     13,654,199          $          -

Janus Global Select Fund (formerly named Janus Orion Fund)

Schedule of Investments (unaudited)

Shares or Contract Amounts                                                                                Value
-------------------------------------------------------------------------------------------------------------------
Common Stock -- 95.9%
Aerospace and Defense -- 2.1%
    6,915,788         Finmeccanica S.P.A.**                                                         $    78,587,450
Cable Television -- 2.4%
    1,913,785         Kabel Deutschland Holding A.G.*,**                                                 89,175,298
Chemicals - Diversified -- 1.6%
      374,105         LyondellBasell Industries N.V. - Class A*,**                                       12,869,212
    1,382,030         LyondellBasell Industries N.V. - Class A (U.S. Shares)                             47,514,191
                                                                                                         60,383,403
Coal -- 1.0%
   19,814,000         Straits Asia Resources, Ltd.                                                       38,454,295
Coatings and Paint Products -- 1.6%
      911,690         Asian Paints, Ltd.                                                                 58,700,112
Commercial Banks -- 6.3%
    9,214,348         Banco Bilbao Vizcaya Argentaria S.A.**                                             93,072,978
    5,761,400         Banco do Brasil S.A.**                                                            109,076,397
   38,036,300         Bank of Ayudhya PCL (ADR)                                                          32,191,359
                                                                                                        234,340,734
Computers - Integrated Systems -- 0.8%
      675,806         Micros Systems, Inc.*                                                              29,640,851
Cosmetics and Toiletries -- 0.9%
   12,187,750         L'Occitane International S.A.*                                                     33,712,866
Distribution/Wholesale -- 2.3%
    1,643,975         Wesco International, Inc.*,***                                                     86,801,880
Diversified Banking Institutions -- 8.9%
   13,554,000         Bank of America Corp.**                                                           180,810,360
    5,586,010         Morgan Stanley**                                                                  151,995,332
                                                                                                        332,805,692
Diversified Operations -- 1.1%
    9,958,000         China Resources Enterprise, Ltd.                                                   40,805,175
E-Commerce/Services -- 2.4%
    3,191,435         eBay, Inc.*,**                                                                     88,817,636
Electronic Components - Miscellaneous -- 2.4%
    2,541,268         Tyco Electronics, Ltd. (U.S. Shares)                                               89,960,887
Electronic Components - Semiconductors -- 6.9%
   12,392,126         ON Semiconductor Corp.*,**                                                        122,434,205
      160,320         Samsung Electronics Company, Ltd.**                                               134,082,735
                                                                                                        256,516,940
Electronic Measuring Instruments -- 1.8%
   22,771,000         Chroma ATE, Inc.***                                                                68,130,744
Hospital Beds and Equipment -- 1.3%
    1,260,016         Hill-Rom Holdings, Inc.**                                                          49,606,830
Insurance Brokers -- 1.0%
       32,230         Brasil Insurance Participacoes e Administracao S.A.*,**                            38,452,278
Internet Gambling -- 1.3%
   14,994,147         PartyGaming PLC*                                                                   48,034,190
Life and Health Insurance -- 3.3%
   11,905,459         Prudential PLC                                                                    123,976,533
Medical - Biomedical and Genetic -- 0.9%
      968,505         Vertex Pharmaceuticals, Inc.*                                                      33,926,730
Medical - Drugs -- 3.7%
    1,482,635         Bristol-Myers Squibb Co.**                                                         39,260,175
    3,417,225         Valeant Pharmaceuticals International, Inc.**                                      96,673,295
                                                                                                        135,933,470
Metal - Diversified -- 3.5%
    5,699,545         Ivanhoe Mines, Ltd.*,**                                                           131,880,820
Multi-Line Insurance -- 4.4%
   39,450,964         Fortis                                                                             90,134,476
    7,768,316         ING Groep N.V.*,**                                                                 75,560,612
                                                                                                        165,695,088
Oil and Gas Drilling -- 0.9%
    4,319,857         Karoon Gas Australia, Ltd.*,**                                                     32,468,503
Oil Companies - Exploration and Production -- 7.6%
      646,930         Anadarko Petroleum Corp.                                                           49,270,189
    2,301,660         Cobalt International Energy, Inc.*                                                 28,103,269
    1,539,893         Gazprom OAO*                                                                       38,882,298
    9,191,600         OGX Petroleo e Gas Participacoes S.A.*,**                                         110,768,860
    1,172,000         Ultra Petroleum Corp. (U.S. Shares)*                                               55,986,440
                                                                                                        283,011,056
Real Estate Management/Services -- 0.4%
      192,855         Jones Lang LaSalle, Inc.                                                           16,184,392
Retail - Apparel and Shoe -- 1.1%
    1,340,500         Limited Brands, Inc.**                                                             41,193,565
Rubber/Plastic Products -- 1.6%
   12,777,900         Jain Irrigation Systems, Ltd.                                                      60,074,135
Semiconductor Components/Integrated Circuits -- 5.3%
   16,163,044         Atmel Corp.*,**                                                                   199,128,702
Shipbuilding -- 1.0%
      129,500         OSX Brasil S.A.*,**                                                                37,688,901
Steel - Producers -- 3.8%
   18,073,195         Al Ezz Steel Rebars S.A.E.*                                                        61,032,843
    2,138,819         ArcelorMittal**                                                                    81,100,519
                                                                                                        142,133,362
Telecommunication Equipment -- 1.7%
    9,473,910         Tellabs, Inc.                                                                      64,233,110
Telephone - Integrated -- 2.2%
   64,072,921         Telecom Italia S.P.A.**                                                            82,782,436
Transportation - Services -- 1.1%
      773,670         Gategroup Holding A.G.*                                                            42,337,884
Web Portals/Internet Service Providers -- 3.1%
    6,977,090         Yahoo!, Inc.*                                                                     116,029,007
Wireless Equipment -- 4.2%
    3,548,591         Crown Castle International Corp.*,**                                              155,534,744
-------------------------------------------------------------------------------------------------------------------
Total Common Stock  (cost $2,875,090,031)                                                             3,587,139,699
-------------------------------------------------------------------------------------------------------------------
Purchased Options -- 0.7%

Purchased Options - Calls -- 0.2%
        2,200         Goldman Sachs Group, Inc.
                      expires April 2011
                      exercise price $170.00                                                              1,876,021
       36,650         Seagate Technology
                      expires March 2011
                      exercise price $15.00                                                               4,140,134
-------------------------------------------------------------------------------------------------------------------
Total Purchased Options - Calls (premiums paid $8,540,769)                                                6,016,155
-------------------------------------------------------------------------------------------------------------------
Purchased Options - Puts -- 0.5%
       14,500         Bank of America Corp.
                      expires March 2011
                      exercise price $13.00                                                               1,045,125
       15,000         Bank of America Corp.
                      expires March 2011
                      exercise price $12.00                                                                 615,485
  453,293,922         Kospi 200 Index
                      expires April 2011
                      exercise price $237.37                                                                635,065
       36,650         Seagate Technology
                      expires March 2011
                      exercise price $11.00                                                                 472,939
       13,100         U.S. Treasury Note Futures
                      expires February 2011
                      exercise price $120.00                                                             16,579,687
-------------------------------------------------------------------------------------------------------------------
Total Purchased Options - Puts (premiums paid $11,345,973)                                               19,348,301
-------------------------------------------------------------------------------------------------------------------
Right -- 0.2%
Metal - Diversified -- 0.2%
    5,699,545         Ivanhoe Mines, Ltd.* (cost  $0)                                                     7,683,491
-------------------------------------------------------------------------------------------------------------------
Money Market -- 4.2%
  158,819,956         Janus Cash Liquidity Fund LLC, 0%  (cost  $158,819,956)                           158,819,956
-------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $3,015,745,511) - 100.0%                                              $ 3,779,007,602
-------------------------------------------------------------------------------------------------------------------
Exchange Traded Fund Sold Short - (1.0)%
Country Fund - China -- (1.0)%
   23,174,500         iShares FTSE/Xinhua A50 China Tracker (proceeds $38,051,218)                      (37,985,118)
Total Investments and Securities Sold Short  - 100%                                                 $ 3,741,022,484
-------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                          December 31, 2010 (unaudited)

Country                                                 Value   % of Investment
                                                                     Securities
-------------------------------------------------------------------------------
Australia                                      $   32,468,503              0.9%
Belgium                                            90,134,476              2.4%
Brazil                                            295,986,435              7.8%
Canada                                            292,224,046              7.7%
Egypt                                              61,032,843              1.6%
Germany                                            89,175,298              2.4%
Gibraltar                                          48,034,190              1.3%
Hong Kong                                          74,518,041              2.0%
India                                             118,774,247              3.1%
Italy                                             161,369,886              4.3%
Korea                                             134,082,735              3.5%
Luxembourg                                         81,100,519              2.1%
Netherlands                                       123,074,804              3.3%
Russian Federation                                 38,882,298              1.0%
Singapore                                          38,454,295              1.0%
Spain                                              93,072,979              2.5%
Switzerland                                       132,298,772              3.5%
Taiwan                                             68,130,744              1.8%
Thailand                                           32,191,359              0.8%
United Kingdom                                    123,976,533              3.3%
United States++                                 1,650,024,599             43.7%
-------------------------------------------------------------------------------
Total                                          $3,779,007,602            100.0%

++Includes Cash Equivalents (39.5% excluding Cash Equivalents).

              Summary of Investments by Country - (Short Positions)
                          December 31, 2010 (unaudited)

                                                                 % of Investment
Country                                                  Value        Securities
--------------------------------------------------------------------------------
Hong Kong                                       $ (37,985,118)            100.0%
--------------------------------------------------------------------------------
Total                                           $ (37,985,118)            100.0%

Forward Currency Contracts, Open as of December 31, 2010

Counterparty/Currency Sold and Settlement       Currency Units Sold   Currency Value in                  Unrealized
Date                                                                             U.S. $  Appreciation/(Depreciation)
--------------------------------------------------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC:
Australian Dollar 1/13/11                                 3,000,000         $ 3,063,612                 $ (105,912)
Brazilian Real 1/13/11                                   78,875,000          47,418,433                 (2,359,878)
Euro 1/13/11                                            148,000,000         197,738,478                     708,944
                                                                            248,220,523                 (1,756,846)
HSBC Securities (USA), Inc.:
Australian Dollar 1/27/11                                 6,200,000           6,318,005                   (404,755)
Brazilian Real 1/27/11                                   98,488,000          58,999,537                 (2,768,877)
Euro 1/27/11                                            129,000,000         172,348,357                 (2,420,181)
                                                                            237,665,899                 (5,593,813)
JP Morgan Chase & Co:
Australian Dollar 1/6/11                                  7,000,000           7,156,025                   (111,925)
Brazilian Real 1/6/11                                    99,000,000          59,622,783                 (1,431,987)
Euro 1/6/11                                             140,500,000         187,720,548                   3,160,503
                                                                            254,499,356                   1,616,591
--------------------------------------------------------------------------------------------------------------------
Total                                                                     $ 740,385,777               $ (5,734,069)
--------------------------------------------------------------------------------------------------------------------

Schedule of Written Options - Calls
--------------------------------------------------------------------------------------------------------------------
                  Banco Bilbao Vizcaya Argentaria S.A.                                                 $  (285,640)
                  expires January 2011
                  26,300 contracts
                  exercise price 8.15 EUR
                  Bank of America Corp.
                  expires March 2011
                  29,500 contracts
                  exercise price $14.00                                                                 (1,673,774)
                  Biovail Corp.
                  expires January 2011
                  11,250 contracts
                  exercise price $29.00                                                                 (1,262,690)
                  eBay, Inc.
                  expires January 2011
                  4,000 contracts
                  exercise price $31.00                                                                    (49,848)
                  eBay, Inc.
                  expires January 2011
                  3,900 contracts
                  exercise price $32.00                                                                    (25,544)
                  eBay, Inc.
                  expires January 2011
                  3,700 contracts
                  exercise price $33.00                                                                    (13,358)
                  ING Groep N.V.
                  expires January 2011
                  18,350 contracts
                  exercise price 7.79 EUR                                                                 (116,955)
                  Limited Brands, Inc.
                  expires January 2011
                  3,600 contracts
                  exercise price $30.00                                                                   (126,395)
                  Samsung Electronics Company, Ltd.
                  expires February 2011
                  2,300 contracts
                  exercise price 950,000 KRW                                                              (819,519)
                  Samsung Electronics Company, Ltd.
                  expires February 2011
                  2,200 contracts
                  exercise price 1,000,000 KRW                                                            (406,080)
--------------------------------------------------------------------------------------------------------------------
Total Written Options - Calls
(premiums received $6,739,188)                                                                         $(4,779,802)

Schedule of Written Options - Puts
--------------------------------------------------------------------------------------------------------------------
                  Bayerishe Motoren Werke A.G.                                                         $  (864,792)
                  expires February 2011
                  5,400 contracts
                  exercise price 54
                  Carrefour S.A.
                  expires January 2011
                  9,310 contracts
                  exercise price 30.00 EUR                                                                (617,794)
                  Cisco Systems, Inc.
                  expires January 2011
                  19,350 contracts
                  exercise price $19.00                                                                   (216,672)
                  Goldman Sachs Group, Inc.
                  expires April 2011
                  2,200 contracts
                  exercise price $165.00                                                                (1,808,102)
                  International Business Machines
                  expires January 2011
                  4,000 contracts
                  exercise price $100.00                                                                    (2,206)
                  MasterCard, Inc. - Class A
                  expires January 2011
                  1,800 contracts
                  exercise price $210.00                                                                  (497,047)
                  Seagate Technology
                  expires March 2011
                  36,650 contracts
                  exercise price $14.00                                                                 (2,448,612)
                  Standard & Poors 500 Index
                  expires April 2011
                  86,210 contracts
                  exercise price $1044.28                                                                 (757,094)
                  Telecom Italia S.P.A.
                  expires January 2011
                  13,600 contracts
                  exercise price 1.00 EUR                                                                 (739,791)
                  Volkswagen A.G.
                  expires February 2011
                  740 contracts
                  exercise price 98                                                                       (291,159)
                  Waste Management, Inc.
                  expires January 2011
                  3,150 contracts
                  exercise $35.00                                                                          (39,791)
--------------------------------------------------------------------------------------------------------------------

Total Written Options - Puts
(premiums received $15,208,029)                                                                        $(8,283,060)

Total Return Swaps outstanding at December 31, 2010
--------------------------------------------------------------------------------------------------------------------
                  Notional         Return Paid            Return Received         Termination       Unrealized
Counterparty       Amount          by the Fund              by the Fund              Date          Appreciation
                                  Custom Mideast   1-month LIBOR minus 75 basis
Credit Suisse   $183,090,657        Index Swap                points                 4/30/12         $ 1,271,270
                                 STOXX Europe 600  1-month LIBOR minus 60 basis
UBS A.G.       41,986,102 EUR      Banks Index                points                11/30/11           5,670,572
Total                                                                                                $ 6,941,842

Notes to Schedule of Investments (unaudited)

ADR             American Depositary Receipt

PLC             Public Limited Company

U.S. Shares     Securities of foreign companies trading on an American Stock
                Exchange.

*               Non-income producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlements.

*** The Investment Company Act of 1940, as amended, defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period ended December 31, 2010.

                                   Purchases                  Sales              Realized    Dividend       Value
                              Shares       Cost       Shares        Cost       Gain/(Loss)    Income      at 6/30/10
Chroma ATE, Inc.             3,664,000   $8,752,839          -           $ -            $ -        $ -    $ 68,130,744
Wesco International, Inc.            -            -    669,140    18,313,772     14,091,725          -      86,801,880
                                         $8,752,839             $ 18,313,772   $ 14,091,725        $ -   $ 154,932,624

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2010. See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of December 31, 2010)

                                                                 Level 2 - Other
                                                Level 1 -        Significant          Level 3 - Significant
                                                Quoted Prices    Observable Inputs    Unobservable Inputs
-------------------------------------------------------------------------------------------------------------
Investments in Securities:

Janus Global Select Fund

Common Stock

Commercial Banks                                    202,149,375          32,191,359                        -

Oil Companies - Exploration and Production          244,128,758          38,882,298                        -

All Other                                         3,069,787,909                   -                        -

Money Market                                                  -         158,819,956                        -

Right                                                 7,683,491                   -                        -

Total Investments in Securities                 $ 3,523,749,533       $ 229,893,613                      $ -
-------------------------------------------------------------------------------------------------------------
Investments in Purchased Options:

Janus Global Select Fund                                    $ -       $  25,364,456                      $ -
-------------------------------------------------------------------------------------------------------------
Investments in Securities Sold Short:

Janus Global Select Fund                                    $ -       $ (37,985,118)                     $ -
-------------------------------------------------------------------------------------------------------------
Other Financial Instruments(a):

Janus Global Select Fund                                    $ -       $ (11,855,089)                     $ -
-------------------------------------------------------------------------------------------------------------

(a) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of December 31, 2010 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Global Select Fund                                          $1,970,311,821

Janus Global Technology Fund

Schedule of Investments (unaudited)

Shares or Contract Amounts                                                                                Value
-------------------------------------------------------------------------------------------------------------------
Common Stock -- 100.6%
Advanced Materials/Production -- 0.7%
             339,210  STR Holdings, Inc.*                                                             $   6,784,200
Applications Software -- 2.5%
             497,873  Microsoft Corp.                                                                    13,900,614
             301,380  Quest Software, Inc.*                                                               8,360,281
                                                                                                         22,260,895
Cable Television -- 1.0%
               8,972  Jupiter Telecommunications Co., Ltd.**                                              9,439,556
Casino Services -- 0.8%
             431,185  International Game Technology                                                       7,627,663
Commercial Services -- 1.0%
              97,560  Iron Mountain, Inc.                                                                 2,439,975
             542,354  Live Nation, Inc.*                                                                  6,193,683
                                                                                                          8,633,658
Communications Software -- 2.0%
             953,200  SolarWinds, Inc.*                                                                  18,349,100
Computer Aided Design -- 0.4%
              68,810  ANSYS, Inc.*                                                                        3,582,937
Computer Services -- 2.3%
             139,483  International Business Machines Corp.                                              20,470,525
Computers -- 3.2%
              70,664  Apple, Inc.*,**                                                                    22,793,380
             110,466  Research In Motion, Ltd. (U.S. Shares)*                                             6,421,388
                                                                                                         29,214,768
Computers - Integrated Systems -- 1.8%
             384,515  Terdata Corp.*                                                                     15,826,637
Computers - Memory Devices -- 0.2%
              32,800  NetApp, Inc.*                                                                       1,802,688
Computers - Peripheral Equipment -- 0.7%
             312,386  Logitech International S.A.*                                                        5,948,936
Consulting Services -- 0.5%
             140,055  Gartner, Inc.*                                                                      4,649,826
Decision Support Software -- 0.2%
             194,180  DemandTec, Inc.*                                                                    2,104,911
E-Commerce/Services -- 3.9%
             288,935  Ctrip.com International, Ltd. (ADR)*                                               11,687,421
             830,083  eBay, Inc.*,**                                                                     23,101,210
                                                                                                         34,788,631
Educational Software -- 1.5%
             324,485  Blackboard, Inc.*                                                                  13,401,231
Electric Products - Miscellaneous -- 1.8%
             160,114  LG Electronics, Inc.*                                                              16,650,614
Electronic Components - Miscellaneous -- 4.4%
           1,133,939  Tyco Electronics, Ltd. (U.S. Shares)                                               40,141,441
Electronic Components - Semiconductors -- 8.6%
           2,103,264  ARM Holdings PLC**                                                                 13,879,024
           3,159,688  ON Semiconductor Corp.*                                                            31,217,717
             992,045  Texas Instruments, Inc.                                                            32,241,463
                                                                                                         77,338,204
Electronic Connectors -- 2.8%
             478,597  Amphenol Corp. - Class A                                                           25,260,350
Electronic Forms -- 1.9%
             552,710  Adobe Systems, Inc.*                                                               17,012,414
Electronic Measuring Instruments -- 0.4%
              87,951  Trimble Navigation, Ltd.*                                                           3,511,883
Enterprise Software/Services -- 11.4%
             159,160  Advent Software, Inc.*                                                              9,218,547
             282,193  Autonomy Corp. PLC*,**                                                              6,620,634
             144,704  Aveva Group PLC**                                                                   3,640,834
              25,480  Microstrategy, Inc.*                                                                2,177,776
             948,140  Oracle Corp.**                                                                     29,676,782
             431,885  QLIK Technologies, Inc.*                                                           11,146,952
             119,718  Taleo Corp.*                                                                        3,310,203
             503,881  Temenos Group A.G.*                                                                20,970,334
             162,800  Totvs S.A.**                                                                       16,578,212
                                                                                                        103,340,274
Finance - Other Services -- 1.6%
           1,778,600  BM&F Bovespa S.A.**                                                                14,071,474
Industrial Automation and Robotics -- 1.5%
              89,400  Fanuc, Ltd.**                                                                      13,734,360
Internet Applications Software -- 3.1%
           1,014,090  Vocus, Inc.*,***                                                                   28,049,729
Internet Content - Entertainment -- 0.3%
              72,660  Youku.com, Inc.*                                                                    2,543,827
Internet Infrastructure Software -- 0.4%
             232,445  AsiaInfo Holdings, Inc.*                                                            3,851,614
Medical - Biomedical and Genetic -- 4.1%
             365,111  Celgene Corp.*                                                                     21,592,664
              59,439  Gilead Sciences, Inc.*                                                              2,154,069
             317,433  Myriad Genetics, Inc.*                                                              7,250,170
             168,020  Vertex Pharmaceuticals, Inc.*                                                       5,885,741
                                                                                                         36,882,644
Medical Information Systems -- 1.0%
             231,155  athenahealth, Inc.*                                                                 9,472,732
Networking Products -- 5.4%
           1,807,621  Cisco Systems, Inc.*                                                               36,568,173
             326,125  Juniper Networks, Inc.*                                                            12,040,535
                                                                                                         48,608,708
Power Converters and Power Supply Equipment -- 0.2%
           1,382,000  China High Speed Transmission Equipment Group Co., Ltd.                             2,140,761
Semiconductor Components/Integrated Circuits -- 7.1%
           4,834,165  Atmel Corp.*                                                                       59,556,913
           1,711,000  Taiwan Semiconductor Manufacturing Co., Ltd.                                        4,173,027
                                                                                                         63,729,940
Semiconductor Equipment -- 2.6%
             239,754  ASML Holding N.V.                                                                   9,257,653
             179,031  KLA-Tencor Corp.                                                                    6,917,758
             143,310  Lam Research Corp.*                                                                 7,420,592
                                                                                                         23,596,003
Telecommunication Equipment -- 2.0%
             586,885  Alcatel-Lucent (ADR)*                                                               1,737,180
           2,381,855  Tellabs, Inc.                                                                      16,148,977
                                                                                                         17,886,157
Telecommunication Equipment - Fiber Optics -- 1.8%
             150,855  Ciena Corp.*                                                                        3,175,498
             427,335  Finisar Corp.*                                                                     12,687,576
                                                                                                         15,863,074
Telecommunication Services -- 0.8%
             249,445  Amdocs, Ltd. (U.S. Shares)*,**                                                      6,852,254
Television -- 1.3%
             632,157  CBS Corp. - Class B                                                                12,042,591
Toys -- 0.9%
              26,560  Nintendo Co., Ltd.**                                                                7,797,521
Transactional Software -- 1.3%
             328,975  Longtop Financial Technologies, Ltd. (ADR)*                                        11,902,316
Web Portals/Internet Service Providers -- 6.3%
             651,364  AOL, Inc.*                                                                         15,443,840
              45,540  Google, Inc. - Class A*                                                            27,049,394
             859,882  Yahoo!, Inc.*                                                                      14,299,838
                                                                                                         56,793,072
Wireless Equipment -- 4.9%
             328,964  Crown Castle International Corp.*                                                  14,418,492
             563,687  QUALCOMM, Inc.**                                                                   27,896,870
             192,120  Telefonaktiebolaget L.M. Ericsson (ADR)                                             2,215,143
                                                                                                         44,530,505
-------------------------------------------------------------------------------------------------------------------
Total Common Stock  (cost $695,481,566)                                                                 908,490,624
-------------------------------------------------------------------------------------------------------------------
Purchased Option - Call -- 0%
               2,290  Vertex Pharmaceuticals, Inc.
                      expires April 2011
                      exercise price $38.00 (premiums paid $977,601)                                        353,918
-------------------------------------------------------------------------------------------------------------------
Purchased Options - Puts -- 0%
                 225  Merrill Lynch 100 Technology Index
                      expires January 2011
                      exercise price $390.17                                                                    450
               1,770  PowerShares QQQ Trust
                      expires January 2011
                      exercise price $48.00                                                                   8,157
               3,472  PowerShares QQQ Trust
                      expires January 2011
                      exercise price $50.00                                                                  38,267
-------------------------------------------------------------------------------------------------------------------
Total Purchased Options - Puts (premiums paid $1,026,273)                                                    46,874
-------------------------------------------------------------------------------------------------------------------
Money Market -- 1.7%
          15,027,744  Janus Cash Liquidity Fund LLC, 0%
                         (cost  $15,027,744)                                                             15,027,744
-------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $712,513,184) - 102.3%                                                    923,919,160
-------------------------------------------------------------------------------------------------------------------
Securities Sold Short -- (2.3)%
Electronic Components - Semiconductors -- (2.3)%
             315,430  Cree, Inc.* (proceeds  $19,498,407)                                               (20,783,683)
-------------------------------------------------------------------------------------------------------------------
Total Investments and Securities Sold Short (total cost $693,014,777)-100%                            $ 903,135,477
-------------------------------------------------------------------------------------------------------------------

Summary of Investments by Country - (Long Positions)
                                               % of Investment
Country                                  Value      Securities
--------------------------------------------------------------
Brazil                        $     30,649,686            3.3%
Canada                               6,421,388            0.7%
Cayman Islands                      28,274,325            3.1%
France                               1,737,180            0.2%
Guernsey                             6,852,254            0.7%
Japan                               30,971,437            3.4%
Netherlands                          9,257,653            1.0%
South Korea                         16,650,614            1.8%
Sweden                               2,215,143            0.2%
Switzerland                         67,060,711            7.3%
Taiwan                               4,173,027            0.4%
United Kingdom                      24,140,492            2.6%
United States++                    695,515,250           75.3%
--------------------------------------------------------------
Total                         $    923,919,160          100.0%
--------------------------------------------------------------

++  Includes Cash Equivalents (73.7% excluding Cash Equivalents).

Summary of Investments by Country - (Short Positions)
---------------------------------------------------------------
Country                            Value       % of Securities
                                                    Sold Short
---------------------------------------------------------------
United States                 $   (20,783,683)        (100.0)%
---------------------------------------------------------------
Total                         $   (20,783,683)        (100.0)%

Forward Currency Contracts, Open December 31, 2010 (unaudited)

Counterparty/                                                                                             Unrealized
Currency Sold and                                                  Currency            Currency        Appreciation/
Settlement Date                                                  Units Sold        Value U.S. $       (Depreciation)
--------------------------------------------------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC:
Brazilian Real 1/13/11                                          17,000,000        $  10,220,138       $    (508,627)
Japanese Yen 1/13/11                                           760,000,000            9,364,148            (122,341)
--------------------------------------------------------------------------------------------------------------------
                                                                                     19,584,286            (630,968)
--------------------------------------------------------------------------------------------------------------------
HSBC Securities (USA), Inc.:
British Pound 1/27/11                                            2,147,000            3,346,242              (6,347)
Japanese Yen 1/27/11                                           609,000,000            7,505,158            (273,066)
--------------------------------------------------------------------------------------------------------------------
                                                                                     10,851,400            (279,413)
--------------------------------------------------------------------------------------------------------------------
JP Morgan Chase & Co.:
British Pound 1/6/11                                             2,000,000            3,117,760             136,720
Japanese Yen 1/6/11                                            513,000,000            6,320,160               6,498
--------------------------------------------------------------------------------------------------------------------
                                                                                      9,437,920             143,218
--------------------------------------------------------------------------------------------------------------------

Total                                                                             $  39,873,606       $    (767,163)
--------------------------------------------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

ADR             American Depositary Receipt

PLC             Public Limited Company

U.S. Shares     Securities of foreign companies trading on an American Stock
                Exchange.

*               Non-income producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

*** The Investment Company Act of 1940, as amended, defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period ended December 31, 2010.

                                        Purchases                  Sales             Realized       Dividend       Value
                                  Shares          Cost       Share      Cost       Gain/(Loss)       Income     at 12/31/10
-----------------------------------------------------------------------------------------------------------------------------
Janus Global Technology Fund

Vocus, Inc.                            -           $ -          -        $ -            $ -           $ -       $28,049,729
-----------------------------------------------------------------------------------------------------------------------------

The following is a summary of inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2010. See Significant Accounting Policies for more information.

                                                                                                        Level 3
                                                                                   Level 2            Significant
                                                                Level 1       Other Significant       Unobservable
Valuation Inputs Summary (as of December 31, 2010)          Quoted - Prices   Observable Inputs          Inputs
---------------------------------------------------------------------------------------------------------------------
Janus Global Technology Fund
Common Stock
E-Commerce/Services                                      $       23,101,210   $       11,687,421   $               --
Internet Content - Entertainment                                         --            2,543,827                   --
Telecommunication Equipment                                      16,148,977            1,737,180                   --
Transactional Software                                                   --           11,902,316                   --
Wireless Equipment                                               42,315,362            2,215,143                   --

All Other                                                       796,839,188                   --                   --

Money Market                                                             --           15,027,744                   --
---------------------------------------------------------------------------------------------------------------------

Total Investments in Securities                          $      878,404,737   $       45,113,631   $               --
---------------------------------------------------------------------------------------------------------------------
Investments in Purchased Options:

Janus Global Technology Fund                             $               --   $          400,792   $               --
---------------------------------------------------------------------------------------------------------------------
Investments in Securities Sold Short:

Janus Global Technology Fund                             $               --   $      (20,783,683)  $               --
---------------------------------------------------------------------------------------------------------------------
Other Financial Instruments(a):

Janus Global Technology Fund                             $               --   $         (767,163)  $               --
---------------------------------------------------------------------------------------------------------------------

(a) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of December 31, 2010 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Global Technology Fund                                     $   138,290,951

Janus Growth and Income Fund

Schedule of Investments (unaudited)

Shares or Contract Amounts                                                                                    Value
-------------------------------------------------------------------------------------------------------------------
Common Stock -- 94.8%
Aerospace and Defense -- 2.8%
            1,115,965 Boeing Co.                                                                     $   72,827,876
              949,177 Empresa Brasileira de Aeronautica S.A. (ADR)                                       27,905,804
                                                                                                        100,733,680
Agricultural Chemicals -- 1.4%
              873,690 Syngenta A.G. (ADR)                                                                51,355,498
Airlines -- 0.9%
            2,500,000 Delta Air Lines, Inc.*                                                             31,500,000
Apparel Manufacturers -- 0.8%
              250,000 Polo Ralph Lauren Corp.                                                            27,730,000
Athletic Footwear -- 2.3%
              962,930 NIKE, Inc. - Class B                                                               82,253,481
Automotive - Cars and Light Trucks -- 1.6%
              442,600 Daimler A.G.*                                                                      29,910,908
            1,610,107 Ford Motor Co.*                                                                    27,033,697
                                                                                                         56,944,605
Cable Television -- 1.9%
              922,415 DIRECTV - Class A*                                                                 36,832,031
              500,000 Time Warner Cable, Inc. - Class A                                                  33,015,000
                                                                                                         69,847,031
Casino Hotels -- 0.1%
              623,960 Crown, Ltd.                                                                         5,264,005
Chemicals - Diversified -- 2.2%
            1,600,000 E.I. du Pont de Nemours & Co.                                                      79,808,000
Commercial Banks -- 1.0%
              910,170 Itau Unibanco Holding S.A. (ADR)                                                   21,853,182
              554,238 Standard Chartered PLC**                                                           14,908,300
                                                                                                         36,761,482
Commercial Services - Finance -- 2.8%
              175,000 MasterCard, Inc. - Class A                                                         39,219,250
              744,355 Paychex, Inc.                                                                      23,008,013
            2,066,895 Western Union Co.                                                                  38,382,240
                                                                                                        100,609,503
Computer Services -- 3.4%
              835,320 International Business Machines Corp.                                             122,591,563
Computers -- 3.0%
              240,938 Apple, Inc.*                                                                       77,716,961
              536,075 Research In Motion, Ltd. (U.S. Shares)*                                            31,162,040
                                                                                                        108,879,001
Computers - Integrated Systems -- 0.6%
              500,000 Terdata Corp.*                                                                     20,580,000
Cosmetics and Toiletries -- 2.6%
            1,194,615 Colgate-Palmolive Co.                                                              96,011,208
Diversified Banking Institutions -- 5.0%
            3,482,639 Bank of America Corp.                                                              46,458,404
              667,535 Credit Suisse Group A.G. (ADR)                                                     26,975,089
            3,965,480 Morgan Stanley                                                                    107,900,711
                                                                                                        181,334,204
Diversified Operations -- 1.8%
            1,152,970 Danaher Corp.                                                                      54,385,595
           19,329,275 Melco International Development, Ltd.*                                             11,041,605
                                                                                                         65,427,200
E-Commerce/Services -- 2.1%
            2,799,570 eBay, Inc.*                                                                        77,912,033
Electric Products - Miscellaneous -- 0.8%
              500,000 Emerson Electric Co.                                                               28,585,000
Electronic Components - Semiconductors -- 1.2%
              420,920 Broadcom Corp. - Class A                                                           18,331,066
              723,875 Microchip Technology, Inc.                                                         24,763,764
                                                                                                         43,094,830
Electronic Connectors -- 1.0%
              723,345 Amphenol Corp. - Class A                                                           38,178,149
Electronic Forms -- 0.4%
              500,000 Adobe Systems, Inc.*                                                               15,390,000
Enterprise Software/Services -- 3.4%
            4,003,855 Oracle Corp.                                                                      125,320,662
Finance - Other Services -- 1.7%
            2,101,789 NYSE Euronext                                                                      63,011,634
Food - Miscellaneous/Diversified -- 0.9%
              924,741 General Mills, Inc.                                                                32,911,532
Food - Wholesale/Distribution -- 0.7%
              900,000 Sysco Corp.                                                                        26,460,000
Hotels and Motels -- 0.9%
              750,000 Marriott International, Inc. - Class A                                             31,155,000
Industrial Gases -- 0.8%
              310,375 Praxair, Inc.                                                                      29,631,501
Insurance Brokers -- 0.1%
               73,892 AON Corp.                                                                           3,399,771
Investment Management and Advisory Services -- 1.0%
            2,550,000 Blackstone Group L.P.                                                              36,082,500
Life and Health Insurance -- 0.7%
              475,000 AFLAC, Inc.                                                                        26,804,250
Medical - Biomedical and Genetic -- 2.6%
              825,920 Celgene Corp.*                                                                     48,844,909
            1,228,360 Gilead Sciences, Inc.*                                                             44,515,766
                                                                                                         93,360,675
Medical - Drugs -- 4.4%
              763,615 Abbott Laboratories                                                                36,584,795
            2,816,335 Bristol-Myers Squibb Co.                                                           74,576,551
              500,000 Endo Pharmaceuticals Holdings, Inc.*                                               17,855,000
              400,000 Shire PLC (ADR)                                                                    28,952,000
                                                                                                        157,968,346
Medical - Generic Drugs -- 0.6%
            1,000,000 Mylan, Inc.*                                                                       21,130,000
Medical Products -- 1.1%
              626,075 Johnson & Johnson                                                                  38,722,739
Metal - Copper -- 1.4%
              419,531 Freeport-McMoRan Copper & Gold, Inc. - Class B                                     50,381,478
Metal Processors and Fabricators -- 1.2%
              321,095 Precision Castparts Corp.                                                          44,699,635
Networking Products -- 1.3%
            2,259,160 Cisco Systems, Inc.*                                                               45,702,807
Non-Hazardous Waste Disposal -- 0.8%
              750,000 Waste Management, Inc.                                                             27,652,500
Oil Companies - Exploration and Production -- 5.3%
            1,578,673 EnCana Corp. (U.S. Shares)                                                         45,970,958
              477,810 EOG Resources, Inc.                                                                43,676,612
            1,031,895 Occidental Petroleum Corp.                                                        101,228,899
                                                                                                        190,876,469
Oil Companies - Integrated -- 5.7%
              750,000 Chevron Corp.                                                                      68,437,500
            1,211,417 Hess Corp.                                                                         92,721,857
            1,376,680 Petroleo Brasileiro S.A. (U.S. Shares)                                             47,041,156
                                                                                                        208,200,513
Pharmacy Services -- 1.5%
            1,025,000 Express Scripts, Inc. - Class A*                                                   55,401,250
Pipelines -- 0.9%
              750,000 Enterprise Products Partners L.P.                                                  31,207,500
Retail - Building Products -- 1.2%
            1,223,856 Home Depot, Inc.                                                                   42,908,391
Retail - Discount -- 1.6%
              989,895 Target Corp.                                                                       59,522,386
Retail - Regional Department Stores -- 0.6%
              800,000 Macy's, Inc.                                                                       20,240,000
Telecommunication Equipment - Fiber Optics -- 1.4%
            2,717,039 Corning, Inc.                                                                      52,493,194
Telephone - Integrated -- 0.6%
            3,000,000 Qwest Communications International, Inc.                                           22,830,000
Television -- 2.6%
            5,000,768 CBS Corp. - Class B                                                                95,264,630
Tobacco -- 5.9%
            1,719,730 Altria Group, Inc.                                                                 42,339,752
            2,925,275 Philip Morris International, Inc.                                                 171,216,346
                                                                                                        213,556,098
Toys -- 0.9%
            1,291,535 Mattel, Inc.                                                                       32,843,735
Transportation - Railroad -- 2.0%
              767,590 Union Pacific Corp.                                                                71,124,889
Web Portals/Internet Service Providers -- 1.3%
            2,750,000 Yahoo!, Inc.*                                                                      45,732,500
-------------------------------------------------------------------------------------------------------------------
Total Common Stock  (cost $2,777,110,841)                                                             3,437,387,058
-------------------------------------------------------------------------------------------------------------------
Corporate Bonds -- 4.1%
Automotive - Cars and Light Trucks -- 0.3%
          $10,000,000 Ford Motor Co., 7.4500%, 7/16/31                                                   10,712,500
Building - Residential and Commercial -- 0.2%
            6,467,000 Meritage Homes Corp., 6.2500%, 3/15/15                                              6,499,335
Casino Hotels -- 0.5%
            2,498,000 MGM Mirage, 4.2500%, 4/15/15 (144A),                                                2,735,310
           15,000,000 MGM Resorts International, 7.6250%, 1/15/17                                        14,025,000
                                                                                                         16,760,310
Hotels and Motels -- 0.3%
            9,990,000 Starwood Hotels & Resorts Worldwide, Inc., 6.7500%, 5/15/18                        10,939,050
Medical - Biomedical and Genetic -- 0.7%
           25,000,000 Vertex Pharmaceuticals, Inc., 3.3500%, 10/1/15                                     25,281,250
Medical - Hospitals -- 0.3%
            9,990,000 HCA, Inc., 7.2500%, 9/15/20                                                        10,439,550
Power Converters and Power Supply Equipment -- 1.2%
           24,957,000 JA Solar Holdings Co., Ltd., 4.5000%, 5/15/13                                      23,740,346
           24,090,000 Suntech Power Holdings Co., Ltd., 3.0000%, 3/15/13 (144A)                          21,108,863
                                                                                                         44,849,209
REIT - Mortgage -- 0.3%
           10,000,000 Annaly Capital Management, Inc., 4.0000%, 2/15/15                                  11,612,500
REIT - Warehouse and Industrial -- 0.3%
            9,985,000 ProLogis, 3.2500%, 3/15/15                                                         11,058,387
-------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds  (cost $142,731,222)                                                              148,152,091
-------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes/Bonds -- 1.1%
               U.S. Treasury Note/Bond:
           19,282,000   4.8750%,  7/31/11                                                                19,798,700
           19,282,000   3.3750%,  7/31/13                                                                20,566,972
                                                                                                         40,365,672
-------------------------------------------------------------------------------------------------------------------
Total U.S. Treasury Notes/Bonds  (cost $38,985,937)                                                      40,365,672
-------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $2,958,828,000) - 100.0%                                               $3,625,904,821
-------------------------------------------------------------------------------------------------------------------

Summary of Investments by Country - (Long Positions)
December 31, 2010 (unaudited)

Country                                         Value           % of Investment
                                                                    Securities
-------------------------------------------------------------------------------
Australia                                 $      5,264,005                 0.2%
Brazil                                          96,800,142                 2.7%
Canada                                          77,132,998                 2.1%
Cayman Islands                                  44,849,209                 1.2%
Germany                                         29,910,908                 0.8%
Hong Kong                                       11,041,605                 0.3%
Jersey                                          28,952,000                 0.8%
Switzerland                                     78,330,587                 2.2%
United Kingdom                                  14,908,300                 0.4%
United States++                              3,238,715,067                89.3%
-------------------------------------------------------------------------------
Total                                     $  3,625,904,821               100.0%
-------------------------------------------------------------------------------

++  Includes Cash Equivalents (89.3% excluding Cash Equivalents).

Forward Currency Contracts, Open as of December 31, 2010 (unaudited)

                                                                                                          Unrealized
                                                                    Currency            Currency       Appreciation/
Counterparty/Currency Sold and Settlement Date                    Units Sold        Value U.S. $      (Depreciation)
--------------------------------------------------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC:
British Pound 1/13/11                                              700,000         $ 1,091,143             $ 36,872
Swiss Franc 1/13/11                                              7,110,000           7,607,886             (318,569)
--------------------------------------------------------------------------------------------------------------------
                                                                                     8,699,029             (281,697)
--------------------------------------------------------------------------------------------------------------------
HSBC Securities (USA), Inc.:
British Pound 1/27/11                                            5,530,000           8,618,871              (16,347)
Swiss Franc 1/27/11                                             13,740,000          14,705,667             (999,931)
--------------------------------------------------------------------------------------------------------------------
                                                                                    23,324,538           (1,016,278)
--------------------------------------------------------------------------------------------------------------------
JP Morgan Chase & Co.:
British Pound 1/6/11                                             8,000,000          12,471,041              526,839
--------------------------------------------------------------------------------------------------------------------
Total                                                                              $44,494,607            $(771,136)
--------------------------------------------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

ADR             American Depositary Receipt

PLC             Public Limited Company

REIT            Real Estate Investment Trust

U.S. Shares     Securities of foreign companies trading on an American Stock
                Exchange.

*               Non-income producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2010 is indicated in the table below:

                                                                     Value as a
                                                                     % of Total
Fund                                                   Value         Investments
--------------------------------------------------------------------------------
Janus Growth and Income Fund                     $23,844,173                0.7%
--------------------------------------------------------------------------------

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2010. See Significant Accounting Policies for more information.

---------------------------------------------------------------------------------------------------------------------------
Valuation Input Summary
(as of December 31, 2010)
---------------------------------------------------------------------------------------------------------------------------
                                                                                Level 2 - Other
                                                       Level 1 - Quoted     Significant Observable    Level 3 - Significant
                                                            Prices                  Inputs            Unobservable Inputs
===========================================================================================================================
Investments in Securities:
Janus Growth and Income Fund
Aerospace and Defense                                  $      72,827,876         $     27,905,804          $            -
Agricultural Chemicals                                                 -               51,355,498                       -
Commercial Banks                                              14,908,300               21,853,182                       -
Diversified Banking Institutions                             154,359,115               26,975,089                       -
Medical - Drugs                                              129,016,346               28,952,000                       -
Oil Companies - Integrated                                   161,159,357               47,041,156                       -
All Other                                                  2,701,033,335                        -                       -

Corporate Bonds                                                        -              148,152,091                       -

U.S. Treasury Notes/Bonds                                              -               40,365,672                       -

Total Investments in Securities                        $   3,233,304,329         $    392,600,492          $            -
---------------------------------------------------------------------------------------------------------------------------
Other Financial Instruments(a):
Janus Growth and Income Fund                           $               -         $       (771,136)         $            -
---------------------------------------------------------------------------------------------------------------------------

(a) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of December 31, 2010 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Growth and Income Fund                                         $14,908,301

Janus International Equity Fund

Schedule of Investments (unaudited)

Shares                                                                                                        Value
--------------------------------------------------------------------------------------------------------------------
Common Stock -- 99.8%
Agricultural Chemicals -- 1.0%
                8,980 Syngenta A.G.                                                                   $   2,627,613
Airlines -- 3.4%
              586,641 British Airways PLC*                                                                2,492,044
              185,434 Deutsche Lufthansa A.G.*                                                            4,052,072
               78,166 Ryanair Holdings PLC (ADR)*                                                         2,404,386
                                                                                                          8,948,502
Automotive - Cars and Light Trucks -- 4.1%
               63,907 Daimler A.G.*                                                                       4,331,622
            1,387,000 Isuzu Motors, Ltd.                                                                  6,305,322
                                                                                                         10,636,944
Brewery -- 0.9%
               43,508 Anheuser-Busch InBev N.V.                                                           2,487,998
Cable Television -- 1.5%
                2,230 Jupiter Telecommunications Co., Ltd.                                                2,346,212
               32,820 Kabel Deutschland Holding A.G.*                                                     1,529,290
                                                                                                          3,875,502
Cellular Telecommunications -- 2.1%
            2,145,037 Vodafone Group PLC                                                                  5,544,166
Chemicals - Diversified -- 2.7%
               58,987 K+S A.G.                                                                            4,441,856
               17,466 LyondellBasell Industries N.V. - Class A*                                             600,830
               63,339 LyondellBasell Industries N.V. - Class A (U.S. Shares)                              2,177,595
                                                                                                          7,220,281
Chemicals - Specialty -- 0.9%
            1,417,000 Huabao International Holdings, Ltd.                                                 2,293,423
Commercial Banks -- 10.0%
               86,584 Australia and New Zealand Banking Group, Ltd.                                       2,067,427
              564,997 Banco Bilbao Vizcaya Argentaria S.A.                                                5,706,964
              142,300 Banco do Brasil S.A.                                                                2,694,062
               91,400 Banco Santander Brasil S.A.                                                         1,241,908
              904,000 China Merchants Bank Co., Ltd.                                                      2,281,924
              410,495 DBS Group Holdings, Ltd.                                                            4,581,675
            2,352,936 Lloyds Banking Group PLC*                                                           2,409,863
            1,449,500 Mizuho Financial Group, Inc.                                                        2,732,210
               97,817 Standard Chartered PLC                                                              2,631,153
                                                                                                         26,347,186
Commercial Services -- 1.0%
              109,825 Aggreko PLC                                                                         2,537,268
Computers -- 0.9%
               41,583 Research In Motion, Ltd. (U.S. Shares)*                                             2,417,220
Distribution/Wholesale -- 3.2%
               96,960 Adani Enterprises, Ltd.                                                             1,409,400
            1,218,000 Li & Fung, Ltd.                                                                     7,067,365
                                                                                                          8,476,765
Diversified Banking Institutions -- 5.1%
               83,754 Credit Suisse Group A.G.                                                            3,375,429
              468,194 HSBC Holdings PLC                                                                   4,752,153
              134,264 UBS A.G.*                                                                           2,204,935
            1,517,279 UniCredit S.P.A.                                                                    3,138,149
                                                                                                         13,470,666
Diversified Minerals -- 2.7%
              150,576 BHP Billiton, Ltd.                                                                  6,967,547
E-Commerce/Services -- 0.5%
               31,875 Ctrip.com International, Ltd. (ADR)*                                                1,289,344
Electric - Integrated -- 1.1%
               92,217 Fortum Oyj                                                                          2,775,936
Electronic Components - Semiconductors -- 0.9%
              364,786 ARM Holdings PLC                                                                    2,407,151
Electronic Connectors -- 1.7%
               39,500 Hirose Electric Co., Ltd.                                                           4,452,692
Electronic Measuring Instruments -- 1.9%
               16,900 Keyence Corp.                                                                       4,896,982
Enterprise Software/Services -- 0.5%
               56,693 Autonomy Corp. PLC*                                                                 1,330,095
Finance - Other Services -- 1.9%
              312,500 BM&F Bovespa S.A.                                                                   2,472,358
              114,300 Hong Kong Exchanges & Clearing, Ltd.                                                2,592,580
                                                                                                          5,064,938
Food - Catering -- 0%
            1,216,275 FU JI Food & Catering Services Holdings, Ltd.*,***,#                                        0
Food - Miscellaneous/Diversified -- 1.4%
               59,906 Groupe Danone                                                                       3,763,485
Food - Wholesale/Distribution -- 1.2%
            1,292,000 Olam International, Ltd.                                                            3,162,026
Industrial Automation and Robotics -- 2.3%
               39,200 Fanuc, Ltd.                                                                         6,022,225
Industrial Gases -- 1.2%
               20,648 Linde A.G.                                                                          3,132,581
Life and Health Insurance -- 3.8%
            1,677,000 AIA Group, Ltd.*                                                                    4,714,310
              514,083 Prudential PLC                                                                      5,353,362
                                                                                                         10,067,672
Medical - Drugs -- 1.6%
               70,260 Novartis A.G.                                                                       4,130,509
Medical - Generic Drugs -- 2.1%
              106,500 Teva Pharmaceutical S.P. (ADR)                                                      5,551,845
Metal - Diversified -- 1.5%
               57,663 Rio Tinto PLC                                                                       4,032,940
Multi-Line Insurance -- 2.2%
              313,822 ING Groep N.V.*                                                                     3,052,474
               10,415 Zurich Financial Services A.G.                                                      2,698,741
                                                                                                          5,751,215
Multimedia -- 1.6%
              335,609 WPP PLC                                                                             4,130,500
Oil - Field Services -- 1.6%
              237,525 AMEC PLC                                                                            4,258,180
Oil Companies - Exploration and Production -- 1.0%
              388,235 Cairn Energy PLC*                                                                   2,541,914
Oil Companies - Integrated -- 5.7%
              204,057 BG Group PLC                                                                        4,122,621
              145,805 Petroleo Brasileiro S.A. (ADR)                                                      5,517,261
               83,404 Royal Dutch Shell PLC                                                               2,755,803
               48,659 Total S.A.                                                                          2,577,767
                                                                                                         14,973,452
Oil Refining and Marketing -- 1.4%
              110,710 Petroplus Holdings A.G.*                                                            1,459,235
               98,755 Reliance Industries, Ltd.                                                           2,338,446
                                                                                                          3,797,681
Real Estate Management/Services -- 1.0%
              147,000 Mitsubishi Estate Co., Ltd.                                                         2,727,387
Real Estate Operating/Development -- 2.1%
            1,167,000 Hang Lung Properties, Ltd.                                                          5,457,691
REIT - Diversified -- 1.3%
               16,814 Unibail-Rodamco*                                                                    3,324,834
Retail - Apparel and Shoe -- 1.0%
               15,700 Fast Retailing Co., Ltd.                                                            2,500,936
Retail - Consumer Electronics -- 1.5%
               58,030 Yamada Denki Co., Ltd.                                                              3,960,653
Retail - Drug Store -- 0.5%
               56,000 Sugi Holdings Co., Ltd.                                                             1,348,774
Retail - Jewelry -- 0.9%
            3,904,000 Hengdeli Holdings, Ltd.                                                             2,325,544
Semiconductor Equipment -- 1.8%
              122,153 ASML Holding N.V.                                                                   4,716,710
Soap and Cleaning Preparations -- 1.4%
               66,657 Reckitt Benckiser Group PLC                                                         3,662,872
Steel - Producers -- 2.2%
              149,185 ArcelorMittal                                                                       5,656,851
Telephone - Integrated -- 1.2%
            1,072,745 Telstra Corp., Ltd.                                                                 3,060,598
Tobacco -- 2.9%
              125,396 Imperial Tobacco Group PLC                                                          3,847,031
                1,014 Japan Tobacco, Inc.                                                                 3,753,936
                                                                                                          7,600,967
Transportation - Railroad -- 1.2%
               45,889 Canadian National Railway Co.                                                       3,063,114
Transportation - Services -- 2.4%
               45,525 Kuehne + Nagel International A.G.                                                   6,331,711
Web Portals/Internet Service Providers -- 0.9%
                6,045 Yahoo! Japan Corp.                                                                  2,345,910
Wire and Cable Products -- 0.9%
              139,199 Prysmian S.P.A                                                                      2,371,284
--------------------------------------------------------------------------------------------------------------------
Total Common Stock  (cost $225,094,533)                                                                 261,840,280
--------------------------------------------------------------------------------------------------------------------
Money Market -- 0.2%
              646,601 Janus Cash Liquidity Fund LLC, 0% (cost  $646,601)                                    646,601
--------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $225,741,134) - 100%                                                    $ 262,486,881
--------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                          December 31, 2010 (unaudited)
                                                                            % of
                                                                      Investment
Country                                                 Value         Securities
--------------------------------------------------------------------------------
Australia                                            $ 12,095,572           4.6%
Belgium                                                 2,487,998           0.9%
Bermuda                                                 9,360,788           3.6%
Brazil                                                 11,925,589           4.5%
Canada                                                  5,480,334           2.1%
Cayman Islands                                          3,614,888           1.4%
China                                                   2,281,924           0.9%
Finland                                                 2,775,936           1.1%
France                                                  9,666,086           3.7%
Germany                                                17,487,421           6.7%
Hong Kong                                              12,764,581           4.9%
India                                                   3,747,846           1.4%
Ireland                                                 2,404,386           0.9%
Israel                                                  5,551,845           2.1%
Italy                                                   5,509,433           2.1%
Japan                                                  43,393,239          16.5%
Jersey                                                  4,130,500           1.6%
Luxembourg                                              5,656,851           2.1%
Netherlands                                             9,946,779           3.8%
Singapore                                               7,743,701           2.9%
Spain                                                   5,706,964           2.2%
Switzerland                                            22,828,173           8.7%
United Kingdom                                         54,678,616          20.8%
United States ++                                        1,247,431           0.5%
--------------------------------------------------------------------------------
Total                                                $262,486,881         100.0%

++ Includes Cash Equivalents (0.3% excluding Cash Equivalents)

Notes to Schedule of Investments (unaudited)

ADR             American Depositary Receipt

PLC             Public Limited Company

REIT            Real Estate Investment Trust

U.S. Shares     Securities of foreign companies trading on an American Stock
                Exchange.

*               Non-income producing security.

*** Schedule of Restricted and Illiquid Securities (as of December 31, 2010)
---------------------------------------------------------------------------------------------------------
                                                                                           Value as a %
                                                 Acquisition    Acquisition                of Investment
                                                     Date           Cost        Value       Securities
---------------------------------------------------------------------------------------------------------
FU JI Food & Catering Services Holdings, Ltd.*  8/9/07-8/14/08  $ 2,173,340     $ --               0.0%
---------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of December 31, 2010. The issuer incurs all registration costs.

# Schedule of Fair Valued Securities (as of December 31, 2010)
---------------------------------------------------------------------------------------------------
                                                                                    Value as a %
                                                                                    of Investment
                                                           Value                     Securities
---------------------------------------------------------------------------------------------------
FU JI Food & Catering Services Holdings, Ltd.*             $ --                          0.0%
---------------------------------------------------------------------------------------------------

Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international activities fair valued pursuant to a systematic fair valuation model.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2010. See Significant Accounting Policies for more information.

------------------------------------------------------------------------------------------------------------
Valuation Input Summary
(as of December 31, 2010)
------------------------------------------------------------------------------------------------------------
                                                                   Level 2 - Other             Level 3 -
                                        Level 1 - Quoted       Significant Observable        Significant
                                             Prices                    Inputs            Unobservable Inputs
============================================================================================================
Investments in Securities:
Janus International Equity Fund
Common Stock
Airlines                                 $   6,544,116                $  2,404,386                   $ -
E-Commerce/Services                                  -                   1,289,344                     -
Food - Catering                                      -                           -                     -
Medical - Generic Drugs                              -                   5,551,845                     -
Oil Companies - Integrated                   9,456,191                   5,517,261                     -
All Other                                  231,077,137                           -                     -

Money Market                                         -                     646,601                     -

Total Investments in Securities          $ 247,077,444                $ 15,409,437                   $ -
------------------------------------------------------------------------------------------------------------

Level 3 Valuation Reconciliation of Assets (as of the fiscal period ended December 31, 2010)

                                                                                                 Transfers
                            Balance as                             Change in                     In          Balance as
                            of           Accrued                   Unrealized       Net          and/or      of
                            September    Discounts/   Realized     Appreciation/    Purchases/   Out of      December
                            30, 2010     Premiums     Gain/(Loss)  (Depreciation)   (Sales)      Level 3     31, 2010
-------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus International
Equity Fund
Food - Catering                  $ -          $ -          $ -              $ -          $ -         $ -          $ -

Janus Long/Short Fund

Schedule of Investments (unaudited)

Shares/Principal/Contract Amounts                                                                             Value
--------------------------------------------------------------------------------------------------------------------
Common Stock + -- 495.7%
Airlines -- 9.3%
               21,015 Republic Airways Holdings, Inc.*                                                $     153,830
               61,599 UAL Corp.*                                                                          1,467,288
                                                                                                          1,621,118
Automotive - Cars and Light Trucks -- 25.1%
               76,635 Fiat S.P.A.                                                                         1,579,903
              104,581 Ford Motor Co.*                                                                     1,755,915
                7,517 Volkswagen A.G.                                                                     1,063,598
                                                                                                          4,399,416
Automotive - Truck Parts and Equipment - Original -- 13.1%
               31,835 Visteon Corp.*                                                                      2,292,836
Beverages - Wine and Spirits -- 6.1%
               57,368 Diageo PLC                                                                          1,059,754
Brewery -- 3.3%
                9,920 Anheuser-Busch InBev N.V.                                                             567,274
              359,335 Anheuser-Busch InBev N.V. - VVPR Strip*                                                 1,920
                                                                                                            569,194
Building and Construction - Miscellaneous -- 0.5%
                7,205 AS Merko Ehitus                                                                        87,120
Casino Hotels -- 1.5%
               31,919 Crown, Ltd.                                                                           269,283
Cellular Telecommunications -- 7.3%
               48,180 Vodafone Group PLC                                                                  1,273,397
Coal -- 0.4%
                8,363 Coal India, Ltd.*                                                                      58,874
                   70 Peabody Energy Corp.                                                                    4,479
                                                                                                             63,353
Commercial Banks -- 7.6%
               93,006 Banco Bilbao Vizcaya Argentaria S.A.                                                  939,442
                3,428 ICICI Bank, Ltd. (ADR)                                                                173,594
               32,354 Yes Bank, Ltd.                                                                        226,355
                                                                                                          1,339,391
Commercial Services - Finance -- 3.2%
               18,005 Paychex, Inc.                                                                         556,535
Computer Services -- 3.2%
                3,760 International Business Machines Corp.                                                 551,818
Consumer Products - Miscellaneous -- 1.3%
               82,118 Marico, Ltd.                                                                          219,851
Containers - Paper and Plastic -- 5.7%
               38,945 Smurfit-Stone Container Corp.*                                                        996,992
Diversified Operations -- 2.6%
               10,970 Tyco International, Ltd. (U.S. Shares)                                                454,597
E-Commerce/Services -- 3.2%
               20,345 eBay, Inc.*                                                                           566,201
Electric - Distribution -- 1.4%
              208,850 Spark Infrastructure Group                                                            242,402
Electric - Generation -- 5.7%
              223,857 NTPC, Ltd.                                                                          1,004,628
Electric - Integrated -- 9.8%
              112,292 Enel S.P.A.                                                                           561,122
               38,460 Fortum Oyj                                                                          1,157,731
                                                                                                          1,718,853
Electric - Transmission -- 2.5%
              199,186 Power Grid Corp. of India, Ltd.                                                       437,933
Finance - Consumer Loans -- 2.5%
               75,140 African Bank Investments, Ltd.                                                        442,672
Financial Guarantee Insurance -- 7.0%
               69,078 Assured Guaranty, Ltd.                                                              1,222,681
Food - Miscellaneous/Diversified -- 1.9%
                5,644 Nestle S.A.                                                                           330,597
Forestry -- 8.2%
               17,982 Plum Creek Timber Co., Inc.                                                           673,426
               23,440 Potlatch Corp.                                                                        762,972
                                                                                                          1,436,398
Gold Mining -- 22.1%
               63,085 Newmont Mining Corp.                                                                3,875,312
Internet Gambling -- 3.1%
              169,078 PartyGaming PLC*                                                                      541,646
Life and Health Insurance -- 3.4%
               56,375 Prudential PLC                                                                        587,056
Medical - Drugs -- 62.5%
               17,055 Abbott Laboratories                                                                   817,105
               18,430 AstraZeneca PLC (ADR)                                                                 851,282
               61,750 Bristol-Myers Squibb Co.                                                            1,635,140
               10,390 Endo Pharmaceuticals Holdings, Inc.*                                                  371,027
               58,745 Forest Laboratories, Inc.*                                                          1,878,665
               13,764 GlaxoSmithKline PLC                                                                   266,062
               31,810 GlaxoSmithKline PLC (ADR)                                                           1,247,588
               18,615 Merck & Co., Inc.                                                                     670,884
               25,765 Novartis A.G.                                                                       1,518,847
               96,690 Pfizer, Inc.                                                                        1,693,042
                                                                                                         10,949,642
Medical - Generic Drugs -- 13.9%
               76,865 Mylan, Inc.*                                                                        1,624,158
               12,710 Perrigo Co.                                                                           804,924
                                                                                                          2,429,082
Medical Instruments -- 3.2%
               14,895 Medtronic, Inc.                                                                       552,456
Medical Products -- 3.3%
               12,735 Covidien PLC (U.S. Shares)                                                            581,480
Metal Processors and Fabricators -- 12.4%
              113,240 AIA Engineering, Ltd.                                                               1,028,430
              133,831 Bharat Forge, Ltd.                                                                  1,134,765
                                                                                                          2,163,195
Multi-Line Insurance -- 3.1%
               16,970 Cincinnati Financial Corp.                                                            537,779
Multimedia -- 3.4%
               15,645 Walt Disney Co.                                                                       586,844
Office Automation and Equipment -- 11.7%
               47,650 Pitney Bowes, Inc.                                                                  1,152,177
               77,720 Xerox Corp.                                                                           895,334
                                                                                                          2,047,511
Oil - Field Services -- 7.3%
               20,343 Eurasia Drilling Co., Ltd. (ADR)                                                      661,148
               14,940 Halliburton Co.                                                                       610,000
                                                                                                          1,271,148
Oil Companies - Exploration and Production -- 27.5%
               74,802 Approach Resources, Inc.*                                                           1,727,926
                1,300 HRT Participacoes em Petroleo S.A.*                                                 1,245,481
               12,915 Occidental Petroleum Corp.                                                          1,266,961
               15,565 Southwestern Energy Co.*                                                              582,598
                                                                                                          4,822,966
Oil Companies - Integrated -- 1.8%
                8,740 Marathon Oil Corp.                                                                    323,642
Paper and Related Products -- 0.6%
               14,290 Boise, Inc.*                                                                          113,320
Pharmacy Services -- 3.0%
                9,805 Express Scripts, Inc. - Class A*                                                      529,960
Pipelines -- 30.5%
               33,198 Kinder Morgan Management LLC*                                                       2,220,282
               49,700 Plains All American Pipeline L.P.                                                   3,120,663
                                                                                                          5,340,945
Printing - Commercial -- 2.5%
               18,705 Deluxe Corp.                                                                          430,589
Radio -- 0.2%
                  313 Citadel Broadcasting Corp.*                                                             9,343
                1,075 Citadel Broadcasting Corp.*                                                            32,089
                                                                                                             41,432
Real Estate Management/Services -- 5.3%
               44,155 CB Richard Ellis Group, Inc. - Class A*                                               904,294
                8,084 Future Mall Management, Ltd.*                                                          19,790
                                                                                                            924,084
Real Estate Operating/Development -- 21.2%
               81,462 DB Realty, Ltd.*                                                                      354,016
              304,000 Hang Lung Properties, Ltd.                                                          1,421,712
               88,463 St. Joe Co.*                                                                        1,932,917
                                                                                                          3,708,645
REIT - Mortgage -- 0.7%
               50,910 Gramercy Capital Corp.*                                                               117,602
REIT - Warehouse and Industrial -- 4.0%
               48,733 ProLogis                                                                              703,705
Resorts and Theme Parks -- 0.1%
                  410 Vail Resorts, Inc.*                                                                    21,336
Retail - Apparel and Shoe -- 4.3%
               33,720 Gap, Inc.                                                                             746,561
Retail - Auto Parts -- 1.7%
               42,759 Halfords Group PLC                                                                    304,622
Retail - Drug Store -- 2.9%
               12,825 Walgreen Co.                                                                          499,662
Retail - Major Department Stores -- 4.2%
               82,652 Pantaloon Retail India, Ltd.                                                          678,353
                8,765 Pantaloon Retail India, Ltd. - Class B                                                 62,500
                                                                                                            740,853
Retail - Propane Distribution -- 9.9%
               30,840 Suburban Propane Partners L.P.                                                      1,729,816
Savings/Loan/Thrifts -- 3.0%
               44,142 Capitol Federal Financial                                                             525,731
Semiconductor Components/Integrated Circuits -- 6.5%
               90,895 Taiwan Semiconductor Manufacturing Co.,  Ltd.                                       1,139,823
Steel - Producers -- 12.8%
                8,590 ArcelorMittal                                                                         327,536
               42,134 Jindal Steel & Power, Ltd.                                                            671,025
               47,321 JSW Steel, Ltd.                                                                     1,245,788
                                                                                                          2,244,349
Telephone - Integrated -- 22.4%
               75,039 Freenet A.G.                                                                          791,747
            2,074,076 Telecom Italia S.P.A.                                                               2,679,713
               19,576 Telefonica S.A.                                                                       443,726
                                                                                                          3,915,186
Tobacco -- 14.8%
               18,310 British American Tobacco PLC                                                          703,166
               32,295 Philip Morris International, Inc.                                                   1,890,226
                                                                                                          2,593,392
Toys -- 3.1%
               21,415 Mattel, Inc.                                                                          544,583
Transportation - Railroad -- 11.0%
               21,385 CSX Corp.                                                                           1,381,685
                8,640 Norfolk Southern Corp.                                                                542,765
                                                                                                          1,924,450
Water -- 3.9%
               27,070 American Water Works Co., Inc.                                                        684,600
Web Portals/Internet Service Providers -- 13.1%
              267,655 EarthLink, Inc.                                                                     2,301,833
Wireless Equipment -- 3.2%
               60,985 Motorola, Inc.*                                                                       553,134
--------------------------------------------------------------------------------------------------------------------
Total Common Stock  (cost $76,352,946)                                                                   86,806,992
--------------------------------------------------------------------------------------------------------------------
Corporate Bond -- 7.6%
Printing - Commercial -- 7.6%
           $1,268,000 American Reprographics Co., 10.5000%, 12/15/16 (cost  $1,240,674)                   1,328,230
--------------------------------------------------------------------------------------------------------------------
Exchange - Traded Funds -- 11.3%
Commodity -- 5.3%
               75,260 Sprott Physical Gold Trust (ETF)*                                                     929,085
Country Fund - Russia -- 2.9%
               13,525 Market Vectors Russia (ETF)                                                           512,733
Precious Metals -- 3.1%
                8,775 Market Vectors - Gold Miners (ETF)                                                    539,399
--------------------------------------------------------------------------------------------------------------------
Total Exchange - Traded Funds  (cost $1,606,109)                                                          1,981,217
--------------------------------------------------------------------------------------------------------------------
Purchased Options - Calls -- 8.0%
                3,320 Citigroup, Inc.
                      expires June 2011
                      exercise price $4.00                                                                  300,600
                   46 Delta Air Lines, Inc.
                      expires January 2011
                      exercise price $12.50                                                                   2,534
                  535 Delta Air Lines, Inc.
                      expires January 2011
                      exercise price $12.50                                                                  28,827
                3,533 Ford Motor Co.
                      expires March 2011
                      exercise price $17.00                                                                 315,401
                   70 Genzyme Corp.
                      expires April 2011
                      exercise price $75.00                                                                   8,846
                  225 Microsoft Corp.
                      expires January 2012
                      exercise price $27.50                                                                  66,725
                1,279 Motorola, Inc.
                      expires January 2011
                      exercise price $5.00                                                                  520,758
                  290 NRG Energy, Inc.
                      expires January 2013
                      exercise price $20.00                                                                  90,646
                   80 Vail Resorts, Inc.
                      expires July 2011
                      exercise price $47.50                                                                  65,730
--------------------------------------------------------------------------------------------------------------------
Total Purchased Options - Calls (premiums paid $1,325,895)                                                1,400,067
--------------------------------------------------------------------------------------------------------------------
Purchased Option - Puts -- 0%
                  150 F5 Networks, Inc.
                      expires January 2011
                      exercise price $70.00 (premiums paid $23,250)                                             252
--------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $80,548,875) - 116.9%                                                      91,516,758
--------------------------------------------------------------------------------------------------------------------
Securities Sold Short -- (422.6)%

Common Stock -- (80.1)%
Automotive - Truck Parts and Equipment - Original -- (3.0)%
                7,290 BorgWarner, Inc                                                                      (527,504)
Diversified Minerals -- (13.2)%
            2,532,000 China Rare Earth Holdings, Ltd.                                                    (1,182,508)
                7,165 Cia Vale do Rio Doce (ADR)                                                           (247,694)
              418,750 Lynas Corp., Ltd.                                                                    (882,120)
                                                                                                         (2,312,322)
Electronic Components - Semiconductors -- (10.9)%
               28,935 Cree, Inc.* (cost  $(1,648,160))                                                   (1,906,527)
E-Services/Consulting -- (2.7)%
               19,965 GSI Commerce, Inc.                                                                   (463,188)
Enterprise Software/Services -- (1.1)%
                4,380 Informatica Corp.                                                                    (192,851)
Independent Power Producer -- (1.2)%
                7,100 Ormat Technologies, Inc.                                                             (210,018)
Medical Products -- (1.1)%
                3,705 Zimmer Holdings, Inc.                                                                (198,884)
Metal - Diversified -- (10.9)%
               38,220 Molycorp Inc.                                                                      (1,907,178)
Multimedia -- (4.6)%
               21,600 Thomson Reuters Corp.                                                                (809,239)
Oil Companies - Exploration and Production -- (3.3)%
              104,375 GMX Resources Inc.                                                                   (576,150)
Retail - Apparel and Shoe -- (7.0)%
               19,500 Ross Stores, Inc.                                                                  (1,233,375)
Retail - Consumer Electronics -- (4.2)%
               17,535 Grupo Elektra S.A. de C.V.                                                           (742,525)
Schools -- (6.0)%
                3,795 Apollo Group, Inc. - Class A                                                         (149,865)
               23,940 Career Education Corp.                                                               (496,276)
                6,375 ITT Educational Services, Inc.                                                       (406,024)
                                                                                                         (1,052,165)
Transactional Software -- (3.3)%
               88,360 Innerworkings, Inc.                                                                  (578,758)
Wireless Equipment -- (7.6)%
              128,250 Nokia OYJ                                                                          (1,323,540)
--------------------------------------------------------------------------------------------------------------------
Total Common Stock  (cost $12,773,865)                                                                  (14,034,224)
--------------------------------------------------------------------------------------------------------------------
Exchange - Traded Funds -- (319.1)%
Commodity -- (10.0)%
              294,255 United States Natural Gas Fund L.P. (ETF)                                          (1,759,645)
Corp/Pref-High Yield -- (5.9)%
               11,459 iShares iBoxx $ High Yield Corporate Bond (ETF)                                    (1,034,633)
Country Fund - Brazil -- (2.3)%
                5,200 iShares MSCI Brazil Index Fund (ETF)                                                 (402,480)
Country Fund - China -- (12.3)%
               40,600 iShares FTSE/Xinhua China 25 Index Fund (ETF)                                      (1,749,454)
                5,335 SPDR S&P China (ETF)                                                                 (406,420)
                                                                                                         (2,155,874)
Country Fund - Italy -- (10.5)%
              112,200 iShares MSCI Italy Index Fund (ETF)                                                (1,837,836)
Emerging Market - Debt -- (3.3)%
                2,710 iShares JPMorgan USD Emerging Markets Bond Fund (ETF)                                (290,187)
               10,845 PowerShares Emerging Markets Sovereign Debt Portfolio (ETF)                          (289,236)
                                                                                                           (579,423)
Emerging Market - Equity -- (39.9)%
              146,562 iShares MSCI Emerging Markets Index (ETF)                                          (6,979,283)
Financial Services -- (26.0)%
              191,810 Financial Select Sector SPDR (ETF)                                                 (3,059,370)
               25,955 iShares Dow Jones U.S. Financial Sector Index Fund (ETF)                           (1,491,893)
                                                                                                         (4,551,263)
Government/Agency - Intermediate -- (3.0)%
                5,570 iShares Barclays 7-10 Year Trust (ETF)                                               (522,577)
Government/Agency - Long Term -- (7.6)%
               14,100 iShares Barclays 20 Year Trust (ETF)                                               (1,327,092)
Government/Agency - Short Term -- (2.4)%
                4,945 iShares Barclays 1-3 Year Trust (ETF)                                                (415,281)
Growth - Large Cap -- (70.6)%
               93,745 PowerShares QQQ Trust (ETF)                                                        (5,106,290)
               57,705 SPDR S&P 500 Trust (ETF)                                                           (7,258,135)
                                                                                                        (12,364,425)
Growth - Small Cap -- (10.4)%
               23,400 iShares Russell 2000 Index Fund (ETF)                                              (1,830,582)
Health and Biotechnology -- (10.8)%
                3,560 iShares Dow Jones US Healthcare Providers Index Fund (ETF)                           (191,777)
                2,070 iShares Nasdaq Biotechnology Index Fund (ETF)                                        (193,380)
               56,427 PowerShares Dynamic Healthcare Sector Portfolio (ETF)                              (1,515,065)
                                                                                                         (1,900,222)
International Equity -- (11.2)%
               33,735 iShares MSCI EAFE Index Fund (ETF)                                                 (1,964,389)
Leisure Industry -- (18.9)%
               88,260 Consumer Discretionary Select Sector SPDR Fund (ETF)                               (3,301,807)
Sector Fund - Technology -- (9.5)%
               51,000 Semiconductor HOLDRs Trust (ETF)                                                   (1,659,030)
Undefined Equity -- (64.4)%
               69,225 Consumer Staples Select Sector SPDR Fund ETF)                                      (2,028,985)
               48,370 Industrial Select Sector SPDR Fund (ETF)                                           (1,688,113)
               23,540 iShares S&P Global Materials Sector Index Fund (ETF)                               (1,724,305)
               50,980 Materials Select Sector SPDR Trust (ETF)                                           (1,962,730)
                9,900 Retail HOLDRs Trust (ETF)                                                          (1,054,152)
               58,590 SPDR S&P Retail (ETF)                                                              (2,833,412)
                                                                                                        (11,291,697)
--------------------------------------------------------------------------------------------------------------------
Total Exchange - Traded Funds  (cost $57,057,634)                                                       (55,877,539)
--------------------------------------------------------------------------------------------------------------------
Exchange - Traded Note -- (23.4)%
Undefined Equity -- (23.4)%
              108,800 iPATH S&P 500 VIX Short-Term Futures (ETN) (cost  $(5,188,371))                    (4,094,144)
--------------------------------------------------------------------------------------------------------------------
Total Securities Sold Short  (proceeds $69,831,499 )                                                    (74,005,907)
--------------------------------------------------------------------------------------------------------------------
Total Investments and Securities Sold Short (total cost $10,717,376)-100%                              $ 17,510,851
--------------------------------------------------------------------------------------------------------------------

Summary of Investments by Country - (Long Positions)

Country                                                                       Value   % of Investment Securities
-----------------------------------------------------------------------------------------------------------------
Australia                                                             $     511,685                         0.6%
Belgium                                                                     569,194                         0.6%
Bermuda                                                                   1,222,681                         1.4%
Brazil                                                                    1,245,481                         1.4%
Cayman Islands                                                              661,148                         0.7%
Estonia                                                                      87,120                         0.1%
Finland                                                                   1,157,731                         1.3%
Germany                                                                   1,855,345                         2.1%
Gibraltar                                                                   541,646                         0.6%
Hong Kong                                                                 1,421,712                         1.6%
India                                                                     7,315,900                         8.1%
Ireland                                                                     581,480                         0.6%
Italy                                                                     4,820,738                         5.3%
Luxembourg                                                                  327,537                         0.4%
South Africa                                                                442,672                         0.5%
Spain                                                                     1,383,168                         1.5%
Switzerland                                                               2,304,041                         2.5%
Taiwan, Province of China                                                 1,139,823                         1.3%
United Kingdom                                                            6,292,927                         7.0%
United States                                                            56,234,409                        62.4%
-----------------------------------------------------------------------------------------------------------------
Total                                                                 $  90,116,439                       100.0%

Summary of Investments by Country - (Short Positions)

Country                                                                       Value   % of Securities Sold Short
-----------------------------------------------------------------------------------------------------------------
Australia                                                        $        (882,120)                         1.2%
Brazil                                                                    (247,694)                         0.3%
Canada                                                                    (809,239)                         1.1%
Cayman Islands                                                          (1,182,508)                         1.6%
Finland                                                                 (1,323,540)                         1.8%
Mexico                                                                    (742,525)                         1.0%
United States                                                          (68,818,281)                        93.0%
-----------------------------------------------------------------------------------------------------------------
Total                                                            $     (74,005,907)                       100.0%

--------------------------------------------------------------------------------------------------------------------
Schedule of Written Options - Calls
--------------------------------------------------------------------------------------------------------------------
                  Abbott Laboratories                                                                        $(515)
                  expires January 2011
                  105 contracts
                  exercise price $50.00
                  Anheuser-Busch InBev N.V.
                  expires January 2011
                  50 contracts
                  exercise price 45.00 EUR                                                                    (864)
                  eBAY, Inc.
                  expires January 2011
                  86 contracts
                  exercise price $32.00                                                                       (514)
                  eBAY, Inc.
                  expires April 2011
                  101 contracts
                  exercise price $33.00                                                                     (3,451)
                  F5 Networks, Inc.
                  expires January 2011
                  50 contracts
                  exercise price $125.00                                                                   (44,574)
                  First Solar, Inc.
                  expires January 2011
                  92 contracts
                  exercise price $135.00                                                                   (25,024)
                  GlaxoSmithKline PLC
                  expires January 2011
                  100 contracts
                  exercise price $41.00                                                                     (1,144)
                  GlaxoSmithKline PLC
                  expires January 2011
                  100 contracts
                  exercise price $42.50                                                                       (117)
                  International Business Machines Corp.
                  expires January 2011
                  17 contracts
                  exercise price $145.00                                                                    (6,163)
                  International Business Machines Corp.
                  expires January 2011
                  12 contracts
                  exercise price $150.00                                                                    (1,239)
                  iPATH S&P 500 VIX Short-Term Futures (ETN)
                  expires March 2011
                  340 contracts
                  exercise price $50.00                                                                    (45,676)
                  Marathon Oil Corp.
                  expires January 2011
                  65 contracts
                  exercise price $35.00                                                                    (14,677)
                  Market Vectors - Gold Miners (ETF)
                  expires January 2011
                  87 contracts
                  exercise price $63.00                                                                     (9,240)
                  Mattel, Inc.
                  expires April 2011
                  100 contracts
                  exercise price $26.00                                                                    (11,612)
                  Microsoft Corp.
                  expires January 2011
                  335 contracts
                  exercise price $26.00                                                                    (68,231)
                  Newmont Mining Corp.
                  expires January 2011
                  104 contracts
                  exercise price $65.00                                                                     (5,987)
                  Occidental Petroleum Corp.
                  expires February 2011
                  58 contracts
                  exercise price $100.00                                                                   (15,762)
                  Occidental Petroleum Corp.
                  expires May 2011
                  32 contracts
                  exercise price $105.00                                                                   (11,149)
                  Pfizer, Inc.
                  expires January 2011
                  690 contracts
                  exercise price $17.50                                                                    (23,192)
                  Philip Morris International, Inc.
                  expires January 2011
                  260 contracts
                  exercise price $60.00                                                                     (4,719)
                  Tyco International, Ltd.
                  expires January 2011
                  57 contracts
                  exercise price $39.00                                                                    (14,839)
                  Vodafone Group PLC
                  expires January 2011
                  321 contracts
                  exercise price $29.00                                                                    (10,210)
                  Walt Disney Co.
                  expires January 2011
                  90 contracts
                  exercise price $39.00                                                                     (1,129)
                  Walt Disney Co.
                  expires January 2011
                  46 contracts
                  exercise price $36.00                                                                     (8,179)
--------------------------------------------------------------------------------------------------------------------
Total Written Options - Calls
(premiums received $418,197 )                                                                            $(328,205)

Schedule of Written Options - Puts
--------------------------------------------------------------------------------------------------------------------
                  Bank of America Corp.
                  expires January 2011
                  302 contracts
                  exercise price $15.00                                                                  $ (51,246)
                  Carmax, Inc.
                  expires April 2011
                  130 contracts
                  exercise price $30.00                                                                    (21,301)
                  Cisco Systems, Inc.
                  expires January 2011
                  400 contracts
                  exercise price $20.00                                                                    (12,402)
                  Citigroup, Inc.
                  expires June 2011
                  1,660 contracts
                  exercise price $4.00                                                                     (28,041)
                  Dean Foods Co.
                  expires March 2011
                  355 contracts
                  exercise price $8.00                                                                     (18,562)
                  Delta Air Lines, Inc.
                  expires January 2011
                  122 contracts
                  exercise price $12.50                                                                     (5,475)
                  Delta Air Lines, Inc.
                  expires January 2011
                  1,426 contracts
                  exercise price $12.50                                                                    (62,285)
                  Denbury Resources, Inc.
                  expires March 2011
                  330 contracts
                  exercise price $18.00                                                                    (23,564)
                  Freeport-McMoran Copper and Gold
                  expires February 2011
                  20 contracts
                  exercise price $90.00                                                                       (879)
                  Freeport-McMoran Copper and Gold
                  expires May 2011
                  20 contracts
                  exercise price $95.00                                                                     (7,137)
                  Genzyme Corp.
                  expires April 2011
                  70 contracts
                  exercise price $65.00                                                                     (9,751)
                  Halliburton Co.
                  expires April 2011
                  80 contracts
                  exercise price $35.00                                                                     (9,061)
                  Hess Corp.
                  expires February 2011
                  44 contracts
                  exercise price $57.50                                                                     (8,843)
                  MasterCard, Inc. - Class A
                  expires April 2011
                  13 contracts
                  exercise price $220.00                                                                   (18,755)
                  Mattel, Inc.
                  expires April 2011
                  150 contracts
                  exercise price $25.00                                                                    (21,087)
                  Microsoft Corp.
                  expires January 2012
                  225 contracts
                  exercise price $25.00                                                                    (45,293)
                  Millicom International Cellular S.A.
                  expires April 2011
                  25 contracts
                  exercise price $85.00                                                                     (6,822)
                  Millicom International Cellular S.A.
                  expires April 2011
                  22 contracts
                  exercise price $90.00                                                                     (8,880)
                  Monsanto Co.
                  expires April 2011
                  52 contracts
                  exercise price $55.00                                                                     (4,818)
                  NRG Energy, Inc.
                  expires January 2013
                  670 contracts
                  exercise price $17.50                                                                   (146,625)
                  Potlatch Corp.
                  expires January 2011
                  127 contracts
                  exercise price $30.00                                                                     (2,227)
                  St. Joe Co.
                  expires January 2011
                  500 contracts
                  exercise price $17.50                                                                     (3,962)
                  St. Joe Co.
                  expires January 2011
                  165 contracts
                  exercise price $19.00                                                                     (3,052)
                  St. Joe Co.
                  expires January 2011
                  170 contracts
                  exercise price $20.00                                                                     (5,637)
                  Texas Instruments, Inc.
                  expires January 2011
                  560 contracts
                  exercise price $22.50                                                                       (108)
                  Vail Resorts, Inc.
                  expires July 2011
                  135 contracts
                  exercise price $42.50                                                                    (28,918)
                  Wells Fargo & Co.
                  expires April 2011
                  80 contracts
                  exercise price $24.00                                                                     (3,500)
                  Whirlpool Corp.
                  expires March 2011
                  76 contracts
                  exercise price $75.00                                                                    (11,455)
--------------------------------------------------------------------------------------------------------------------
Total Written Options - Puts
(premiums received $934,603)                                                                             $(569,684)

--------------------------------------------------------------------------------------------------------------------
Financial Futures - Short
53 Contracts                  S&P 500(R) E-mini
                              expires March 2011, principal amount $6,457,520,
                              value $6,640,900
                              cumulative depreciation                                                    $(183,682)
--------------------------------------------------------------------------------------------------------------------

Dividend Swap outstanding as of December 31, 2010

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    Unrealized
                                             Return Paid by the   Return Received by                             Appreciation/
Counterparty               Notional Amount                 Fund             the Fund     Termination Date       (Depreciation)
-------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs                2,198,000 EUR    20,000 EUR for       20,000 EUR for          12/28/12                   $ 86,398
International                                every 1 dividend     every 1 dividend
                                              Dow Jones Euro       Dow Jones Euro
                                              STOXX 50 Index       STOXX 50 Index
                                             point decrease in    point increase in
                                                the actual           the actual
                                            dividends from the   dividends from the
                                               Fixed Strike         Fixed Strike
-------------------------------------------------------------------------------------------------------------------------------

Total Return Swaps outstanding as of December 31, 2010
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    Unrealized
                                             Return Paid by the   Return Received by                             Appreciation/
Counterparty               Notional Amount                 Fund             the Fund     Termination Date       (Depreciation)
-------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs                  $  (97,339)  Mediatek, Inc.         USD Libor minus         11/17/11                  $(11,714)
International                                                     400 basis points
-------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs                    (431,071)  Mediatek, Inc.         USD Libor minus         11/18/11                   (53,243)
International                                                     400 basis points
-------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                 (1,435,570)  Hon Hai Precision         FED Funds             9/7/12                   (226,950)
                                            Industries           Effective minus 50
                                                                    basis points
-------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                   (617,334)  Korea Power               FED Funds             6/28/12                     64,491
                                            Engineering Co.        Effective minus
                                                                  500 basis points
-------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                   (944,575)  Margin Squeeze            Fed Funds           12/31/2011                    13,342
                                            Basket               Effective minus 30
                                                                    basis points
-------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                   (487,155)  Mediatek, Inc.         USD Libor minus          9/7/12                    (54,431)
                                                                  400 basis points
-------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                     574,720  U.S. Inflation            Fed Funds           12/31/2011                   (7,556)
                                            Basket                Effective plus 40
                                                                    basis points
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $ (276,061)
-------------------------------------------------------------------------------------------------------------------------------

Total Return Swaps on Commodities outstanding as of December 31, 2010
-------------------------------------------------------------------------------------------------------------------------------
UBS AG                          $(307,142)  $5,711 for every     $5,711 for every          11/30/11                 $ (90,771)
                                            $1 increase above    $1 decrease below
                                            the starting price   the starting price
                                            of $53.78 in the     of $53.78 in the
                                            UBS Cotton Index     UBS Cotton Index
                                            Total Return(sm)     Total Return(sm)
-------------------------------------------------------------------------------------------------------------------------------
UBS AG                           (302,220)  $648 for every $1    $648 for every $1         11/30/11                   (41,761)
                                            increase above the   decrease below the
                                            starting price of    starting price of
                                            $466.39 in the UBS   $466.39 in the UBS
                                            Sugar Index Total    Sugar Index Total
                                            Return(sm)           Return(sm)
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $(132,532)
-------------------------------------------------------------------------------------------------------------------------------
Total                                                                                                               $(322,195)
-------------------------------------------------------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

ADR             American Depositary Receipt

ETF             Exchange-Traded Fund

ETN             Exchange-Traded Note

PLC             Public Limited Company

REIT            Real Estate Investment Trust

SPDR            Standard & Poor's Depositary Receipt

U.S. Shares     Securities of foreign companies trading on an American Stock
                Exchange.

VVPR Strip      The Voter Verified Paper Record (VVPR) strip is a coupon which, if presented along with the dividend coupon of the ordinary share, allows the benefit of a reduced withholding tax on the dividends paid by the company. This strip is quoted separately from the ordinary share and is freely negotiable.

*               Non-income producing security.

+ All or a portion of liquid common stock positions have been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements and/or securities with extended settlement dates.

--------------------------------------------------------------------------------

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2010. See Significant Accounting Policies for more information.

                                                                                                     Level 3 -
                                                                             Level 2 - Other       Significant
                                                       Level 1 - Quoted        Significant         Unobservable
                                                            Prices        Observable Inputs(a)        Inputs
----------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Long/Short Fund
Common Stock
Automotive - Truck Parts and Equipment - Original   $               --    $               --    $      2,292,836
Cellular Telecommunications                                         --             1,273,397                  --
Commercial Banks                                             1,165,797               173,594                  --
Medical - Drugs                                              7,331,926             3,617,717                  --
Oil - Field Services                                           610,000               661,148                  --
All Other                                                   69,460,176                    --                  --

Corporate Bond                                                      --             1,328,230                  --

Exchange-Traded Funds                                        1,981,217                    --                  --

Total Investments in Securities:                    $       80,549,116    $        7,054,086    $      2,292,836
----------------------------------------------------------------------------------------------------------------
Investments in Securities Sold Short:
Janus Long/Short Fund
Common Stock
Diversified Minerals                                $       (2,064,628)   $         (247,694)   $             --
Wireless Equipment                                                  --            (1,323,540)                 --
All Other                                                  (12,864,022)                   --                  --

Exchange-Traded Funds
Growth - Large Cap                                          (7,258,135)           (5,106,290)                 --
All Other                                                  (47,607,257)                   --                  --

Total Investments in Securities Sold Short:         $      (69,794,042)   $       (6,677,524)   $             --

----------------------------------------------------------------------------------------------------------------
Investments in Purchased Options:

Janus Long/Short Fund                               $          520,758    $          879,561    $             --
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
Other Financial Instruments(a):

Janus Long/Short Fund                                               --    $       (1,913,204)                 --
----------------------------------------------------------------------------------------------------------------

(a) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Level 3 Valuation Reconciliation of Assets (for the period ended December 31,
2010)

                         Balance as of   Realized      Change in      Net Purchase/     Transfers    Balance as of
                         September 30,   Gain/Loss     Unrealized     (Sales)           In and/or    December 31,
                         2010                          Appreciation/                    Out of       2010
                                                       Depreciation                     Level 3
---------------------------------------------------------------------------------------------------------------------
Investments in
Securities:
Janus Long/Short Fund
Common Stock
Automotive - Truck          $         -          $  -      $ 368,019       $ 1,924,817          $ -      $ 2,292,836
Parts and Equipment -
Original
---------------------------------------------------------------------------------------------------------------------

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of December 31, 2010 is noted below.

Fund                                                            Aggregate Value
--------------------------------------------------------------------------------
Janus Long/Short Fund                                            $  82,576,351
--------------------------------------------------------------------------------

Janus Overseas Fund

Schedule of Investments (unaudited)

Shares                                                                                                        Value
--------------------------------------------------------------------------------------------------------------------
Common Stock -- 97.1%
Agricultural Chemicals -- 1.4%
            1,304,183 Potash Corporation of Saskatchewan, Inc.                                     $    202,646,946
               32,025 Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                              4,958,431
                                                                                                        207,605,377
Agricultural Operations -- 1.0%
          188,481,502 Chaoda Modern Agriculture Holdings, Ltd.+                                         141,374,464
Airlines -- 10.3%
           70,098,125 British Airways PLC*,+                                                            297,776,066
           36,573,061 Delta Air Lines, Inc.*                                                            460,820,568
           16,858,794 Deutsche Lufthansa A.G.*                                                          368,395,452
           14,461,963 UAL Corp.*                                                                        344,483,959
                                                                                                      1,471,476,045
Automotive - Cars and Light Trucks -- 4.5%
           38,807,056 Ford Motor Co*,**                                                                 651,570,470
Building - Residential and Commercial -- 1.2%
           18,641,000 MRV Engenharia e Participacoes S.A.                                               175,335,026
Casino Hotels -- 0.6%
           10,748,663 Crown, Ltd.                                                                        90,680,509
Commercial Banks -- 7.4%
           33,159,396 Anglo Irish Bank Corp., Ltd.*,***,#                                                         0
           35,789,613 Banco Bilbao Vizcaya Argentaria S.A.                                              361,506,412
            7,617,000 Banco de Oro Unibank, Inc.                                                         10,173,390
           16,162,100 Commercial Bank of Ceylon PLC+                                                     37,869,904
            9,473,600 Hatton National Bank PLC                                                           34,155,181
          141,921,300 Mizuho Financial Group, Inc.**                                                    267,512,121
            7,836,326 Punjab National Bank, Ltd.                                                        214,180,058
            2,267,078 State Bank of India, Ltd.                                                         142,581,003
                                                                                                      1,067,978,069
Computers -- 1.8%
            4,469,908 Research In Motion, Ltd. (U.S. Shares)*                                           259,835,752
Distribution/Wholesale -- 7.0%
           13,907,750 Adani Enterprises, Ltd.                                                           202,161,636
          137,640,090 Li & Fung, Ltd.                                                                   798,647,564
                                                                                                      1,000,809,200
Diversified Banking Institutions -- 10.1%
           49,910,407 Bank of America Corp.                                                             665,804,829
            2,784,520 Credit Suisse Group A.G.                                                          112,220,893
            6,010,803 Deutsche Bank A.G.                                                                314,012,155
            2,109,970 Julius Baer Group, Ltd.                                                            98,873,099
          127,766,657 UniCredit S.P.A.                                                                  264,256,510
                                                                                                      1,455,167,486
Diversified Operations -- 1.0%
            3,768,000 Aitken Spence & Co. PLC                                                             5,771,576
            5,125,015 MAX India, Ltd.*                                                                   16,919,083
           75,292,535 Melco International Development, Ltd.*,+                                           43,009,914
            1,219,723 Orascom Development Holding A.G.*                                                  73,011,128
                                                                                                        138,711,701
Diversified Operations - Commercial Services -- 1.2%
           64,902,100 John Keells Holdings PLC+                                                         174,601,394
Electric Products - Miscellaneous -- 1.3%
            1,736,198 LG Electronics, Inc.*                                                             180,551,127
Electronic Components - Semiconductors -- 2.8%
           61,885,025 ARM Holdings PLC+                                                                 408,367,074
Enterprise Software/Services -- 0.1%
              820,369 Autonomy Corp. PLC*                                                                19,246,981
Finance - Investment Bankers/Brokers -- 2.5%
           56,859,100 Nomura Holdings, Inc.**                                                           360,754,423
Finance - Mortgage Loan Banker -- 0.5%
            4,423,870 Housing Development Finance Corp.                                                  72,067,227
Food - Catering -- 0%
           24,630,000 FU JI Food & Catering Services Holdings, Ltd.*,***,#                                        0
Hotels and Motels -- 1.9%
          102,807,165 Shangri-La Asia, Ltd.                                                             279,086,944
Life and Health Insurance -- 0.9%
           12,492,895 Prudential PLC                                                                    130,093,750
Medical - Biomedical and Genetic -- 1.0%
            2,349,190 Celgene Corp.*                                                                    138,931,097
Medical - Drugs -- 1.5%
            7,676,515 Valeant Pharmaceuticals International, Inc.                                       217,168,609
Metal - Diversified -- 1.2%
            7,476,330 Ivanhoe Mines, Ltd.*                                                              172,993,551
Multi-Line Insurance -- 0.6%
            8,421,356 ING Groep N.V.*                                                                    81,912,582
Oil and Gas Drilling -- 0.4%
            7,191,180 Karoon Gas Australia, Ltd.*                                                        54,049,671
Oil Companies - Exploration and Production -- 2.6%
           16,593,491 Cairn Energy PLC*                                                                 108,643,547
            2,589,963 Niko Resources, Ltd.+                                                             268,845,455
                                                                                                        377,489,002
Oil Companies - Integrated -- 1.1%
            3,992,780 Petroleo Brasileiro S.A. (ADR)                                                    151,086,795
Oil Refining and Marketing -- 9.5%
            5,798,026 Neste Oil OYJ                                                                      92,573,199
           12,302,358 Petroplus Holdings A.G.*,+                                                        162,153,686
           27,279,659 Reliance Industries, Ltd.                                                         645,962,312
           19,745,545 Valero Energy Corp.                                                               456,517,001
                                                                                                      1,357,206,198
Property and Casualty Insurance -- 1.3%
           12,182,579 Reliance Capital, Ltd.                                                            182,098,357
Real Estate Operating/Development -- 7.4%
          156,018,120 Ayala Land, Inc.                                                                   58,631,467
          188,951,000 China Overseas Land & Investment, Ltd.                                            349,576,124
           14,067,905 Cyrela Brazil Realty S.A.                                                         185,215,548
            3,506,511 Cyrela Commercial Properties S.A. Empreendimentos e Participacoes                  30,636,545
           60,235,000 Hang Lung Properties, Ltd.                                                        281,700,107
           26,506,160 PDG Realty S.A. Empreendimentos e Participacoes                                   162,269,574
                                                                                                      1,068,029,365
Retail - Consumer Electronics -- 0.7%
            1,521,760 Yamada Denki Co., Ltd.**                                                          103,862,885
Retail - Miscellaneous/Diversified -- 0.8%
            9,327,414 SM Investments Corp.                                                              115,634,379
Semiconductor Equipment -- 3.1%
           11,405,937 ASML Holding N.V.                                                                 440,418,972
Steel - Producers -- 0.8%
            1,943,424 ArcelorMittal                                                                      73,691,460
            3,962,700 Tokyo Steel Manufacturing Co., Ltd.**                                              43,254,308
                                                                                                        116,945,768
Sugar -- 2.3%
           12,253,642 Bajaj Hindusthan, Ltd.+                                                            32,573,146
            1,149,300 Bajaj Hindusthan, Ltd. (GDR)(144A)                                                  3,054,725
            5,735,700 Cosan S.A. Industria e Comercio                                                    95,422,196
           14,108,974 Cosan, Ltd. - Class A+                                                            192,164,226
                                                                                                        323,214,293
Telecommunication Equipment -- 0%
                  119 Nortel Networks Corp. (U.S. Shares)*                                                        2
Telecommunication Services -- 0.3%
           11,583,898 Reliance Communications, Ltd.                                                      37,658,680
Toys -- 2.2%
            1,056,700 Nintendo Co., Ltd.**                                                              310,227,436
Web Portals/Internet Service Providers -- 2.2%
           18,878,835 Yahoo!, Inc.*                                                                     313,955,026
Wire and Cable Products -- 0.6%
            5,185,832 Prysmian S.P.A                                                                     88,341,717
--------------------------------------------------------------------------------------------------------------------
Total Common Stock  (cost $10,638,448,424)                                                           13,936,537,404
--------------------------------------------------------------------------------------------------------------------
Right -- 0.1%
Metal - Diversified -- 0.1%
            7,476,330 Ivanhoe Mines, Ltd.* (cost  $0)                                                    10,078,755
--------------------------------------------------------------------------------------------------------------------
Money Market -- 2.8%
          402,593,357 Janus Cash Liquidity Fund LLC, 0% (cost  $402,593,357)                            402,593,357
--------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $11,041,041,782) - 100%                                              $ 14,349,209,516
--------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                          December 31, 2010 (unaudited)

                                                                 % of Investment
Country                                                  Value        Securities
--------------------------------------------------------------------------------
Australia                                        $ 144,730,180              1.0%
Bermuda                                          1,269,898,734              8.8%
Brazil                                             799,965,684              5.6%
Canada                                           1,136,527,501              7.9%
Cayman Islands                                     141,374,464              1.0%
Finland                                             92,573,199              0.6%
Germany                                            682,407,607              4.8%
Hong Kong                                          674,286,145              4.7%
India                                            1,549,256,227             10.8%
Ireland                                                      0              0.0%
Italy                                              352,598,227              2.5%
Japan                                            1,085,611,173              7.6%
Luxembourg                                          73,691,460              0.5%
Netherlands                                        522,331,554              3.6%
Philippines                                        184,439,236              1.3%
South Korea                                        180,551,127              1.3%
Spain                                              361,506,412              2.5%
Sri Lanka                                          252,398,055              1.8%
Switzerland                                        446,258,806              3.1%
United Kingdom                                     964,127,418              6.7%
United States ++                                 3,434,676,307             23.9%
--------------------------------------------------------------------------------
Total                                       $   14,349,209,516            100.0%

++ Includes Cash Equivalents (21.1% excluding Cash Equivalents)

Forward Currency Contracts, Open
As of December 31, 2010 (unaudited)

Counterparty/Currency Sold and         Currency Units Sold     Currency Value in      Unrealized Gain/Loss
Settlement Date                                                      U.S.$
-------------------------------------------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC:
Japanese Yen 1/13/11                         34,950,000,000           $ 430,627,600            $ (7,647,566)
-------------------------------------------------------------------------------------------------------------
HSBC Securities (USA), Inc.:
Japanese Yen 1/27/11                         36,880,000,000             454,499,572             (16,449,000)
-------------------------------------------------------------------------------------------------------------
JP Morgan Chase & Co.:
Japanese Yen 1/6/11                          41,200,000,000             507,584,029              (7,188,817)
-------------------------------------------------------------------------------------------------------------
RBC Capital Markets Corp.:
Japanese Yen 2/3/11                          23,100,000,000             284,703,489              (9,324,358)
-------------------------------------------------------------------------------------------------------------
Total                                                                $1,677,414,690            $(40,609,742)

Total Return Swaps outstanding at December 31, 2010

  Counterparty     Notional Amount       Return      Return Received by the    Termination    Unrealized
                                         Paid by              Fund                Date       Appreciation
                                        the Fund
----------------------------------------------------------------------------------------------------------
 Goldman Sachs   17,714,475,954 JPY     GSBLBank     1-month LIBOR plus 35      11/16/11     $ 26,829,443
                                                          basis points
----------------------------------------------------------------------------------------------------------
Morgan Stanley   6,979,701,563 JPY      GSBLBank     1-month LIBOR plus 35      11/29/11      22,944,858
                                                          basis points
----------------------------------------------------------------------------------------------------------
   UBS A.G.      $108,985,319           Sberbank     1-month LIBOR plus 85       6/13/11      48,117,251
                                                          basis points
----------------------------------------------------------------------------------------------------------
     Total                                                                                   $ 97,891,552
----------------------------------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

ADR             American Depositary Receipt

GDR             Global Depositary Receipt

PLC             Public Limited Company

U.S. Shares     Securities of foreign companies trading on an American Stock
                Exchange.

*               Non-income producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2010 is indicated in the table below:

                                                                                     Value as a %
Fund                                                     Value                      of Investments
-----------------------------------------------------------------------------------------------------------
Janus Overseas Fund                                   $ 3,054,725                        0.0%
-----------------------------------------------------------------------------------------------------------

*** Schedule of Restricted and Illiquid Securities (as of December 31, 2010)
-----------------------------------------------------------------------------------------------------------
                                                                                             Value as a %
                                                  Acquisition       Acquisition              of Investment
                                                      Date             Cost         Value     Securities
-----------------------------------------------------------------------------------------------------------
Anglo Irish Bank Corp., Ltd.*                   6/17/02-9/16/08    $ 170,741,423     $ --             0.0%
FU JI Food & Catering Services Holdings, Ltd.*  1/15/08-1/31/08       44,396,141       --             0.0%
-----------------------------------------------------------------------------------------------------------
                                                                   $ 215,137,564     $ --             0.0%
-----------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of December 31, 2010. The issuer incurs all registration costs.

# Schedule of Fair Valued Securities (as of December 31, 2010)
-----------------------------------------------------------------------------------------------------
                                                                                   Value as a %
                                                                                  of Investment
                                                        Value                       Securities
-----------------------------------------------------------------------------------------------------
Anglo Irish Bank Corp., Ltd.*                              $ -                                0.0%
FU JI Food & Catering Services Holdings, Ltd.*               -                                0.0%
                                                           $ -                                0.0%

Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international activities fair valued pursuant to a systematic fair valuation model.

+ The Investment Company Act of 1940, as amended, defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period ended December 31, 2010.

                                    Purchases                   Sales              Realized      Dividend        Value
                               Shares       Cost        Shares        Cost       Gain/(Loss)      Income      at 12/31/10
---------------------------------------------------------------------------------------------------------------------------
ARM Holdings PLC                      -          $ -  18,389,590   $ 45,818,179   $70,080,234           $ -   $ 408,367,074
Bajaj Hindusthan, Ltd.                -            -           -              -             -             -      32,573,146
British Airways PLC                   -            -           -              -             -             -     297,776,066
Chaoda Modern Agriculture
Holdings, Ltd.                                                                                    1,457,707     141,374,464
Commercial Bank of Ceylon             -            -           -              -             -
PLC                                                                                                 391,845      37,869,904
Cosan, Ltd. - Class A                 -            -           -              -             -             -     192,164,226
John Keells Holdings PLC              -            -           -              -             -       581,300     174,601,394
Melco International                   -            -           -              -             -
Development, Ltd.                                                                                   145,242      43,009,914
Niko Resources, Ltd.                  -            -           -              -             -       132,141     268,845,455
Petroplus Holdings A.G.               -            -           -              -             -             -     162,153,686
---------------------------------------------------------------------------------------------------------------------------
                                                 $ -                $45,818,179  $70,080,234    $ 2,708,235  $1,758,735,329

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2010. See Significant Accounting Policies for more information.

---------------------------------------------------------------------------------------------------------------
Valuation Input Summary
(as of December 31, 2010)
---------------------------------------------------------------------------------------------------------------
                                                                       Level 2 - Other          Level 3 -
                                                 Level 1 - Quoted       Significant           Significant
                                                      Prices         Observable Inputs    Unobservable Inputs
===============================================================================================================
Investments in Securities:
Janus Overseas Fund
Common Stock
Food - Catering                                                $ -                   $ -                   $ -
Oil Companies - Integrated                                       -           151,086,795                     -
Sugar                                                  320,159,568             3,054,725                     -

All Other                                           13,462,236,315                     -                     -

Right                                                   10,078,755                     -                     -

Money Market                                                     -           402,593,358                     -

Total Investments in Securities                   $ 13,792,474,638         $ 556,734,878                   $ -
---------------------------------------------------------------------------------------------------------------
Other Financial Instruments(a):
Janus Overseas Fund                                            $ -          $ 57,281,810                   $ -

(a) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Level 3 Valuation Reconciliation of Assets (as of
the fiscal period ended December 31, 2010)
                                                                                                 Transfers
                            Balance as                             Change in                     In          Balance as
                            of           Accrued                   Unrealized       Net          and/or      of
                            September    Discounts/   Realized     Appreciation/    Purchases/   Out of      December
                            30, 2010     Premiums     Gain/(Loss)  (Depreciation)   (Sales)      Level 3     31, 2010
-------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Overseas Fund
Commercial Banks                $ -          $ -          $ -              $ -          $ -         $ -          $ -
Food - Catering                   -            -            -                -            -           -            -

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as December 31, 2010 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Overseas Fund                                              $ 1,263,821,174

Janus Research Core Fund

Schedule of Investments (unaudited)

Shares                                                                                                        Value
--------------------------------------------------------------------------------------------------------------------
Common Stock -- 100.0%
Aerospace and Defense -- 0.5%
              495,213 BAE Systems PLC**                                                                $  2,547,551
Aerospace and Defense - Equipment -- 2.1%
              151,373 United Technologies Corp.                                                          11,916,083
Airlines -- 1.2%
              213,615 Ryanair Holdings PLC (ADR)*,**                                                      6,570,797
Apparel Manufacturers -- 1.2%
              125,632 Coach, Inc.                                                                         6,948,706
Applications Software -- 1.0%
              201,422 Microsoft Corp.                                                                     5,623,702
Athletic Footwear -- 2.3%
              152,048 NIKE, Inc. - Class B                                                               12,987,940
Automotive - Cars and Light Trucks -- 0.9%
              301,581 Ford Motor Co.*                                                                     5,063,545
Brewery -- 1.5%
              148,885 Anheuser-Busch InBev N.V.**                                                         8,513,966
              200,168 Anheuser-Busch InBev N.V. - VVPR Strip*,**                                              1,070
                                                                                                          8,515,036
Building - Residential and Commercial -- 2.0%
               16,240 NVR, Inc.*                                                                         11,222,165
Cellular Telecommunications -- 0.5%
               50,807 America Movil S.A.B. de C.V. - Series L (ADR)                                       2,913,273
Commercial Services - Finance -- 0.7%
              107,298 Verisk Analytics, Inc.*                                                             3,656,716
Computer Services -- 2.7%
              101,835 International Business Machines Corp.                                              14,945,305
Computers -- 2.9%
               49,907 Apple, Inc.*                                                                       16,098,002
Containers - Metal and Glass -- 1.6%
              276,169 Crown Holdings, Inc.*                                                               9,218,521
Cosmetics and Toiletries -- 3.1%
              165,389 Colgate-Palmolive Co.                                                              13,292,314
               60,821 Procter & Gamble Co.                                                                3,912,615
                                                                                                         17,204,929
Decision Support Software -- 0.5%
               77,690 MSCI, Inc.*                                                                         3,026,802
Distribution/Wholesale -- 0.9%
               83,787 Fastenal Co.                                                                        5,019,679
Diversified Banking Institutions -- 10.3%
            1,317,601 Bank of America Corp.                                                              17,576,797
               48,564 Goldman Sachs Group, Inc.                                                           8,166,522
              516,748 JPMorgan Chase & Co.                                                               21,920,450
              381,016 Morgan Stanley                                                                     10,367,446
                                                                                                         58,031,215
Diversified Operations -- 3.5%
               89,164 Danaher Corp.                                                                       4,205,866
              285,912 Illinois Tool Works, Inc.                                                          15,267,701
                                                                                                         19,473,567
E-Commerce/Services -- 1.1%
              226,533 eBay, Inc.*                                                                         6,304,413
Electric - Generation -- 1.1%
              487,067 AES Corp.*                                                                          5,932,476
Electronic Components - Miscellaneous -- 1.7%
              274,625 Tyco Electronics, Ltd. (U.S. Shares)**                                              9,721,725
Electronic Components - Semiconductors -- 0.6%
              359,220 ON Semiconductor Corp.*                                                             3,549,094
Electronic Connectors -- 0.6%
               65,099 Amphenol Corp. - Class A                                                            3,435,925
Enterprise Software/Services -- 1.9%
              342,859 Oracle Corp.                                                                       10,731,487
Finance - Credit Card -- 0.5%
              156,878 Discover Financial Services                                                         2,906,949
Finance - Other Services -- 0.7%
               11,637 CME Group, Inc.                                                                     3,744,205
Food - Miscellaneous/Diversified -- 0.5%
               53,770 H.J. Heinz Co.                                                                      2,659,464
Gold Mining -- 0.6%
               52,639 Newmont Mining Corp.                                                                3,233,614
Independent Power Producer -- 1.8%
              518,909 NRG Energy, Inc.*                                                                  10,139,482
Investment Management and Advisory Services -- 0.7%
               59,126 T. Rowe Price Group, Inc.                                                           3,815,992
Life and Health Insurance -- 2.4%
              175,734 AFLAC, Inc.                                                                         9,916,670
              339,676 Prudential PLC**                                                                    3,537,188
                                                                                                         13,453,858
Medical - Biomedical and Genetic -- 3.4%
               61,191 Celgene Corp.*                                                                      3,618,836
               91,527 Genzyme Corp.*                                                                      6,516,722
              249,797 Gilead Sciences, Inc.*                                                              9,052,643
                                                                                                         19,188,201
Medical - Drugs -- 5.4%
              311,560 Abbott Laboratories                                                                14,926,840
              332,905 Bristol-Myers Squibb Co.                                                            8,815,324
              127,855 Forest Laboratories, Inc.*                                                          4,088,803
               18,517 Roche Holding A.G.**                                                                2,714,057
                                                                                                         30,545,024
Medical Products -- 2.3%
              279,139 Covidien PLC (U.S. Shares)**                                                       12,745,487
Multimedia -- 2.4%
              291,542 News Corp. - Class A                                                                4,244,851
              563,526 News Corp. - Class B                                                                9,253,097
                                                                                                         13,497,948
Networking Products -- 2.2%
              598,438 Cisco Systems, Inc.*                                                               12,106,401
Oil - Field Services -- 2.3%
              310,000 Halliburton Co.                                                                    12,657,300
Oil Companies - Exploration and Production -- 5.9%
              126,727 Devon Energy Corp.                                                                  9,949,337
               51,645 EOG Resources, Inc.                                                                 4,720,869
              159,407 Occidental Petroleum Corp.                                                         15,637,827
              164,752 PetroHawk Energy Corp.*                                                             3,006,724
                                                                                                         33,314,757
Oil Companies - Integrated -- 1.3%
              199,897 Petroleo Brasileiro S.A. (ADR)                                                      7,564,102
Oil Refining and Marketing -- 1.8%
              442,025 Valero Energy Corp.                                                                10,219,618
Pharmacy Services -- 0.5%
               54,223 Express Scripts, Inc. - Class A*                                                    2,930,753
Pipelines -- 1.5%
              125,314 Kinder Morgan Management LLC*                                                       8,381,000
Real Estate Operating/Development -- 0.6%
              775,000 Hang Lung Properties, Ltd.                                                          3,624,431
Retail - Apparel and Shoe -- 0.5%
               92,513 Limited Brands, Inc.                                                                2,842,925
Retail - Discount -- 0.5%
               44,965 Target Corp.                                                                        2,703,745
Retail - Major Department Stores -- 0.6%
               82,994 Nordstrom, Inc.                                                                     3,517,286
Retail - Regional Department Stores -- 0.5%
               51,751 Kohl's Corp.*                                                                       2,812,149
Retail - Restaurants -- 1.0%
               71,433 McDonald's Corp.                                                                    5,483,197
Semiconductor Components/Integrated Circuits -- 0.7%
              324,107 Taiwan Semiconductor Manufacturing Co.,  Ltd.                                       4,064,302
Semiconductor Equipment -- 0.9%
              135,306 ASML Holdings N.V. (U.S. Shares)**                                                  5,187,632
Soap and Cleaning Preparations -- 2.0%
              205,639 Reckitt Benckiser Group PLC**                                                      11,300,079
Telecommunication Equipment - Fiber Optics -- 0.7%
              215,837 Corning, Inc.                                                                       4,169,971
Telecommunication Services -- 0.5%
              111,210 Amdocs, Ltd. (U.S. Shares)*,**                                                      3,054,939
Tobacco -- 1.5%
              147,603 Philip Morris International, Inc.                                                   8,639,204
Transportation - Services -- 2.6%
              202,201 United Parcel Service, Inc. - Class B                                              14,675,749
Web Portals/Internet Service Providers -- 2.2%
               12,226 Google, Inc. - Class A*                                                             7,261,877
              305,892 Yahoo!, Inc.*                                                                       5,086,984
                                                                                                         12,348,861
Wireless Equipment -- 2.6%
              340,141 Crown Castle International Corp.*                                                  14,908,380
--------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $465,492,093) - 100%                                                     $563,095,659
--------------------------------------------------------------------------------------------------------------------

     Summary of Investments by Country - (Long Positions)
                December 31, 2010 (unaudited)
                                               % of Investment
Country                                  Value      Securities
---------------------------------------------------------------
Belgium                       $      8,515,036            1.5%
Brazil                               7,564,102            1.4%
Guernsey                             3,054,939            0.5%
Hong Kong                            3,624,431            0.7%
Ireland                             19,316,284            3.4%
Mexico                               2,913,273            0.5%
Netherlands                          5,187,632            0.9%
Switzerland                         12,435,782            2.2%
Taiwan                               4,064,302            0.7%
United Kingdom                      17,384,818            3.1%
United States                      479,035,060           85.1%
---------------------------------------------------------------
Total                         $    563,095,659          100.0%
---------------------------------------------------------------

Forward Currency Contracts, Open
As of December 31, 2010 (unaudited)

Counterparty/Currency Sold                       Currency Units Sold    Currency Value in U.S.$     Unrealized Gain/Loss
and Settlement Date
-----------------------------------------------------------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC:
British Pound 1/13/11                                        2,800,000               $4,364,571        $    147,489
Euro 1/13/11                                                 3,278,000                4,379,640              65,716
-----------------------------------------------------------------------------------------------------------------------------
                                                                                      8,744,211             213,205
HSBC Securities (USA), Inc.:                                            -----------------------  ---------------------------
Swiss Franc 1/27/11                                          1,296,000                1,387,085             (94,317)
Euro 1/27/11                                                 2,235,000                2,986,035             (55,593)
British Pound 1/27/11                                        2,260,000                3,522,359              (6,681)
-----------------------------------------------------------------------------------------------------------------------------
                                                                                      7,895,479            (156,591)
JP Morgan Chase & Co.:                                                  -----------------------  ---------------------------
British Pound 1/6/11                                           527,000                  821,530              36,026
Euro 1/6/11                                                  2,000,000                2,672,179             175,582
-----------------------------------------------------------------------------------------------------------------------------
                                                                                      3,493,709             211,608
-----------------------------------------------------------------------------------------------------------------------------
Total                                                                               $20,133,399        $    268,222

Notes to Schedule of Investments (unaudited)

ADR             American Depositary Receipt

PLC             Public Limited Company

VVPR Strip      The Voter Verified Paper Record (VVPR) strip is a coupon which, if presented along with the dividend coupon of the ordinary share, allows the benefit of a reduced withholding tax on the dividends paid by the company. This strip is quoted separately from the ordinary share and is freely negotiable.

U.S. Shares     Securities of foreign companies trading on an American Stock
                Exchange.

*               Non-income producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2010. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of December 31, 2010)

                                                      Level 1 - Quoted    Level 2 - Other Significant    Level 3 - Significant
                                                      Prices              Observable Inputs              Unobservable Inputs
---------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Research Core Fund
Common Stock
Airlines                                              $              -            $     6,570,797              $         -
Cellular Telecommunications                                          -                  2,913,273                        -
Oil Companies - Integrated                                           -                  7,564,102                        -

All Other                                                  546,047,487                          -                        -

Total Investments in Securities                           $546,047,487            $    17,048,172              $         -

Other Financial Instruments(a):

Janus Research Core Fund                              $              -            $       268,222              $         -
---------------------------------------------------------------------------------------------------------------------------------

(a) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of December 31, 2010 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Research Core Fund                                            $ 65,894,491

Janus Research Fund

Schedule of Investments (unaudited)

Shares                                                                                                        Value
--------------------------------------------------------------------------------------------------------------------
Common Stock -- 99.5%
Aerospace and Defense - Equipment -- 1.2%
              536,117 United Technologies Corp.                                                      $   42,203,130
Agricultural Chemicals -- 1.0%
              121,270 Syngenta A.G.**                                                                    35,484,482
Airlines -- 1.1%
            3,081,873 Delta Air Lines, Inc.*                                                             38,831,600
Apparel Manufacturers -- 1.5%
              658,712 Coach, Inc.                                                                        36,433,361
              155,220 Polo Ralph Lauren Corp.                                                            17,217,002
                                                                                                         53,650,363
Applications Software -- 1.3%
            1,676,314 Microsoft Corp.                                                                    46,802,687
Athletic Footwear -- 0.8%
              342,411 NIKE, Inc. - Class B                                                               29,248,748
Automotive - Cars and Light Trucks -- 2.6%
            3,824,270 Ford Motor Co.*                                                                    64,209,493
            5,916,000 Isuzu Motors, Ltd.**                                                               26,894,222
                                                                                                         91,103,715
Beverages - Wine and Spirits -- 0.7%
            1,309,762 Diageo PLC**                                                                       24,195,111
Brewery -- 0.5%
              302,330 Anheuser-Busch InBev N.V.**                                                        17,288,695
              243,632 Anheuser-Busch InBev N.V. - VVPR Strip*,**                                              1,302
                                                                                                         17,289,997
Building - Residential and Commercial -- 0.8%
               39,323 NVR, Inc.*                                                                         27,172,979
Casino Hotels -- 0.3%
            1,202,928 Crown, Ltd.                                                                        10,148,436
Casino Services -- 0.7%
            1,474,973 International Game Technology                                                      26,092,272
Cellular Telecommunications -- 0.7%
              411,995 America Movil S.A.B. de C.V. - Series L (ADR)                                      23,623,793
Chemicals - Diversified -- 1.4%
              653,044 K+S A.G.**                                                                         49,175,710
Commercial Services -- 0.3%
              848,898 Live Nation, Inc.*                                                                  9,694,415
Computer Services -- 2.8%
              676,683 International Business Machines Corp.                                              99,309,997
Computers -- 3.5%
              270,238 Apple, Inc.*                                                                       87,167,969
              617,130 Research In Motion, Ltd. (U.S. Shares)*                                            35,873,767
                                                                                                        123,041,736
Consulting Services -- 0.9%
              916,467 Gartner, Inc.*                                                                     30,426,704
Containers - Metal and Glass -- 0.7%
              744,064 Crown Holdings, Inc.*                                                              24,836,856
Cosmetics and Toiletries -- 2.8%
              622,247 Colgate-Palmolive Co.                                                              50,009,991
              736,393 Procter & Gamble Co.                                                               47,372,162
                                                                                                         97,382,153
Decision Support Software -- 0.2%
              201,288 MSCI, Inc.*                                                                         7,842,181
Dialysis Centers -- 0.5%
              255,511 DaVita, Inc.*                                                                      17,755,459
Distribution/Wholesale -- 1.3%
              392,012 Fastenal Co.                                                                       23,485,439
            3,756,000 Li & Fung, Ltd.                                                                    21,793,943
                                                                                                         45,279,382
Diversified Banking Institutions -- 1.9%
            1,155,672 Bank of America Corp.                                                              15,416,665
              105,961 Goldman Sachs Group, Inc.                                                          17,818,402
              379,491 JPMorgan Chase & Co.                                                               16,098,008
              654,529 Morgan Stanley                                                                     17,809,734
                                                                                                         67,142,809
Diversified Operations -- 3.0%
            1,149,863 Danaher Corp.                                                                      54,239,038
              939,761 Illinois Tool Works, Inc.                                                          50,183,237
                                                                                                        104,422,275
E-Commerce/Services -- 0.8%
            1,012,477 eBay, Inc.*                                                                        28,177,235
Electronic Components - Miscellaneous -- 2.5%
            2,539,062 Tyco Electronics, Ltd. (U.S. Shares)                                               89,882,795
Electronic Components - Semiconductors -- 3.7%
            9,001,785 ARM Holdings PLC**                                                                 59,401,004
            2,652,307 ON Semiconductor Corp.*                                                            26,204,793
            1,351,232 Texas Instruments, Inc.                                                            43,915,040
                                                                                                        129,520,837
Electronic Connectors -- 1.3%
              891,822 Amphenol Corp. - Class A                                                           47,070,365
Enterprise Software/Services -- 2.0%
            2,216,757 Oracle Corp.                                                                       69,384,494
Finance - Credit Card -- 0.3%
              590,568 Discover Financial Services                                                        10,943,225
Finance - Investment Bankers/Brokers -- 0.5%
              953,708 Charles Schwab Corp.                                                               16,317,944
Finance - Other Services -- 0.5%
               52,587 CME Group, Inc.                                                                    16,919,867
Food - Miscellaneous/Diversified -- 1.2%
              233,119 Groupe Danone**                                                                    14,645,274
              565,627 H.J. Heinz Co.                                                                     27,975,912
                                                                                                         42,621,186
Gold Mining -- 1.6%
              211,831 Agnico-Eagle Mines, Ltd. (U.S. Shares)                                             16,247,438
              646,302 Newmont Mining Corp.                                                               39,702,332
                                                                                                         55,949,770
Hotels and Motels -- 0.7%
              635,043 Marriott International, Inc. - Class A                                             26,379,686
Independent Power Producer -- 0.8%
            1,422,073 NRG Energy, Inc.*                                                                  27,787,306
Instruments - Scientific -- 0.4%
              287,789 Thermo Fisher Scientific, Inc.*                                                    15,931,999
Investment Management and Advisory Services -- 0.3%
              186,325 T. Rowe Price Group, Inc.                                                          12,025,416
Life and Health Insurance -- 1.1%
              210,407 AFLAC, Inc.                                                                        11,873,267
            5,312,600 AIA Group, Ltd.*                                                                   14,934,553
            1,037,451 Prudential PLC**                                                                   10,803,412
                                                                                                         37,611,232
Machinery - General Industrial -- 0.7%
              348,664 Roper Industries, Inc.                                                             26,648,390
Medical - Biomedical and Genetic -- 3.3%
              245,047 Alexion Pharmaceuticals, Inc.*                                                     19,738,536
              746,146 Celgene Corp.*                                                                     44,127,075
              306,010 Genzyme Corp.*                                                                     21,787,912
              429,172 Gilead Sciences, Inc.*                                                             15,553,193
              462,148 Vertex Pharmaceuticals, Inc.*                                                      16,189,044
                                                                                                        117,395,760
Medical - Drugs -- 3.7%
              461,384 Abbott Laboratories                                                                22,104,907
              692,222 Bristol-Myers Squibb Co.                                                           18,330,039
              439,708 Endo Pharmaceuticals Holdings, Inc.*                                               15,701,973
              435,723 Forest Laboratories, Inc.*                                                         13,934,422
              885,357 GlaxoSmithKline PLC**                                                              17,114,215
              529,000 Mitsubishi Tanabe Pharma Corp.**                                                    8,935,062
              273,575 Novartis A.G.                                                                      16,127,246
              124,555 Roche Holding A.G.**                                                               18,256,162
                                                                                                        130,504,026
Medical Instruments -- 0.6%
              469,484 St. Jude Medical, Inc.*                                                            20,070,441
Medical Products -- 0.7%
              558,082 Covidien PLC (U.S. Shares)                                                         25,482,024
Metal - Diversified -- 0.8%
            1,279,397 Ivanhoe Mines, Ltd.*                                                               29,603,754
Multimedia -- 1.2%
            1,566,143 News Corp. - Class A                                                               22,803,042
            1,565,455 WPP PLC**                                                                          19,266,801
                                                                                                         42,069,843
Networking Products -- 2.3%
            4,020,575 Cisco Systems, Inc.*                                                               81,336,232
Oil - Field Services -- 2.3%
            1,956,234 Halliburton Co.                                                                    79,873,034
Oil Companies - Exploration and Production -- 4.2%
              535,273 Devon Energy Corp.                                                                 42,024,283
              404,525 EOG Resources, Inc.                                                                36,977,630
              556,817 Occidental Petroleum Corp.                                                         54,623,748
              793,828 PetroHawk Energy Corp.*                                                            14,487,361
                                                                                                        148,113,022
Oil Companies - Integrated -- 1.3%
            1,366,214 BG Group PLC**                                                                     27,602,004
              460,811 Petroleo Brasileiro S.A. (ADR)                                                     17,437,088
                                                                                                         45,039,092
Oil Refining and Marketing -- 2.4%
              913,160 Reliance Industries, Ltd.                                                          21,622,959
            2,679,580 Valero Energy Corp.                                                                61,951,890
                                                                                                         83,574,849
Pharmacy Services -- 0.8%
              506,977 Express Scripts, Inc. - Class A*                                                   27,402,107
Real Estate Management/Services -- 0.4%
              171,193 Jones Lang LaSalle, Inc.                                                           14,366,517
Real Estate Operating/Development -- 0.7%
              378,029 Brookefield Asset Management, Inc. - Class A (U.S. Shares)                         12,584,585
            2,354,000 Hang Lung Properties, Ltd.                                                         11,008,916
                                                                                                         23,593,501
Retail - Apparel and Shoe -- 1.4%
            1,125,623 Limited Brands, Inc.                                                               34,590,395
              449,232 Urban Outfitters, Inc.*                                                            16,086,998
                                                                                                         50,677,393
Retail - Bedding -- 0.8%
              599,616 Bed Bath & Beyond, Inc.*                                                           29,471,126
Retail - Discount -- 0.9%
              528,705 Target Corp.                                                                       31,791,032
Retail - Major Department Stores -- 0.8%
              643,309 Nordstrom, Inc.                                                                    27,263,435
Retail - Office Supplies -- 0.8%
            1,254,163 Staples, Inc.                                                                      28,557,292
Retail - Regional Department Stores -- 0.6%
              420,674 Kohl's Corp.*                                                                      22,859,425
Semiconductor Components/Integrated Circuits -- 3.6%
            7,220,540 Atmel Corp.*                                                                       88,957,053
           15,035,000 Taiwan Semiconductor Manufacturing Co., Ltd.                                       36,669,472
                                                                                                        125,626,525
Semiconductor Equipment -- 1.4%
            1,252,116 ASML Holdings N.V. (U.S. Shares)                                                   48,006,127
Soap and Cleaning Preparations -- 0.6%
              410,251 Reckitt Benckiser Group PLC**                                                      22,543,724
Telecommunication Equipment -- 0.4%
            2,242,383 Tellabs, Inc.                                                                      15,203,357
Telecommunication Equipment - Fiber Optics -- 0.8%
            1,447,425 Corning, Inc.                                                                      27,964,251
Telecommunication Services -- 1.0%
            1,241,702 Amdocs, Ltd. (U.S. Shares)*                                                        34,109,554
Television -- 0.9%
            1,671,070 CBS Corp. - Class B                                                                31,833,884
Tobacco -- 2.0%
                5,679 Japan Tobacco, Inc.**                                                              21,024,264
              839,498 Philip Morris International, Inc.                                                  49,135,818
                                                                                                         70,160,082
Toys -- 0.8%
            1,057,012 Mattel, Inc.                                                                       26,879,815
Transportation - Railroad -- 1.0%
              365,390 Union Pacific Corp.                                                                33,857,037
Transportation - Services -- 3.1%
              719,058 C.H. Robinson Worldwide, Inc.                                                      57,661,261
              710,385 United Parcel Service, Inc. - Class B                                              51,559,743
                                                                                                        109,221,004
Web Portals/Internet Service Providers -- 2.0%
               89,563 Google, Inc. - Class A*                                                            53,197,735
            1,074,601 Yahoo!, Inc.*                                                                      17,870,615
                                                                                                         71,068,350
Wireless Equipment -- 1.0%
              811,117 Crown Castle International Corp.*                                                  35,551,258
--------------------------------------------------------------------------------------------------------------------
Total Common Stock  (cost $2,747,312,964)                                                             3,506,397,610
--------------------------------------------------------------------------------------------------------------------
Right -- 0.1%
Metal - Diversified -- 0%
            1,279,397 Ivanhoe Mines, Ltd.* (cost  $0)                                                     1,724,740
--------------------------------------------------------------------------------------------------------------------
Money Market -- 0.4%
           15,227,000 Janus Cash Liquidity Fund LLC, 0% (cost  $15,227,000)                              15,227,000
--------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $2,762,539,964) - 100.0%                                               $3,523,349,350
--------------------------------------------------------------------------------------------------------------------

     Summary of Investments by Country - (Long Positions)
                December 31, 2010 (unaudited)
---------------------------------------------------------------
Country                                  Value % of Investment
                                                    Securities
Australia                     $     10,148,436            0.3%
Belgium                             17,289,997            0.5%
Bermuda                             21,793,943            0.6%
Brazil                              17,437,088            0.5%
Canada                              96,034,284            2.7%
France                              14,645,274            0.4%
Germany                             49,175,710            1.4%
Guernsey                            34,109,554            1.0%
Hong Kong                           25,943,469            0.7%
India                               21,622,959            0.6%
Ireland                             25,482,024            0.7%
Japan                               56,853,548            1.6%
Jersey                              19,266,801            0.6%
Mexico                              23,623,793            0.7%
Netherlands                         48,006,127            1.4%
Switzerland                        159,750,685            4.5%
Taiwan                              36,669,472            1.0%
United Kingdom                     161,659,470            4.6%
United States++                  2,683,836,716           76.2%
---------------------------------------------------------------
Total                         $  3,523,349,350          100.0%
---------------------------------------------------------------

++  Includes Cash Equivalents (75.7% excluding Cash Equivalents).

Forward Currency Contracts, Open as of
December 31, 2010

Counterparty/Currency                                                                                     Unrealized
Sold and Settlement                                             Currency            Currency             Appreciation/
Date                                                            Units Sold          Value U.S. $        (Depreciation)
-----------------------------------------------------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC:
Swiss Franc 1/13/11                                                  6,100,000          $6,527,159          $ (273,315)
Euro 1/13/11                                                         7,900,000          10,554,959             211,121
British Pound 1/13/11                                               17,500,000          27,278,570             921,805
Japanese Yen 1/13/11                                               951,500,000          11,723,667            (153,168)
-----------------------------------------------------------------------------------------------------------------------
                                                                                        56,084,355             706,443
-----------------------------------------------------------------------------------------------------------------------
SBC Securities (USA), Inc.:
Swiss Franc 1/27/11                                                  9,900,000          10,595,786            (720,474)
British Pound 1/27/11                                               18,000,000          28,054,190             (53,210)
Euro 1/27/11                                                        25,100,000          33,534,448            (624,331)
Japanese Yen 1/27/11                                               500,000,000           6,161,871            (224,192)
-----------------------------------------------------------------------------------------------------------------------
                                                                                        78,346,295          (1,622,207)
-----------------------------------------------------------------------------------------------------------------------
JP Morgan Chase & Co.:
Euro 1/6/11                                                         14,400,000          19,239,686           1,264,186
Swiss Franc 1/6/11                                                  16,000,000          17,118,375            (513,630)
British Pound 1/6/11                                                22,800,000          35,542,466           1,558,606
Japanese Yen 1/6/11                                                809,000,000           9,966,881              62,501
-----------------------------------------------------------------------------------------------------------------------
                                                                                        81,867,408           2,371,663
-----------------------------------------------------------------------------------------------------------------------
Total                                                                                 $216,298,058          $1,455,899
-----------------------------------------------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

ADR             American Depositary Receipt

PLC             Public Limited Company

U.S. Shares     Securities of foreign companies trading on an American Stock
                Exchange.

VVPR Strip      The Voter Verified Paper Record (VVPR) strip is a coupon which, if presented along with the dividend coupon of the ordinary share, allows the benefit of a reduced withholding tax on the dividends paid by the company. This strip is quoted separately from the ordinary share and is freely negotiable.

*               Non-income producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlements.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2010. See Significant Accounting Principles for more information.

Valuation Inputs Summary (as of December 31, 2010)

-------------------------------------------------------------------------------------------------------------------------------
                                                     Level 1 - Quoted Prices     Level 2 - Other Significant     Level 3 -
                                                                                 Observable Inputs               Significant
                                                                                                                 Unobservable
                                                                                                                 Inputs
-------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
-------------------------------------------------------------------------------------------------------------------------------
Janus Research Fund
-------------------------------------------------------------------------------------------------------------------------------
Common Stock
-------------------------------------------------------------------------------------------------------------------------------
Cellular Telecommunications                                               $-               $23,623,793                  $-
-------------------------------------------------------------------------------------------------------------------------------
Medical - Drugs                                                  114,376,780                16,127,246                   -
-------------------------------------------------------------------------------------------------------------------------------
Oil Companies - Integrated                                        27,602,004                17,437,088                   -
-------------------------------------------------------------------------------------------------------------------------------
All Other                                                      3,307,230,699                         -                   -
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
Right                                                                      -                 1,724,740                   -
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
Money Market                                                               -               $15,227,000                   -
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
Total Investments in Securities                               $3,449,209,483               $74,139,867                  $-
-------------------------------------------------------------------------------------------------------------------------------

Other Financial Instruments(a):

Janus Research Fund                                                       $-               $ 1,455,899                  $-
-------------------------------------------------------------------------------------------------------------------------------

(a) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of December 31, 2010 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Research Fund                                                 $462,514,238

Janus Triton Fund

Schedule of Investments (unaudited)

Shares                                                                                                        Value
--------------------------------------------------------------------------------------------------------------------
Common Stock -- 91.1%
Advertising Sales -- 0.6%
              195,693 Lamar Advertising Co. - Class A*                                              $     7,796,409
Aerospace and Defense -- 1.5%
              285,815 TransDigm Group, Inc.*                                                             20,581,538
Apparel Manufacturers -- 3.2%
              621,495 Carter's, Inc.*                                                                    18,340,317
              762,980 Maidenform Brands, Inc.*                                                           18,136,035
              114,130 Under Armour, Inc. - Class A*                                                       6,258,889
                                                                                                         42,735,241
Auction House - Art Dealer -- 1.9%
            1,080,310 Ritchie Bros. Auctioneers, Inc. (U.S. Shares)                                      24,901,146
Audio and Video Products -- 1.3%
              345,379 DTS, Inc.*                                                                         16,940,840
Broadcast Services and Programming -- 1.2%
              560,610 DG FastChannel, Inc.*                                                              16,190,417
Commercial Banks -- 1.4%
              926,190 CapitalSource, Inc.                                                                 6,575,949
              220,755 SVB Financial Group*                                                               11,711,053
                                                                                                         18,287,002
Commercial Services -- 3.5%
              341,720 CoStar Group, Inc.*                                                                19,669,403
              571,215 Iron Mountain, Inc.                                                                14,286,087
              686,370 Standard Parking Corp.*                                                            12,965,530
                                                                                                         46,921,020
Commercial Services - Finance -- 2.7%
              875,445 Euronet Worldwide, Inc.*                                                           15,267,761
              462,755 Global Payments, Inc.                                                              21,383,908
                                                                                                         36,651,669
Computer Services -- 1.0%
              166,610 IHS, Inc. - Class A*                                                               13,393,778
Computer Software -- 1.2%
              510,040 Convio, Inc.*                                                                       4,223,131
              580,605 SS&C Technologies Holdings, Inc.*                                                  11,908,209
                                                                                                         16,131,340
Consulting Services -- 1.0%
              406,925 Gartner, Inc.*                                                                     13,509,910
Decision Support Software -- 2.2%
              748,072 MSCI, Inc.*                                                                        29,144,885
Diagnostic Equipment -- 2.0%
              467,675 Gen-Probe, Inc.*                                                                   27,288,836
Diagnostic Kits -- 0.5%
              101,550 Idexx Laboratories, Inc.*                                                           7,029,291
Distribution/Wholesale -- 2.5%
              102,695 Fastenal Co.                                                                        6,152,457
              189,206 MWI Veterinary Supply, Inc.*                                                       11,948,359
              283,005 Wesco International, Inc.*                                                         14,942,664
                                                                                                         33,043,480
Educational Software -- 1.7%
              550,344 Blackboard, Inc.*                                                                  22,729,207
Electronic Components - Semiconductors -- 2.3%
            1,005,306 ARM Holdings PLC                                                                    6,633,816
              508,003 Ceva, Inc.*                                                                        10,414,061
            1,414,202 ON Semiconductor Corp.*                                                            13,972,316
                                                                                                         31,020,193
Electronic Connectors -- 0.8%
              200,120 Amphenol Corp. - Class A                                                           10,562,334
Electronic Measuring Instruments -- 0.9%
              316,674 Trimble Navigation, Ltd.*                                                          12,644,793
Electronics - Military -- 0.9%
              468,147 Ultra Electronics Holdings PLC                                                     12,377,273
Finance - Auto Loans -- 1.0%
              216,000 Credit Acceptance Corp.*                                                           13,558,320
Finance - Consumer Loans -- 0.5%
              479,602 Cash Store Financial Services, Inc.                                                 7,409,851
Finance - Investment Bankers/Brokers -- 1.2%
              190,935 FXCM, Inc.*                                                                         2,529,889
              392,700 LPL Investment Holdings, Inc.*                                                     14,282,499
                                                                                                         16,812,388
Finance - Other Services -- 2.1%
            1,004,793 MarketAxess Holdings, Inc.                                                         20,909,742
              569,555 Netspend Holdings, Inc.*                                                            7,301,695
                                                                                                         28,211,437
Footwear and Related Apparel -- 2.1%
              511,575 Iconix Brand Group, Inc.*                                                           9,878,513
              590,600 Wolverine World Wide, Inc.                                                         18,828,328
                                                                                                         28,706,841
Hazardous Waste Disposal -- 1.6%
              169,495 Clean Harbors, Inc.*                                                               14,251,140
               86,795 Stericycle, Inc.*                                                                   7,023,451
                                                                                                         21,274,591
Heart Monitors -- 0.5%
               80,141 HeartWare International, Inc.*                                                      7,017,947
Human Resources -- 1.0%
              753,545 Resources Connection, Inc.                                                         14,008,402
Investment Management and Advisory Services -- 3.3%
              427,883 Eaton Vance Corp.                                                                  12,934,903
              737,102 Epoch Holding Corp.                                                                11,447,194
              424,938 Financial Engines, Inc.*                                                            8,426,521
              561,250 Gluskin Sheff + Associates, Inc.                                                   11,738,820
                                                                                                         44,547,438
Machinery - General Industrial -- 2.7%
              210,415 Roper Industries, Inc.                                                             16,082,018
              385,620 Wabtec Corp.                                                                       20,395,442
                                                                                                         36,477,460
Medical - Biomedical and Genetic -- 1.7%
               63,365 Alexion Pharmaceuticals, Inc.*                                                      5,104,051
              428,130 Incyte Corp., Ltd.*                                                                 7,089,833
              162,680 Myriad Genetics, Inc.*                                                              3,715,611
              445,415 Seattle Genetics, Inc.*                                                             6,658,954
                                                                                                         22,568,449
Medical - Drugs -- 0.3%
            1,025,287 Achillion Pharmaceuticals, Inc.*                                                    4,254,941
Medical Information Systems -- 0.9%
              308,360 athenahealth, Inc.*                                                                12,636,593
Medical Instruments -- 1.9%
              822,775 Conceptus, Inc.*                                                                   11,354,295
              219,335 Techne Corp.                                                                       14,403,730
                                                                                                         25,758,025
Medical Products -- 4.1%
              265,225 Haemonetics Corp.*                                                                 16,756,916
              929,340 PSS World Medical, Inc.*                                                           21,003,084
              248,030 Varian Medical Systems, Inc.*                                                      17,183,518
                                                                                                         54,943,518
Miscellaneous Manufacturing -- 0.8%
              360,275 FreightCar America, Inc.*                                                          10,426,359
Multimedia -- 0.5%
               70,805 FactSet Research Systems, Inc.                                                      6,638,677
Oil - Field Services -- 3.0%
              144,500 Core Laboratories N.V.                                                             12,867,725
              553,510 PAA Natural Gas Storage L.P.                                                       13,804,540
              514,410 Targa Resources Corp.*                                                             13,791,332
                                                                                                         40,463,597
Oil Companies - Exploration and Production -- 1.0%
              275,960 Ultra Petroleum Corp. (U.S. Shares)*                                               13,182,609
Oil Field Machinery and Equipment -- 2.0%
              619,405 Dresser-Rand Group, Inc.*,**                                                       26,380,459
Patient Monitoring Equipment -- 0.5%
              215,575 Masimo Corp.*                                                                       6,266,765
Pipelines -- 1.7%
               88,808 Buckeye Partners L.P.                                                               5,935,039
              283,566 Copano Energy LLC                                                                   9,570,352
              183,157 DCP Midstream Partners L.P.                                                         6,850,072
                                                                                                         22,355,463
Printing - Commercial -- 2.0%
              597,308 VistaPrint N.V. (U.S. Shares)*                                                     27,476,168
Quarrying -- 1.0%
              151,715 Compass Minerals International, Inc.                                               13,543,598
Real Estate Management/Services -- 0.5%
               82,835 Jones Lang LaSalle, Inc.                                                            6,951,513
Real Estate Operating/Development -- 0.3%
              363,400 Rodobens Negocios Imobiliarios S.A.                                                 3,654,583
Recreational Vehicles -- 1.6%
              274,820 Polaris Industries, Inc.                                                           21,441,456
Retail - Apparel and Shoe -- 1.2%
            1,089,740 American Eagle Outfitters, Inc.                                                    15,942,896
Retail - Automobile -- 2.2%
              500,780 Copart, Inc.*                                                                      18,704,133
              582,628 Rush Enterprises, Inc.*                                                            10,475,651
                                                                                                         29,179,784
Retail - Catalog Shopping -- 1.5%
              307,330 MSC Industrial Direct Co. - Class A                                                19,881,178
Retail - Gardening Products -- 1.0%
              286,925 Tractor Supply Co.                                                                 13,912,993
Retail - Petroleum Products -- 2.0%
              732,256 World Fuel Services Corp.                                                          26,478,377
Semiconductor Components/Integrated Circuits -- 1.6%
            1,707,860 Atmel Corp.*                                                                       21,040,835
Theaters -- 1.4%
              948,955 National CineMedia, Inc.                                                           18,893,694
Transactional Software -- 0.9%
              249,290 Solera Holdings, Inc.                                                              12,793,563
Transportation - Marine -- 0.3%
              925,334 Horizon Lines, Inc. - Class A                                                       4,043,710
Transportation - Truck -- 2.7%
              513,440 Landstar System, Inc.                                                              21,020,234
              481,442 Old Dominion Freight Line, Inc.*                                                   15,401,329
                                                                                                         36,421,563
Wireless Equipment -- 2.2%
              728,595 SBA Communications Corp. - Class A*                                                29,828,679
--------------------------------------------------------------------------------------------------------------------
Total Common Stock  (cost $1,009,194,270)                                                             1,225,265,322
--------------------------------------------------------------------------------------------------------------------
Money Market -- 9.1%
          122,033,381 Janus Cash Liquidity Fund LLC, 0%
                         (cost $122,033,381)                                                            122,033,381
--------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $1,131,227,651) - 100.0%                                                1,347,298,703
--------------------------------------------------------------------------------------------------------------------
Security Sold Short -- (0.2)%
Retail - Restaurants -- (0.2)%
               72,645 BJ's Restaurants, Inc.* (proceeds  $1,164,843)                                     (2,573,812)
--------------------------------------------------------------------------------------------------------------------
Total Investments and Securities Sold Short (total cost $1,130,062,808) - 100%                      $ 1,344,724,891
--------------------------------------------------------------------------------------------------------------------

Summary of Investments by Country - (Long Positions)
                          December 31, 2010 (unaudited)

Country                                                  Value   % of Investment
                                                                      Securities
--------------------------------------------------------------------------------
Brazil                                             $ 3,654,583              0.3%
Canada                                              57,232,426              4.2%
Netherlands                                         40,343,893              3.0%
United Kingdom                                      19,011,089              1.4%
United States++                                  1,227,056,712             91.1%
--------------------------------------------------------------------------------
Total                                           $1,347,298,703            100.0%

++Includes Cash Equivalents (90.2% excluding Cash Equivalents)

Summary of Investments by Country - (Short Positions)
                          December 31, 2010 (unaudited)

Country                                                  Value   % of Securities
                                                                      Sold Short
--------------------------------------------------------------------------------
United States                                    $ (2,573,812)            100.0%
--------------------------------------------------------------------------------
United States                                    $ (2,573,812)            100.0%

Notes to Schedule of Investments (unaudited)

PLC             Public Limited Company

U.S. Shares     Securities of foreign companies trading on an American Stock
                Exchange.

*               Non-income producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements and/or securities with extended settlement dates.

The following is a summary of inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2010. See Significant Accounting Policies for more information.

                                                                                                      Level 3
                                                                                   Level 2          Significant
                                                               Level 1        Other Significant     Unobservable
Valuation Inputs Summary (as of December 31, 2010)         Quoted - Prices    Observable Inputs        Inputs
-------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Triton Fund
Common Stock                                                  $1,225,265,322                $ -                 $ -

Money Market                                                               -        122,033,381                   -

Total Investments in Securities                               $1,225,265,322       $122,033,381                 $ -
-------------------------------------------------------------------------------------------------------------------
                                                                                                      Level 3
                                                                                   Level 2          Significant
                                                               Level 1        Other Significant     Unobservable
                                                           Quoted - Prices    Observable Inputs        Inputs
-------------------------------------------------------------------------------------------------------------------
Investments in Securities Sold Short:
Janus Triton Fund
Common Stock                                                   $ (2,573,812)               $ -                  $ -

Total Investments in Securities Sold Short:                    $ (2,573,812)               $ -                  $ -
-------------------------------------------------------------------------------------------------------------------

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of December 31, 2010 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Triton Fund                                                    $ 3,194,250

Janus Twenty Fund

Schedule of Investments (unaudited)

Shares                                                                                                         Value
--------------------------------------------------------------------------------------------------------------------------
Common Stock -- 97.5%
Agricultural Chemicals -- 1.3%
              410,650 Syngenta A.G.                                                                        $  120,159,169
Automotive - Cars and Light Trucks -- 4.6%
           17,839,440 Ford Motor Co.*                                                                         299,524,198
            3,416,340 General Motors Co.*                                                                     125,926,292
                                                                                                              425,450,490
Brewery -- 3.5%
            5,638,026 Anheuser-Busch InBev N.V.                                                               322,409,663
            2,849,864 Anheuser-Busch InBev N.V. - VVPR Strip*                                                      15,231
                                                                                                              322,424,894
Cellular Telecommunications -- 0.9%
            1,398,870 America Movil S.A.B. de C.V. - Series L (ADR)                                            80,211,206
Chemicals - Diversified -- 1.2%
            6,267,832 Israel Chemicals, Ltd.                                                                  107,552,107
Commercial Banks -- 2.0%
            6,830,371 Standard Chartered PLC                                                                  183,728,334
Computers -- 10.5%
            3,010,735 Apple, Inc.*,**                                                                         971,142,681
Cosmetics and Toiletries -- 1.3%
            1,531,570 Colgate-Palmolive Co.                                                                   123,092,281
Diversified Banking Institutions -- 7.1%
           30,530,175 Bank of America Corp.**                                                                 407,272,534
              463,905 Goldman Sachs Group, Inc.                                                                78,010,265
            3,963,245 JPMorgan Chase & Co.**                                                                  168,120,853
                                                                                                              653,403,652
E-Commerce/Services -- 4.7%
           15,502,410 eBay, Inc.*                                                                             431,432,070
Electronic Components - Miscellaneous -- 2.2%
            5,826,395 Tyco Electronics, Ltd. (U.S. Shares)                                                    206,254,383
Electronic Connectors -- 1.2%
            2,188,770 Amphenol Corp. - Class A                                                                115,523,281
Electronic Forms -- 1.4%
            4,204,980 Adobe Systems, Inc.*                                                                    129,429,284
Enterprise Software/Services -- 5.6%
           16,611,393 Oracle Corp.                                                                            519,936,601
Finance - Investment Bankers/Brokers -- 2.0%
           10,685,779 Charles Schwab Corp.                                                                    182,833,679
Finance - Other Services -- 2.0%
              578,120 CME Group, Inc.                                                                         186,010,110
Industrial Automation and Robotics -- 2.3%
            1,400,100 Fanuc, Ltd.                                                                             215,094,826
Life and Health Insurance -- 3.6%
           40,750,800 AIA Group, Ltd.*                                                                        114,556,902
           21,020,513 Prudential PLC                                                                          218,895,409
                                                                                                              333,452,311
Medical - Biomedical and Genetic -- 7.8%
           10,696,258 Celgene Corp.*                                                                          632,576,698
            2,487,332 Vertex Pharmaceuticals, Inc.*                                                            87,131,240
                                                                                                              719,707,938
Multimedia -- 3.4%
           21,907,460 News Corp. - Class A                                                                    318,972,618
Networking Products -- 4.2%
           19,067,870 Cisco Systems, Inc.*                                                                    385,743,010
Oil Companies - Integrated -- 2.3%
            5,052,393 BG Group PLC                                                                            102,074,910
            2,907,472 Petroleo Brasileiro S.A. (ADR)                                                          110,018,740
                                                                                                              212,093,650
Pharmacy Services -- 2.0%
            3,014,555 Medco Health Solutions, Inc.*                                                           184,701,785
Real Estate Operating/Development -- 0.9%
           17,771,000 Hang Lung Properties, Ltd.                                                               83,109,365
Retail - Apparel and Shoe -- 2.6%
            7,915,160 Limited Brands, Inc.                                                                    243,232,867
Soap and Cleaning Preparations -- 1.1%
            1,842,363 Reckitt Benckiser Group PLC                                                             101,239,783
Transportation - Services -- 4.8%
            1,402,522 C.H. Robinson Worldwide, Inc.                                                           112,468,239
            4,507,525 United Parcel Service, Inc. - Class B                                                   327,156,165
                                                                                                              439,624,404
Web Portals/Internet Service Providers -- 8.4%
              782,686 Google, Inc. - Class A*                                                                 464,892,003
           18,802,790 Yahoo!, Inc.*                                                                           312,690,398
                                                                                                              777,582,401
Wireless Equipment -- 2.6%
            5,439,000 Crown Castle International Corp.*                                                       238,391,370
-------------------------------------------------------------------------------------------------------------------------
Total Common Stock  (cost $6,386,541,227)                                                                   9,011,530,550
-------------------------------------------------------------------------------------------------------------------------
Money Market -- 2.5%
          228,823,733 Janus Cash Liquidity Fund LLC, 0%
                         (cost  $228,823,733)                                                                 228,823,733
-------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $6,615,364,960) - 100.0%                                                     $9,240,354,283
-------------------------------------------------------------------------------------------------------------------------

     Summary of Investments by Country - (Long Positions)
                December 31, 2010 (unaudited)

                                                    % of Investment
Country                       Value                 Securities
-------------------------------------------------------------------
Belgium                       $   322,424,894       3.5%
Brazil                            110,018,740       1.2%
Hong Kong                         197,666,267       2.1%
Israel                            107,552,107       1.2%
Japan                             215,094,826       2.3%
Mexico                             80,211,206       0.9%
Switzerland                       326,413,552       3.5%
United Kingdom                    605,938,436       6.6%
United States++                 7,275,034,255      78.7%
-------------------------------------------------------------------
Total                         $ 9,240,354,283     100.0%
-------------------------------------------------------------------

++  Includes Cash Equivalents (76.3% excluding Cash Equivalents).

Schedule of Written Options - Calls                                                                                 Value
--------------------------------------------------------------------------------------------------------------------------
                  Apple, Inc.                                                                                $(13,118,613)
                  expires January 2011
                  3,659 contracts
                  exercise price $288.00

                  Bank of America Corp.
                  expires January 2011
                  23,398 contracts
                  exercise price $18.00                                                                            (3,737)

                  JPMorgan Chase & Co.
                  expires January 2011
                  4,880 contracts
                  exercise price $46.00                                                                           (81,775)
--------------------------------------------------------------------------------------------------------------------------
Total Written Options - Calls  (premiums received $10,315,504)                                               $(13,204,125)

Schedule of Written Options - Puts
--------------------------------------------------------------------------------------------------------------------------
                  Apple, Inc.                                                                                $       (905)
                  expires January 2011
                  3,659 contracts
                  exercise price $192.00

                  Bank of America Corp.
                  expires January 2011
                  23,398 contracts
                  exercise price $12.00                                                                          (247,925)

                  JPMorgan Chase & Co.
                  expires January 2011
                  4,880 contracts
                  exercise price $31.00                                                                            (5,301)
--------------------------------------------------------------------------------------------------------------------------
Total Written Options - Puts (premiums received $8,014,361)                                                  $   (254,131)

Notes to Schedule of Investments (unaudited)

ADR             American Depositary Receipt

PLC             Public Limited Company

U.S. Shares     Securities of foreign companies trading on an American Stock
                Exchange.

VVPR Strip      The Voter Verified Paper Record (VVPR) strip is a coupon which, if presented along with the dividend coupon of the ordinary share, allows the benefit of a reduced withholding tax on the dividends paid by the company. This strip is quoted separately from the ordinary share and is freely negotiable. VVPR Strip

*               Non-income producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlements.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2010. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of December 31, 2010)

                                                                           Level 2 - Other
                                                                              Significant             Level 3 - Significant
                                             Level 1 - Quoted Prices       Observable Inputs          Unobservable Inputs
---------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Twenty Fund
Common Stock
Cellular Telecommunications                                      $ -             $80,211,206                      $    -
Oil Companies - Integrated                                         -             110,018,740                           -
All Other                                              8,821,300,604                       -                           -

Money Market                                                       -             228,823,733                           -

Total Investments in Securities                       $8,821,300,604            $419,053,679                      $    -
---------------------------------------------------------------------------------------------------------------------------
Other Financial Instruments(a):

Janus Twenty Fund                                                $ -            $(13,458,256)                     $    -
---------------------------------------------------------------------------------------------------------------------------

(a) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of December 31, 2010 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Twenty Fund                                                   $339,286,796

Janus Venture Fund

Schedule of Investments (unaudited)

Shares/Principal/Contract Amount                                                                              Value
--------------------------------------------------------------------------------------------------------------------
Common Stock -- 93.8%
Aerospace and Defense -- 1.0%
              170,305 TransDigm Group, Inc.*                                                         $   12,263,663
Agricultural Chemicals -- 1.4%
              451,855 Intrepid Potash, Inc.*                                                             16,849,673
Apparel Manufacturers -- 3.1%
              560,000 Carter's, Inc.*                                                                    16,525,600
              666,755 Maidenform Brands, Inc.*                                                           15,848,767
               98,511 Under Armour, Inc. - Class A*                                                       5,402,343
                                                                                                         37,776,710
Applications Software -- 0.8%
            1,117,134 inContact, Inc.*                                                                    3,686,542
              192,215 RealPage, Inc.*                                                                     5,945,210
                                                                                                          9,631,752
Auction House - Art Dealer -- 2.2%
            1,166,376 Ritchie Bros. Auctioneers, Inc. (U.S. Shares)                                      26,884,967
Audio and Video Products -- 1.3%
              317,290 DTS, Inc.*                                                                         15,563,075
Beverages - Non-Alcoholic -- 0.9%
              757,770 Primo Water Corp.*                                                                 10,767,912
Broadcast Services and Programming -- 1.9%
              756,069 DG FastChannel, Inc.*                                                              21,835,273
              748,777 Genius Products, Inc.*,#,**,***,+                                                     771,240
                                                                                                         22,606,513
Coffee -- 0.5%
              151,050 Peet's Coffee & Tea, Inc.*                                                          6,304,827
Commercial Services -- 4.0%
              369,480 CoStar Group, Inc.*                                                                21,267,269
              269,660 Fox Chase BanCorp., Inc.*                                                           3,195,471
               90,795 HMS Holdings Corp.*                                                                 5,880,792
              943,371 Standard Parking Corp.*,+                                                          17,820,278
                                                                                                         48,163,810
Commercial Services - Finance -- 2.4%
              687,280 Cardtronics, Inc.*                                                                 12,164,856
              937,909 Euronet Worldwide, Inc.*                                                           16,357,133
                                                                                                         28,521,989
Computer Services -- 1.1%
            1,147,691 LivePerson, Inc.*                                                                  12,968,908
Computer Software -- 2.3%
            1,083,073 Convio, Inc.*,+                                                                     8,967,844
              407,886 Envestnet, Inc.*                                                                    6,958,535
              577,774 SS&C Technologies Holdings, Inc.*                                                  11,850,145
                                                                                                         27,776,524
Computers - Integrated Systems -- 0.6%
              158,300 Micros Systems, Inc.*                                                               6,943,038
Consulting Services -- 1.0%
              358,253 Gartner, Inc.*                                                                     11,894,000
Consumer Products - Miscellaneous -- 1.4%
              372,713 Jarden Corp.                                                                       11,505,650
              184,920 SodaStream International, Ltd.*                                                     5,839,774
                                                                                                         17,345,424
Decision Support Software -- 1.0%
              298,995 MSCI, Inc.*                                                                        11,648,845
Diagnostic Equipment -- 1.7%
              350,656 Gen-Probe, Inc.*                                                                   20,460,778
Diagnostic Kits -- 0.5%
              434,397 Quidel Corp.*                                                                       6,277,037
Distribution/Wholesale -- 2.7%
              219,001 MWI Veterinary Supply, Inc.*                                                       13,829,913
              348,671 Wesco International, Inc.*                                                         18,409,829
                                                                                                         32,239,742
Diversified Operations -- 1.2%
              635,180 Barnes Group, Inc.                                                                 13,129,170
              867,990 Digital Domain - Private Placement*,#,**,***                                        1,510,303
                                                                                                         14,639,473
Educational Software -- 1.9%
              559,979 Blackboard, Inc.*                                                                  23,127,133
Electronic Components - Semiconductors -- 1.4%
              833,889 Ceva, Inc.*                                                                        17,094,725
Enterprise Software/Services -- 3.0%
              103,960 Concur Technologies, Inc.*                                                          5,398,643
              127,310 Microstrategy, Inc.*                                                               10,881,185
              405,173 Omnicell, Inc.*                                                                     5,854,750
              322,159 Tyler Technologies, Inc.*                                                           6,688,021
              142,683 Ultimate Software Group, Inc.*                                                      6,938,674
                                                                                                         35,761,273
Finance - Auto Loans -- 0.9%
              174,025 Credit Acceptance Corp.*                                                           10,923,549
Finance - Consumer Loans -- 0.9%
              672,745 Cash Store Financial Services, Inc.                                                10,393,910
Finance - Investment Bankers/Brokers -- 0.2%
              174,070 FXCM, Inc.*                                                                         2,306,428
Finance - Other Services -- 2.0%
              800,655 MarketAxess Holdings, Inc.                                                         16,661,630
              549,490 Netspend Holdings, Inc.*                                                            7,044,462
                                                                                                         23,706,092
Footwear and Related Apparel -- 1.5%
              583,639 Wolverine World Wide, Inc.                                                         18,606,411
Hazardous Waste Disposal -- 1.1%
              154,150 Clean Harbors, Inc.*                                                               12,960,932
Health Care Cost Containment -- 0.5%
              323,295 ExamWorks Group, Inc.*                                                              5,974,492
Heart Monitors -- 0.5%
               74,235 HeartWare International, Inc.*                                                      6,500,759
Human Resources -- 1.3%
              831,070 Resources Connection, Inc.                                                         15,449,591
Industrial Audio and Video Products -- 0.9%
              402,267 Imax Corp. (U.S. Shares)*                                                          11,283,589
Internet Applications Software -- 1.8%
              272,615 IntraLinks Holdings, Inc.*                                                          5,100,627
              621,932 Vocus, Inc.*                                                                       17,202,639
                                                                                                         22,303,266
Investment Management and Advisory Services -- 2.1%
              592,627 Epoch Holding Corp.                                                                 9,203,497
              387,581 Financial Engines, Inc.*                                                            7,685,731
              377,500 Gluskin Sheff + Associates, Inc.                                                    7,895,599
                                                                                                         24,784,827
Machinery - General Industrial -- 1.5%
              346,646 Wabtec Corp.                                                                       18,334,107
Medical - Biomedical and Genetic -- 1.2%
              485,545 Incyte Corp., Ltd.*                                                                 8,040,625
              390,140 Seattle Genetics, Inc.*                                                             5,832,593
                                                                                                         13,873,218
Medical - Drugs -- 0.3%
              861,213 Achillion Pharmaceuticals, Inc.*                                                    3,574,034
Medical Information Systems -- 1.2%
              347,055 athenahealth, Inc.*                                                                14,222,314
Medical Instruments -- 3.7%
              730,905 Conceptus, Inc.*                                                                   10,086,489
              521,445 NuVasive, Inc.*                                                                    13,375,064
              232,370 Techne Corp.                                                                       15,259,738
              229,235 Volcano Corp.*                                                                      6,260,408
                                                                                                         44,981,699
Medical Labs and Testing Services -- 0.8%
              428,296 Bio-Reference Labs, Inc.*                                                           9,499,605
Medical Products -- 2.0%
            1,083,025 PSS World Medical, Inc.*                                                           24,476,365
Motion Pictures and Services -- 0.5%
              851,596 Lions Gate Entertainment Corp. (U.S. Shares)*                                       5,543,890
Oil - Field Services -- 2.2%
              600,009 PAA Natural Gas Storage L.P.                                                       14,964,224
              451,565 Targa Resources Corp.*                                                             12,106,458
                                                                                                         27,070,682
Oil Field Machinery and Equipment -- 3.1%
              578,035 Dresser-Rand Group, Inc.*                                                          24,618,511
              164,285 Dril-Quip, Inc.*                                                                   12,768,230
                                                                                                         37,386,741
Patient Monitoring Equipment -- 0.4%
              186,625 Masimo Corp.*                                                                       5,425,189
Pharmacy Services -- 2.1%
              288,165 Catalyst Health Solutions, Inc.*                                                   13,396,791
              279,925 SXC Health Solutions Corp. (U.S. Shares)*                                          11,997,585
                                                                                                         25,394,376
Pipelines -- 1.4%
              304,660 Copano Energy LLC                                                                  10,282,275
              162,653 DCP Midstream Partners L.P.                                                         6,083,222
                                                                                                         16,365,497
Printing - Commercial -- 2.0%
              531,173 VistaPrint N.V. (U.S. Shares)*                                                     24,433,958
Real Estate Management/Services -- 1.1%
              554,077 LPS Brasil Consultoria de Imoveis S.A.                                             13,020,609
Recreational Vehicles -- 1.3%
              204,633 Polaris Industries, Inc.                                                           15,965,467
Retail - Automobile -- 0.4%
              276,522 Rush Enterprises, Inc.*                                                             4,971,866
Retail - Building Products -- 1.3%
              626,310 Lumber Liquidators Holdings, Inc.*                                                 15,601,382
Retail - Discount -- 0.7%
              475,528 Gordmans Stores, Inc.*                                                              7,969,849
Retail - Petroleum Products -- 2.2%
              728,170 World Fuel Services Corp.                                                          26,330,627
Retail - Sporting Goods -- 1.0%
              321,710 Hibbett Sports, Inc.*                                                              11,871,099
Savings/Loan/Thrifts -- 0.3%
              275,155 Northwest Bancshares, Inc.                                                          3,235,823
Theaters -- 1.7%
              999,687 National CineMedia, Inc.                                                           19,903,768
Transportation - Marine -- 0.5%
            1,368,193 Horizon Lines, Inc. - Class A+                                                      5,979,003
Transportation - Services -- 1.0%
              343,355 HUB Group, Inc.*                                                                   12,065,495
Transportation - Truck -- 2.1%
              291,588 Landstar System, Inc.                                                              11,937,613
              424,345 Old Dominion Freight Line, Inc.*                                                   13,574,796
                                                                                                         25,512,409
Virtual Reality Products -- 1.0%
              461,391 RealD, Inc.*                                                                       11,959,255
Water Treatment Systems -- 1.1%
              421,835 Nalco Holding Co.                                                                  13,473,410
Web Hosting/Design -- 1.5%
              682,800 NIC, Inc.*                                                                          6,629,988
              382,068 Rackspace Hosting, Inc.*                                                           12,000,756
                                                                                                         18,630,744
Wireless Equipment -- 1.2%
              353,580 SBA Communications Corp. - Class A*                                                14,475,565
--------------------------------------------------------------------------------------------------------------------
Total Common Stock  (cost $835,071,370)                                                               1,130,253,683
--------------------------------------------------------------------------------------------------------------------
Promissory Note -- 0%
Broadcast Services and Programming -- 0%
                      Genius Products, Inc. - Private Placement, 5.0000% -
           $2,000,000 expires 1/31/11*,#,**,*** (cost  $2,000,000)                                          500,000
--------------------------------------------------------------------------------------------------------------------
Warrants -- 0%
Automotive - Truck Parts and Equipment - Replacement -- 0%
               88,303 Motorcar Parts of America, Inc. - expires 5/17/12*,#                                  156,296
Networking Products -- 0%
                2,090 Lantronix, Inc. - expires 2/9/11*,#,**                                                      0
--------------------------------------------------------------------------------------------------------------------
Total Warrants  (cost $198,682)                                                                             156,296
--------------------------------------------------------------------------------------------------------------------
Money Market -- 6.2%
           74,622,295 Janus Cash Liquidity Fund LLC, 0% (cost  $74,622,295)                              74,622,295
--------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $911,892,347) - 100%                                                   $1,205,532,274
--------------------------------------------------------------------------------------------------------------------

     Summary of Investments by Country - (Long Positions)
                December 31, 2010 (unaudited)
                                               % of Investment
Country                                  Value      Securities
---------------------------------------------------------------
Brazil                        $     13,020,609            1.1%
Canada                              73,999,540            6.1%
Netherlands                         24,433,958            2.0%
United States++                  1,094,078,167           90.8%
---------------------------------------------------------------
Total                         $  1,205,532,274          100.0%
---------------------------------------------------------------

++  Includes Cash Equivalents (84.6% excluding Cash Equivalents).

Notes to Schedule of Investments (unaudited)

U.S. Shares     Securities of foreign companies trading on an American Stock
                Exchange.

*               Non-income producing security.

**              Security is illiquid.

# Schedule of Fair Valued Securities (as of December 31, 2010)
----------------------------------------------------------------------------------------------
                                                                             Value as a %
                                                                             of Investment
                                                               Value         Securities
----------------------------------------------------------------------------------------------
Janus Venture Fund
Digital Domain - Private Placement                        $1,510,303                  0.1%
Genius Products, Inc.                                        771,240                  0.1%
Genius Products, Inc. - Private Placement, 5.000% -
expires 12/31/10                                             500,000                  0.0%
Lantronix, Inc. - expires 2/9/11                                   0                  0.0%
Motorcar Parts of America, Inc. - expires 5/17/12            156,296                  0.0%
----------------------------------------------------------------------------------------------
                                                          $2,937,839                  0.2%

Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international equity securities fair valued pursuant to a systematic fair valuation model.

*** Schedule of Restricted and Illiquid Securities
(as of December 31, 2010)

                                                                                                               Value as
                                                  Acquisition             Acquisition                          % of
                                                  Date                    Cost                Value            Investments
------------------------------------------------------------------------------------------------------------------------------
Janus Venture Fund
Digital Domain - Private Placement                7/26/07                 $  7,291,119        $1,510,303       0.1%
Genius Products, Inc.                             12/5/05-11/16/07           8,594,480           771,240       0.1%
Genius Products, Inc. - Private Placement,
5.000% - expires 12/31/10                         2/19/09                    2,000,000           500,000       0.0%
------------------------------------------------------------------------------------------------------------------------------
                                                                          $ 17,885,599        $2,781,543       0.2%
------------------------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of December 31, 2010. The issuer incurs all registration costs.

+ The Investment Company Act of 1940, as amended, defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period ended December 31, 2010.

                                       Purchases                      Sales
                                                                                           Realized      Dividend        Value
                                  Shares         Cost        Shares          Cost        Gain/(Loss)      Income      at 12/31/10
------------------------------------------------------------------------------------------------------------------------------------
Janus Venture Fund
Convio, Inc.                        107,710   $   972,342            -    $          -    $         -      $      -    $  8,967,844
Genius Products, Inc.                     -             -            -               -              -             -         771,240
Health Grades, Inc.                       -             -    1,646,555       7,787,569      5,714,182             -               -
Horizon Lines, Inc. - Class A             -             -      309,330       5,930,597    (4,638,758)        83,876       5,979,003
Standard Parking Corp.               65,115     1,274,648            -               -              -             -      17,820,278
------------------------------------------------------------------------------------------------------------------------------------
                                              $ 2,246,990                 $ 13,718,166    $ 1,075,424      $ 83,876    $ 33,538,365
------------------------------------------------------------------------------------------------------------------------------------

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2010. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of December 31, 2010)

                                                                              Level 2 - Other
                                                                              Significant                Level 3 - Significant
                                                   Level 1 - Quoted Prices    Observable Inputs          Unobservable Inputs
---------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Venture Fund
Common Stock
Broadcast Services and Programming                               $21,835,273                     $ -                    $771,240
Diversified Operations                                            13,129,170                       -                   1,510,303

All Other                                                      1,093,007,697                       -                           -

Promissory Note                                                            -                       -                     500,000

Warrants                                                                   -                 156,296                           -

Money Market                                                               -              74,622,295                           -

Total Investments in Securities                               $1,127,972,140             $74,778,591                  $2,781,543
---------------------------------------------------------------------------------------------------------------------------------

Level 3 Valuation Reconciliation of Assets (for the period ended December 31,
2010)

                                                                                                                 Balance
                                    Balance                             Change in                    Transfers   as of
                                    as of         Accrued     Realized  Unrealized      Net          In          December
                                    September     Discounts/  Gain/     Appreciation/   Purchases/   and/or Out  31,
                                    30, 2010      Premiums    (Loss)    (Depreciation)  (Sales)      of Level 3  2010
-----------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Venture Fund
Common Stock
Broadcast Services and Programming   $771,240      $    -       $  -    $           -    $     -        $    -       $771,240

Diversified Operations              3,037,965           -          -       (1,527,662)         -             -      1,510,303

Promissory Note
Broadcast Services and Programming  2,000,000           -          -       (1,500,000)         -             -        500,000
-----------------------------------------------------------------------------------------------------------------------------

Janus Worldwide Fund

Schedule of Investments (unaudited)

Shares/Principal/Contract Amounts                                                                                     Value
---------------------------------------------------------------------------------------------------------------------------
Common Stock -- 96.0%
Agricultural Chemicals -- 5.1%
               605,025  Monsanto Co.                                                                         $   42,133,941
               321,640  Mosaic Co.                                                                               24,560,431
               392,405  Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                   60,756,066
                                                                                                                127,450,438
Agricultural Operations -- 0.6%
            19,760,415  Chaoda Modern Agriculture Holdings, Ltd.                                                 14,821,709
Building - Residential and Commercial -- 1.6%
                58,230  NVR, Inc.*                                                                               40,238,095
Cable Television -- 1.5%
                35,342  Jupiter Telecommunications Co., Ltd.                                                     37,183,772
Commercial Banks -- 6.5%
             6,606,859  Banco Bilbao Vizcaya Argentaria S.A.                                                     66,735,058
            45,940,591  Lloyds Banking Group PLC*                                                                47,052,080
             1,838,369  Standard Chartered PLC                                                                   49,449,799
                                                                                                                163,236,937
Commercial Services -- 1.7%
             1,866,940  Aggreko PLC                                                                              43,131,588
Commercial Services - Finance -- 0.9%
                95,475  MasterCard, Inc. - Class A                                                               21,396,902
Computer Aided Design -- 0.6%
               281,514  ANSYS, Inc.*                                                                             14,658,434
Computers -- 4.0%
               159,196  Apple, Inc.*                                                                             51,350,262
               842,933  Research In Motion, Ltd. (U.S. Shares)*                                                  48,999,695
                                                                                                                100,349,957
Computers - Peripheral Equipment -- 0.6%
               723,909  Logitech International S.A.*                                                             13,785,792
Cosmetics and Toiletries -- 0.7%
               228,240  Colgate-Palmolive Co.                                                                    18,343,649
Distribution/Wholesale -- 2.6%
            11,239,550  Li & Fung, Ltd.                                                                          65,216,749
Diversified Banking Institutions -- 8.7%
             5,042,443  Bank of America Corp.                                                                    67,266,190
               341,993  Goldman Sachs Group, Inc.**                                                              57,509,543
             1,115,230  JPMorgan Chase & Co.                                                                     47,308,056
            21,994,758  UniCredit S.P.A.                                                                         45,491,196
                                                                                                                217,574,985
Diversified Minerals -- 1.0%
               562,573  BHP Billiton, Ltd.                                                                       26,031,729
Diversified Operations -- 1.3%
             4,260,935  China Merchants Holdings International Co., Ltd.                                         16,829,723
             1,835,400  Investimentos Itau S.A.                                                                  14,598,265
                                                                                                                 31,427,988
Educational Software -- 4.0%
             1,482,285  Blackboard, Inc.*                                                                        61,218,371
             3,234,040  Educomp Solutions, Ltd.                                                                  38,463,448
                                                                                                                 99,681,819
Electric - Distribution -- 0.2%
               892,771  Equatorial Energia S.A.                                                                   6,132,556
Electronic Connectors -- 0.6%
               269,147  Amphenol Corp. - Class A                                                                 14,205,579
Electronic Measuring Instruments -- 1.8%
               155,700  Keyence Corp.                                                                            45,115,979
Enterprise Software/Services -- 2.6%
               491,418  Autonomy Corp. PLC*                                                                      11,529,340
             1,109,185  Oracle Corp.                                                                             34,717,490
               424,462  Temenos Group A.G.*                                                                      17,665,103
                                                                                                                 63,911,933
Finance - Investment Bankers/Brokers -- 2.5%
               659,080  Charles Schwab Corp.                                                                     11,276,859
             7,938,500  Nomura Holdings, Inc.                                                                    50,367,469
                                                                                                                 61,644,328
Finance - Mortgage Loan Banker -- 0.9%
             1,447,433  Housing Development Finance Corp.                                                        23,579,464
Finance - Other Services -- 1.7%
             1,855,525  BM&F Bovespa S.A.                                                                        14,680,069
                36,105  CME Group, Inc.                                                                          11,616,784
             2,046,332  IG Group Holdings PLC                                                                    16,269,086
                                                                                                                 42,565,939
Food - Wholesale/Distribution -- 1.0%
             9,648,625  Olam International, Ltd.                                                                 23,613,938
Gold Mining -- 1.0%
               388,620  Newmont Mining Corp.                                                                     23,872,927
Hotels and Motels -- 0.7%
             6,424,000  Shangri-La Asia, Ltd.                                                                    17,439,004
Human Resources -- 1.4%
             3,175,795  Capita Group PLC                                                                         34,481,842
Investment Management and Advisory Services -- 0.4%
             2,404,398  GP Investments, Ltd. (BDR)*                                                              10,648,545
Life and Health Insurance -- 1.0%
             2,500,229  Prudential PLC                                                                           26,035,932
Medical - Biomedical and Genetic -- 5.8%
               302,020  Alexion Pharmaceuticals, Inc.*                                                           24,327,711
             1,184,560  Celgene Corp.*                                                                           70,054,878
               769,133  Gilead Sciences, Inc.*                                                                   27,873,380
               643,920  Vertex Pharmaceuticals, Inc.*                                                            22,556,518
                                                                                                                144,812,487
Medical - Generic Drugs -- 1.1%
             1,274,466  Mylan, Inc.*                                                                             26,929,467
Medical Instruments -- 0.9%
               529,822  St. Jude Medical, Inc.*                                                                  22,649,890
Networking Products -- 2.0%
             2,424,565  Cisco Systems, Inc.*                                                                     49,048,950
Oil - Field Services -- 1.2%
               372,260  Schlumberger, Ltd. (U.S. Shares)                                                         31,083,710
Oil Companies - Integrated -- 5.5%
             1,205,808  BG Group PLC                                                                             24,361,277
               373,450  Exxon Mobil Corp.                                                                        27,306,664
               320,862  Petroleo Brasileiro S.A. (U.S. Shares)                                                   10,963,854
             1,429,976  Total S.A.                                                                               75,754,624
                                                                                                                138,386,419
Oil Field Machinery and Equipment -- 0.7%
               378,647  Dresser-Rand Group, Inc.*                                                                16,126,576
Pharmacy Services -- 1.4%
               643,990  Express Scripts, Inc. - Class A*                                                         34,807,659
Pipelines -- 2.1%
             1,338,725  Energy Transfer Equity L.P.                                                              52,303,986
Printing - Commercial -- 1.0%
               550,175  VistaPrint N.V. (U.S. Shares)*                                                           25,308,050
Real Estate Operating/Development -- 1.2%
             6,238,435  Hang Lung Properties, Ltd.                                                               29,175,194
Retail - Consumer Electronics -- 1.4%
               526,250  Yamada Denki Co., Ltd.                                                                   35,917,519
Rubber/Plastic Products -- 1.5%
             8,183,360  Jain Irrigation Systems, Ltd.                                                            38,473,323
Schools -- 1.7%
             1,496,470  Estacio Participacoes S.A.                                                               24,346,041
            87,402,550  Raffles Education Corp., Ltd.*                                                           17,371,512
                                                                                                                 41,717,553
Semiconductor Equipment -- 2.7%
             1,731,132  ASML Holding N.V.                                                                        66,844,432
Telephone - Integrated -- 1.0%
             1,081,303  Telefonica S.A.                                                                          24,509,727
Tobacco -- 3.9%
               474,540  British American Tobacco PLC                                                             18,223,940
                14,407  Japan Tobacco, Inc.                                                                      53,336,251
               447,203  Philip Morris International, Inc.                                                        26,174,791
                                                                                                                 97,734,982
Toys -- 0.4%
                36,900  Nintendo Co., Ltd.                                                                       10,833,153
Transportation - Services -- 1.1%
               149,570  C.H. Robinson Worldwide, Inc.                                                            11,994,018
               297,050  Expeditors International of Washington, Inc.                                             16,218,930
                                                                                                                 28,212,948
Web Portals/Internet Service Providers -- 1.1%
             1,614,355  Yahoo!, Inc.*                                                                            26,846,724
Wireless Equipment -- 1.1%
               298,536  Crown Castle International Corp.*                                                        13,084,833
               338,375  SBA Communications Corp. - Class A*                                                      13,853,072
                                                                                                                 26,937,905
---------------------------------------------------------------------------------------------------------------------------
Total Common Stock  (cost $2,056,339,009)                                                                     2,396,439,163
---------------------------------------------------------------------------------------------------------------------------
Corporate Bond -- 1.0%
Enterprise Software/Services -- 1.0%
           $15,150,000  Autonomy Corp. PLC, 3.2500%, 3/4/15 (cost  $24,028,345)                                  25,565,684
---------------------------------------------------------------------------------------------------------------------------
Warrant -- 1.2%
Diversified Financial Services -- 1.2%
             2,026,056  JP Morgan Chase & Co., - expires 10/28/18* (cost  $21,780,102)                           29,276,509
---------------------------------------------------------------------------------------------------------------------------
Money Market -- 1.8%
            43,883,049  Janus Cash Liquidity Fund LLC, 0%
                          (cost  $43,883,049)                                                                    43,883,049
---------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $2,146,030,505) - 100.0%                                                       $2,495,164,405
---------------------------------------------------------------------------------------------------------------------------

Summary of Investments by Country - (Long Positions)
---------------------------------------------------------------
Country                                  Value % of Investment
                                                    Securities
Australia                     $     26,031,729            1.0%
Bermuda                             93,304,298            3.7%
Brazil                              70,720,785            2.8%
Canada                             109,755,761            4.4%
Cayman Islands                      14,821,709            0.6%
France                              75,754,624            3.0%
Hong Kong                           46,004,917            1.9%
India                              100,516,235            4.0%
Italy                               45,491,196            1.8%
Japan                              232,754,143            9.3%
Netherlands                         92,152,482            3.7%
Netherlands Antilles                31,083,710            1.3%
Singapore                           40,985,450            1.6%
Spain                               91,244,785            3.7%
Switzerland                         31,450,895            1.3%
United Kingdom                     296,100,568           11.9%
United States++                  1,096,991,118           44.0%
---------------------------------------------------------------
Total                         $  2,495,164,405          100.0%
---------------------------------------------------------------

++  Includes Cash Equivalents (42.2% excluding Cash Equivalents).

Janus Worldwide Fund
Forward Currency Contracts, Open
As of December 31, 2010

Counterparty/                                                                        Unrealized
Currency Sold and                              Currency          Currency           Appreciation/
Settlement Date                               Units Sold        Value U.S. $       (Depreciation)
-------------------------------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC:
        Japanese Yen 1/13/11                 5,337,000,000       65,758,498             (960,194)
-------------------------------------------------------------------------------------------------

HSBC Securities (USA), Inc.:
         Japanese Yen 1/27/11                5,015,000,000       61,803,562           (2,248,650)
-------------------------------------------------------------------------------------------------

JP Morgan Chase & Co.:
       Japanese Yen 1/6/11                   6,451,000,000       79,476,325             (194,786)
-------------------------------------------------------------------------------------------------

RBC Capital Markets Corp.:
      Japanese Yen 2/3/11                      203,000,000        2,501,940              (75,975)
-------------------------------------------------------------------------------------------------
Total                                                          $209,540,324          $(3,479,605)
-------------------------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

BDR             Brazilian Depositary Receipt

PLC             Public Limited Company

U.S. Shares     Securities of foreign companies trading on an American Stock
                Exchange.

*               Non-income producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2010. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of December 31, 2010)

                                                                                 Level 2 - Other
                                                          Level 1 - Quoted         Significant           Level 3 - Significant
                                                               Prices            Observable Inputs         Unobservable Inputs
Investments in Securities:
Janus Worldwide Fund
Common Stock
Investment Management and Advisory Services              $             -        $   10,648,545                 $            -
Oil Companies - Integrated                                   127,422,565            10,963,854                              -
All Other                                                  2,247,404,199                     -                              -

Corporate Bonds                                                        -            25,565,684                              -

Warrants                                                               -            29,276,509                              -

Money Market                                             $             -        $   43,883,049                 $            -

Total Investments in Securities                          $ 2,374,826,764        $  120,337,641                 $            -
-----------------------------------------------------------------------------------------------------------------------------------

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of December 31, 2010 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Worldwide Fund                                             $    25,224,000
--------------------------------------------------------------------------------

Perkins Global Value Fund (formerly named Janus Global Opportunities Fund)

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                    Value
-------------------------------------------------------------------------------------------------------------------
Common Stock -- 82.6%
Agricultural Chemicals -- 0.7%
              137,000 Nitto FC Co., Ltd.**                                                             $    725,761
Applications Software -- 2.6%
               96,600 Microsoft Corp.                                                                     2,697,072
Beverages - Non-Alcoholic -- 0.5%
                7,930 PepsiCo, Inc.                                                                         518,067
Beverages - Wine and Spirits -- 1.9%
              104,390 Diageo PLC                                                                          1,928,387
Brewery -- 1.2%
               23,785 Molson Coors Brewing Co. - Class B                                                  1,193,769
Building - Residential and Commercial -- 0.4%
               26,835 KB Home                                                                               362,004
Cable Television -- 0.7%
               32,280 Comcast, Corp.                                                                        671,747
Cellular Telecommunications -- 4.6%
               13,444 SK Telecom Co., Ltd.                                                                2,055,639
            1,030,416 Vodafone Group PLC                                                                  2,663,263
                                                                                                          4,718,902
Commercial Banks -- 2.2%
               89,970 Glacier Bancorp, Inc.                                                               1,359,447
               62,750 TCF Financial Corp.                                                                   929,327
                                                                                                          2,288,774
Commercial Services - Finance -- 2.3%
               13,185 Global Payments, Inc.                                                                 609,279
               92,845 Western Union Co.                                                                   1,724,132
                                                                                                          2,333,411
Cosmetics and Toiletries -- 1.2%
               17,820 Procter & Gamble Co.                                                                1,146,361
                6,400 YA-MAN, Ltd.**                                                                        132,857
                                                                                                          1,279,218
Electric Products - Miscellaneous -- 0.7%
               26,300 Icom, Inc.**                                                                          720,925
Electronic Connectors -- 1.9%
               17,400 Hirose Electric Co., Ltd.**                                                         1,961,439
Electronic Measuring Instruments -- 1.1%
               78,200 Cosel Co., Ltd.**                                                                   1,158,982
Food - Miscellaneous/Diversified -- 4.6%
               14,187 Groupe Danone                                                                         891,272
               37,249 Nestle S.A.                                                                         2,181,858
               53,629 Unilever N.V.                                                                       1,669,525
                                                                                                          4,742,655
Food - Retail -- 2.0%
               12,005 Carrefour S.A.                                                                        494,828
              230,527 Tesco PLC                                                                           1,527,312
                                                                                                          2,022,140
Human Resources -- 0.9%
                1,237 Pasona Group, Inc.**                                                                  925,045
Insurance Brokers -- 4.0%
               32,965 AON Corp.                                                                           1,516,720
               76,045 Willis Group Holdings, Ltd.                                                         2,633,438
                                                                                                          4,150,158
Internet Security -- 0.5%
               29,580 Symantec Corp.*                                                                       495,169
Machinery - Pumps -- 0.3%
               40,000 Tsurumi Manufacturing Co., Ltd.**                                                     271,036
Medical - Biomedical and Genetic -- 0.3%
               46,775 PDL BioPharma, Inc.*                                                                  291,408
Medical - Drugs -- 8.5%
               48,770 Abbott Laboratories                                                                 2,336,571
               65,544 GlaxoSmithKline PLC                                                                 1,266,985
               31,718 Novartis A.G.                                                                       1,864,667
               41,330 Pfizer, Inc.                                                                          723,688
                9,477 Roche Holding A.G.                                                                  1,389,054
               18,694 Sanofi-Aventis S.A.                                                                 1,195,147
                                                                                                          8,776,112
Medical - HMO -- 1.1%
               11,500 UnitedHealth Group, Inc.                                                              415,265
               12,535 WellPoint, Inc.*                                                                      712,740
                                                                                                          1,128,005
Medical Instruments -- 4.0%
               62,800 As One Corp.**                                                                      1,293,601
                2,545 Beckman Coulter, Inc.                                                                 191,461
               23,700 Fukuda Denshi Co., Ltd.**                                                             649,071
                  590 Medikit Co., Ltd.**                                                                   186,151
               47,725 Medtronic, Inc.                                                                     1,770,120
                                                                                                          4,090,404
Medical Products -- 5.0%
                9,785 Baxter International, Inc.                                                            495,317
               48,028 Covidien PLC (U.S. Shares)                                                          2,192,958
               39,760 Johnson & Johnson                                                                   2,459,156
                                                                                                          5,147,431
Metal Products - Distributors -- 0.5%
               82,400 Furusato Industries, Ltd.**                                                           533,971
Metal Products - Fasteners -- 0.7%
               69,800 Kitagawa Industries Co., Ltd.**                                                       752,433
Miscellaneous Manufacturing -- 0.3%
               30,200 Mirai Industry Co., Ltd.**                                                            316,994
Multimedia -- 0.4%
               11,330 Time Warner, Inc.                                                                     364,486
Oil Companies - Exploration and Production -- 0.8%
               10,820 Devon Energy Corp.                                                                    849,478
Oil Companies - Integrated -- 5.1%
               10,790 BP PLC*                                                                               476,594
               30,670 Exxon Mobil Corp.                                                                   2,242,591
               48,263 Total S.A.                                                                          2,556,788
                                                                                                          5,275,973
Property and Casualty Insurance -- 2.3%
              320,000 NKSJ Holdings, Inc.**                                                               2,357,521
Protection - Safety -- 1.1%
               40,900 Secom Joshinetsu Co., Ltd.**                                                        1,149,856
Publishing - Books -- 0.2%
               30,240 Daekyo Co., Ltd.                                                                      159,901
Real Estate Operating/Development -- 0.8%
               35,470 St. Joe Co.*                                                                          775,020
Retail - Apparel and Shoe -- 0.5%
              114,151 Esprit Holdings, Ltd.                                                                 543,394
Retail - Discount -- 2.3%
               43,575 Wal-Mart Stores, Inc.                                                               2,350,000
Retail - Drug Store -- 1.0%
               30,205 CVS Caremark Corp.                                                                  1,050,228
Savings/Loan/Thrifts -- 4.9%
                7,240 Capitol Federal Financial                                                              86,228
               98,430 First Niagara Financial Group, Inc.                                                 1,376,051
               93,025 NewAlliance Bancshares, Inc.                                                        1,393,515
               12,475 Provident Financial Services, Inc.                                                    188,747
              118,270 Washington Federal, Inc.                                                            2,001,128
                                                                                                          5,045,669
Schools -- 0.5%
              146,600 Shingakukai Co., Ltd.**                                                               567,111
Soap and Cleaning Preparations -- 0.3%
              112,105 McBride PLC                                                                           328,549
Telephone - Integrated -- 0.7%
               23,545 AT&T, Inc.                                                                            691,752
Tobacco -- 5.8%
               46,735 British American Tobacco PLC                                                        1,794,782
               50,923 Imperial Tobacco Group PLC                                                          1,562,269
                  196 Japan Tobacco, Inc.**                                                                 725,613
               28,617 KT&G Corp.*                                                                         1,631,726
                4,505 Philip Morris International, Inc.                                                     263,678
                                                                                                          5,978,068
Transportation - Services -- 0.5%
               20,644 TNT N.V.                                                                              544,751
Wire and Cable Products -- 0.7%
               30,500 HI-LEX Corp.**                                                                        494,117
               99,000 Nichia Steel Works, Ltd.**                                                            262,228
                                                                                                            756,345
-------------------------------------------------------------------------------------------------------------------
Total Common Stock  (cost $73,153,872)                                                                   84,989,521
-------------------------------------------------------------------------------------------------------------------
Repurchase Agreement -- 17.4%
           17,866,000 ING Financial Markets LLC, 0.8000%
                      dated 12/31/10, maturing 1/3/11
                      to be repurchased at $17,866,119
                      collateralized by $18,121,773 in U.S. Treasuries
                      0.0000% - 3.3750%, 3/10/11 - 4/15/32
                      with a value of $18,223,441  (cost  $17,866,000)                                   17,866,000
-------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $91,019,872) - 100%                                                      $102,855,521
-------------------------------------------------------------------------------------------------------------------

Forward Currency Contracts, Open

As of December 31, 2010 (unaudited)

Counterparty/
Currency Sold and                                                Currency              Currency     Unrealized
Settlement Date                                                Units Sold          Value U.S. $    Gain/(Loss)
---------------------------------------------------------------------------------------------------------------
Credit Suisse Securities (USA) LLC:
Japanese Yen 1/13/11                                           484,000,000          $5,963,484        $(77,912)
---------------------------------------------------------------------------------------------------------------
HSBC Securities (USA), Inc.:
Japanese Yen 1/27/11                                           199,000,000           2,452,424         (89,229)
---------------------------------------------------------------------------------------------------------------
Total                                                                               $8,415,908       $(167,141)
---------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                          December 31, 2010 (unaudited)

Country                                                  Value   % of Investment
                                                                      Securities
--------------------------------------------------------------------------------
Bermuda                                           $    543,394              0.5%
France                                               5,138,036              5.0%
Ireland                                              4,826,397              4.7%
Japan                                               15,184,712             14.8%
Netherlands                                          2,214,276              2.2%
South Korea                                          3,847,267              3.7%
Switzerland                                          5,435,579              5.3%
United Kingdom                                      11,548,140             11.2%
United States++                                     54,117,720             52.6%
--------------------------------------------------------------------------------
Total                                             $102,855,521            100.0%

++Includes Cash Equivalents (35.2% excluding Cash Equivalents). Cash equivalents include investments in overnight repurchase agreements.

Notes to Schedule of Investments (unaudited)

PLC             Public Limited Company

U.S. Shares     Securities of foreign companies trading on an American Stock
                Exchange.

*               Non-income producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, swap agreements and/or securities with extended settlement dates.

The following is a summary of inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2010. See Significant Accounting Policies for more information.

                                                                                                        Level 3
                                                                                   Level 2            Significant
                                                               Level 1        Other Significant      Unobservable
Valuation Inputs Summary (as of December 31, 2010)         Quoted - Prices    Observable Inputs          Inputs
------------------------------------------------------------------------------------------------------------------
Perkins Global Value Fund
Common Stock
Oil Companies - Integrated                           $        4,799,379         $      476,594       $        --

All Other                                                    79,713,548                     --                --

Repurchase Agreement                                                 --             17,866,000                --
------------------------------------------------------------------------------------------------------------------
Total Investment in Securities                       $       84,512,927         $   18,342,594        $       --
------------------------------------------------------------------------------------------------------------------
Other Financial Instruments(a):                      $               --         $     (167,141)       $       --
------------------------------------------------------------------------------------------------------------------

(a) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of December 31, 2010 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Perkins Global Value Fund                                          $  15,184,712

Significant Accounting Policies

The following section describes the organization and significant accounting policies and provides more detailed information about the schedules and tables that appear throughout the Schedules of Investments for the Janus Balanced Fund, Janus Contrarian Fund, Janus Emerging Markets Fund, Janus Enterprise Fund, Janus Forty Fund, Janus Fund, Janus Global Life Sciences Fund, Janus Global Real Estate Fund, Janus Global Research Fund, Janus Global Select Fund (formerly named Janus Orion Fund), Janus Global Technology Fund, Janus Growth and Income Fund, Janus International Equity Fund, Janus Long/Short Fund, Janus Overseas Fund, Janus Research Core Fund, Janus Research Fund, Janus Triton Fund, Janus Twenty Fund, Janus Venture Fund, Janus Worldwide Fund, and Perkins Global Value Fund (formerly named Janus Global Opportunities Fund) (collectively, the "Funds" and individually, a "Fund"). The Funds are part of Janus Investment Fund (the "Trust"), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Significant Accounting Policies include information for a three-month period from October 1, 2010 to December 31, 2010. The Trust offers forty funds which include multiple series of shares, with differing investment objectives and policies. Twenty-two funds are included in this report. Each Fund in this report is classified as diversified, as defined in the 1940 Act except for Janus Contrarian Fund, Janus Forty Fund, Janus Global Real Estate Fund, Janus Global Select Fund, Janus Long/Short Fund, and Janus Twenty Fund, which are classified as nondiversified.

The following accounting policies have been followed by the Funds and are in conformity with accounting principles generally accepted in the United States of America within the investment management industry.

Investment Valuation

Securities are valued at the last sales price or the official closing price for securities traded on a principal securities exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter ("OTC") markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Funds' Trustees. Short-term securities with maturities of 60 days or less may be valued at amortized cost, which approximates market value. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is an evaluation that reflects such factors as security prices, yields, maturities and ratings. Short positions shall be valued in accordance with the same methodologies, except that in the event that a last sale price is not available, the latest ask price shall be used instead of a bid price. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect as of the daily close of the New York Stock Exchange ("NYSE"). When market quotations are not readily available or deemed unreliable, or events or circumstances that may affect the value of portfolio securities held by the Funds are identified between the closing of their principal markets and the time the net asset value ("NAV") is determined, securities may be valued at fair value as determined in good faith under procedures established by and under the supervision of the Funds' Trustees. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or non-public security. The Funds may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the NYSE. Restricted and illiquid securities are valued in accordance with procedures established by the Funds' Trustees.

Foreign Currency Translations

The Funds do not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at December 31, 2010. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at December 31, 2010, resulting from changes in the exchange rates and changes in market prices of securities held.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and equity risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Derivative Instruments

The Funds may invest in various types of derivatives which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Funds may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, swaps, forward contracts, structured investments, and other equity-linked derivatives.

The Funds may use derivative instruments for hedging (to offset risks associated with an investment, currency exposure, or market conditions) or for speculative (to seek to enhance returns) purposes. When the Funds invest in a derivative for speculative purposes, the Funds will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the cost of the derivative. The Funds may not use any derivative to gain exposure to an asset or class of assets prohibited by their investment restrictions from purchasing directly. The Funds' ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives are generally subject to equity risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks, including, but not limited to, counterparty risk, credit risk, currency risk, equity risk, index risk, interest rate risk, leverage risk, and liquidity risk.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC, such as structured notes, are agreements that are individually negotiated between parties and can be tailored to meet a purchaser's needs.

OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk. In an effort to mitigate credit risk associated with derivatives traded OTC, the Funds may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Funds may require the counterparty to post collateral if the Funds have a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital Management LLC's ("Janus Capital") ability to establish and maintain appropriate systems and trading.

In pursuit of their investment objectives, each Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

o Counterparty Risk - Counterparty risk is the risk that the counterparty or a third party will not fulfill its obligation to a Fund.

o Credit Risk - Credit risk is the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

o Currency Risk - Currency risk is the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

o Equity Risk - Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

o Index Risk - If the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, a Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

o Interest Rate Risk - Interest rate risk is the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause a Fund's NAV to likewise decrease, and vice versa.

o Leverage Risk - Leverage risk is the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. A Fund creates leverage by using borrowed capital to increase the amount invested, or investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

o Liquidity Risk - Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Equity-Linked Structured Notes

The Funds may invest in equity-linked structured notes. Equity-linked structured notes are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, an equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked structured notes creates exposure to the credit risk of the issuing financial institution, as well as to the equity risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked structured notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The Funds may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Funds may also invest in forward currency contracts for nonhedging purposes such as seeking to enhance returns. The Funds are subject to currency risk in the normal course of pursuing their investment objectives through their investments in forward currency contracts.

Forward currency contracts held by the Funds are fully collateralized by other securities, which are denoted on the Schedules of Investments (if applicable). The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts. Such collateral is in the possession of the Funds' custodian.

Futures Contracts

A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Funds may enter into futures contracts to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. The Funds are subject to interest rate risk, equity risk, and currency risk in the normal course of pursuing their investment objectives through their investments in futures contracts. The Funds may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts are marked-to-market daily. Generally, futures contracts are marked-to-market (i.e., treated as realized and subject to distribution) for federal income tax purposes at fiscal year-end. Securities held by the Funds that are designated as collateral for market value on futures contracts are noted on the Schedules of Investments (if applicable). Such collateral is in the possession of the Funds' custodian or with the counterparty broker.

With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Options Contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. The Funds may purchase or write covered and uncovered put and call options on futures contracts and on portfolio securities for hedging purposes or as a substitute for an investment. The Funds are subject to interest rate risk, liquidity risk, equity risk, and currency risk in the normal course of pursuing their investment objectives through their investments in options contracts. The Funds may use options contracts to hedge against changes in interest rates, the values of equities, or foreign currencies. The Funds may utilize American-style and European-style options. An American-style option is an option contract that can be exercised at any time between the time of purchase and the option's expiration date. A European-style option is an option contract that can only be exercised on the option's expiration date. The Funds may also purchase or write put and call options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. The Funds may also invest in long-term equity anticipation securities, which are long-term option contracts that can be maintained for a period of up to three years. The Funds generally invest in options to hedge against adverse movements in the value of portfolio holdings.

When an option is written, the Funds receive a premium and become obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Funds bear the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Funds could result in the Funds buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid.

The Funds may also purchase and write exchange-listed and OTC put and call options on domestic securities indices, and on foreign securities indices listed on domestic and foreign securities exchanges. Options on securities indices are similar to options on securities except that (1) the expiration cycles of securities index options are monthly, while those of securities options are currently quarterly, and (2) the delivery requirements are different. Instead of giving the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed index multiplier. Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the index and the exercise price of the option times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount.

Options traded on an exchange are regulated and the terms of the options are standardized. Options traded OTC expose the Funds to counterparty risk in the event that the counterparty does not perform. This risk is mitigated by having a netting arrangement between the Funds and the counterparty and by having the counterparty post collateral to cover the Funds' exposure to the counterparty.

Holdings of the Funds designated to cover outstanding written options are noted on the Schedules of Investments (if applicable).

The risk in writing call options is that the Funds give up the opportunity for profit if the market price of the security increases and the options are exercised. The risk in writing put options is that the Funds may incur a loss if the market price of the security decreases and the options are exercised. The risk in buying options is that the Funds pay a premium whether or not the options are exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Funds' hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. There is no limit to the loss the Funds may recognize due to written call options.

Written option activity for the period ended December 31, 2010 is indicated in the tables below:

                                                   Number of         Premiums
Call Options                                       Contracts         Received
Janus Contrarian Fund
--------------------------------------------------------------------------------
Options outstanding at September 30, 2010               29,517      $ 1,744,037
Options written                                         23,945        5,052,605
Options closed                                         (16,662)        (818,983)
Options expired                                        (27,332)      (1,837,440)
Options exercised                                       (4,343)        (373,344)
--------------------------------------------------------------------------------
Options outstanding at December 31, 2010                 5,125      $ 3,766,875
--------------------------------------------------------------------------------

Janus Forty Fund
--------------------------------------------------------------------------------
Options outstanding at September 30, 2010               23,236     $  7,315,156
Options written                                             --               --
Options closed                                              --               --
Options expired                                             --               --
Options exercised                                           --               --
--------------------------------------------------------------------------------
Options outstanding at December 31, 2010                23,236     $  7,315,156
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Janus Fund
--------------------------------------------------------------------------------
Options outstanding at September 30, 2010               73,421     $ 10,526,119
--------------------------------------------------------------------------------
Options written                                         85,550        4,981,630
--------------------------------------------------------------------------------
Options closed                                         (44,406)      (3,924,197)
--------------------------------------------------------------------------------
Options expired                                             --               --
--------------------------------------------------------------------------------
Options exercised                                       (2,397)        (425,467)
--------------------------------------------------------------------------------
Options outstanding at December 31, 2010               112,168     $ 11,158,085
--------------------------------------------------------------------------------

Janus Global Real Estate Fund
--------------------------------------------------------------------------------
Options outstanding at September 30, 2010                    6     $        762
Options written                                             --               --
Options closed                                              --               --
Options expired                                             (6)            (762)
Options exercised                                           --               --
--------------------------------------------------------------------------------
Options outstanding at December 31, 2010                    --               --
--------------------------------------------------------------------------------

Janus Global Select Fund
Options outstanding at September 30, 2010               15,727     $  3,807,950
Options written                                        138,471        9,907,554
Options closed                                         (21,754)      (3,416,460)
Options expired                                        (24,294)      (3,207,581)
Options exercised                                       (3,050)        (352,275)
--------------------------------------------------------------------------------
Options outstanding at December 31, 2010          $    105,100     $  6,739,188
--------------------------------------------------------------------------------

Janus Long/Short Fund
--------------------------------------------------------------------------------
Options outstanding at September 30, 2010                4,984     $    348,509
Options written                                          6,304          586,920
Options closed                                          (2,545)        (208,923)
Options expired                                         (2,364)        (174,745)
Options exercised                                       (3,081)        (133,565)
--------------------------------------------------------------------------------
Options outstanding at December 31, 2010                 3,298     $    418,196
--------------------------------------------------------------------------------

Janus Twenty Fund
--------------------------------------------------------------------------------
Options outstanding at September 30, 2010               31,937     $ 10,315,504
Options written                                             --               --
Options closed                                              --               --
Options expired                                             --               --
Options exercised                                           --               --
--------------------------------------------------------------------------------
Options outstanding at December 31, 2010                31,937     $ 10,315,504
--------------------------------------------------------------------------------

                                                     Number of        Premiums
Put Options                                          Contracts        Received
Janus Contrarian Fund
--------------------------------------------------------------------------------
Options outstanding at September 30, 2010               73,645    $  10,649,067
Options written                                      1,420,112      192,576,025
Options closed                                        (918,929)    (132,212,082)
Options expired                                       (348,754)     (22,840,420)
Options exercised                                      (10,157)      (1,285,005)
--------------------------------------------------------------------------------
Options outstanding at December 31, 2010               215,917    $  46,887,585
--------------------------------------------------------------------------------

Janus Forty Fund
--------------------------------------------------------------------------------
Options outstanding at September 30, 2010                   --    $          --
Options written                                         23,236        5,667,298
Options closed                                              --               --
Options expired                                             --               --
Options exercised                                           --               --
--------------------------------------------------------------------------------
Options outstanding at December 31, 2010                23,236    $   5,667,298
--------------------------------------------------------------------------------

Janus Fund
--------------------------------------------------------------------------------
Options outstanding at September 30, 2010              173,175    $  26,298,028
--------------------------------------------------------------------------------
Options written                                         64,585       15,331,366
--------------------------------------------------------------------------------
Options closed                                        (173,175)     (26,298,028)
--------------------------------------------------------------------------------
Options expired                                             --               --
--------------------------------------------------------------------------------
Options exercised                                           --               --
--------------------------------------------------------------------------------
Options outstanding at December 31, 2010                64,585    $  15,331,366
--------------------------------------------------------------------------------

Janus Global Real Estate Fund
--------------------------------------------------------------------------------
Options outstanding at September 30, 2010                  372    $      35,538
Options written                                            305           12,135
Options closed                                              --               --
Options expired                                           (672)         (47,538)
Options exercised                                           --               --
--------------------------------------------------------------------------------
Options outstanding at December 31, 2010                     5    $         135
--------------------------------------------------------------------------------

Janus Global Select Fund
--------------------------------------------------------------------------------
Options outstanding at September 30, 2010               51,027    $   5,781,181
Options written                                        317,624       22,734,299
Options closed                                         (71,250)      (5,083,404)
Options expired                                       (114,991)      (8,224,047)
Options exercised                                           --               --
--------------------------------------------------------------------------------
Options outstanding at December 31, 2010               182,410    $  15,208,029
--------------------------------------------------------------------------------

Janus Long/Short Fund
--------------------------------------------------------------------------------
Options outstanding at September 30, 2010                9,504    $   1,241,914
Options written                                         10,798        1,148,948
Options closed                                          (8,378)      (1,199,173)
Options expired                                         (2,744)        (153,033)
Options exercised                                       (1,251)        (104,052)
--------------------------------------------------------------------------------
Options outstanding at December 31, 2010                 7,929    $     934,604
--------------------------------------------------------------------------------

Janus Twenty Fund
--------------------------------------------------------------------------------
Options outstanding at September 30, 2010               31,937    $   8,014,361
Options written                                             --               --
Options closed                                              --               --
Options expired                                             --               --
Options exercised                                           --               --
--------------------------------------------------------------------------------
Options outstanding at December 31, 2010                31,937    $   8,014,361
--------------------------------------------------------------------------------

Other Options

In addition to the option strategies described above, a Fund may purchase and sell a variety of options with non-standard payout structures or other features ("exotic options"). Exotic options are traded OTC and typically have price movements that can vary markedly from simple put or call options. The risks associated with exotic options are that they cannot be as easily priced and may be subject to liquidity risk. While some exotic options have fairly active markets, others are mostly thinly traded instruments. Some options are pure two-party transactions and may have no liquidity. The Funds may treat such instruments as illiquid and will limit their investments in such instruments to no more than 15% of a Fund's net assets, when combined with all other illiquid investments of the Fund. A Fund may use exotic options to the extent that they are consistent with the Fund's investment objective and investment policies, and applicable regulations.

The Funds may purchase and sell exotic options that have values which are determined by the correlation of two or more underlying assets. These types of options include, but are not limited to, outperformance options, yield curve options or other spread options.

Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The Funds may utilize swap agreements as a means to gain exposure to certain common stocks and/or to "hedge" or protect their portfolios from adverse movements in securities prices or interest rates. The Funds are subject to equity risk and interest rate risk in the normal course of pursuing their investment objectives through investments in swap contracts. Swap agreements entail the risk that a party will default on its payment obligation to a Fund. If the other party to a swap defaults, a Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If a Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund's total return.

Various types of swaps such as credit default (funded and unfunded), dividend, equity, interest rate, and total return swaps are described below.

Credit default swaps are a specific kind of counterparty agreement that allows the transfer of third-party credit risk from one party to the other. The Funds are subject to credit risk in the normal course of pursuing their investment objectives through their investments in credit default swap contracts. The Funds may enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which they are not otherwise exposed. With a credit default swap, one party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments. The Funds' maximum risk of loss from counterparty risk, either as protection sellers or as protection buyers (undiscounted), is the notional value of the agreement. The risk is mitigated by having a netting arrangement between the Funds and the counterparty and by posting of collateral by the counterparty to the Funds to cover the Funds' exposure to the counterparty.

Funded (notional value of contract paid up front) or unfunded (notional value only paid in case of default) credit default swaps are based on an index of credit default swaps ("CDXs") or other similarly structured products. CDXs are designed to track segments of the credit default swap market and provide investors with exposure to specific reference baskets of issuers of bonds or loans. These instruments have the potential to allow an investor to obtain the same investment exposure as an investor who invests in an individual credit default swap, but with the potential added benefit of diversification. The CDX reference baskets are normally priced daily and rebalanced every six months in conjunction with leading market makers in the credit industry. The liquidity of the market for CDXs is normally subject to liquidity in the secured loan and credit derivatives markets. A Fund is normally only permitted to take long positions in CDXs.

Dividend swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive the changes in a dividend index point. The Funds gain exposure by either paying or receiving an amount in respect of an increase or decrease in the change of the relevant dividend index point based on a notional amount. For example, if a Fund took a long position on a dividend index swap, the Fund would receive payments if the relevant index point increased in value and would be obligated to pay if that index point decreased in value.

Equity swaps involve the exchange by two parties of future cash flow (e.g., one cash flow based on a referenced interest rate and the other based on the performance of stock or a stock index).

Interest rate swaps involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

Total return swaps involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period.

The Funds' maximum risk of loss for equity swaps, interest rate swaps and total return swaps from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Funds and the counterparty and by the posting of collateral to the Funds to cover the Funds' exposure to the counterparty.

In accordance with Financial Accounting Standards Board ("FASB") guidance, the Funds adopted the provisions for "Derivatives and Hedging," which require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Additional Investment Risk

The Funds may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes or adverse developments specific to the issuer.

Unforeseen events in both domestic and international equity and fixed-income markets have resulted, and may continue to result, in an unusually high degree of volatility in the markets, with issuers that have exposure to the real estate, mortgage, and credit markets particularly affected. These events and the resulting market upheavals may have an adverse effect on the Funds, such as a decline in the value and liquidity of many securities held by the Funds, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in net asset value, and an increase in Fund expenses. Such unforeseen events may make it unusually difficult to identify both investment risks and opportunities and could limit or preclude each Fund's ability to achieve its investment objective. The market's behavior may at times be unpredictable. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

Further, the recent instability experienced in the financial markets has resulted in the U.S. Government and various other governmental and regulatory entities taking actions to address the financial crisis. These actions include, but are not limited to, the enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the "Dodd- Frank Act") in July 2010 which is expected to dramatically change the way in which the U.S. financial system is supervised and regulated. More specifically, the Dodd- Frank Act provides for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, over-the-counter derivatives, investment advisers, credit rating agencies, and mortgage lending, which expands federal oversight in the financial sector and may affect the investment management industry as a whole. Given the broad scope, sweeping nature, and the fact that many provisions of the Dodd-Frank Act must be implemented through future rulemaking, the ultimate impact of the Dodd-Frank Act, and any resulting regulation, is not yet certain. As a result, there can be no assurance that these measures will not have an adverse effect on the value or marketability of securities held by a Fund, including potentially limiting or completely restricting the ability of the Fund to use a particular investment instrument as part of its investment strategy, increasing the costs of using these instruments, or possibly making them less effective in general. Furthermore, no assurance can be made that the U.S. Government or any U.S. regulatory entity (or other authority or regulatory entity) will not continue to take further legislative or regulatory action in response to the economic crisis or otherwise, and the effect of such actions, if taken, cannot be known.

Bank Loans

Janus Balanced Fund and Janus Long/Short Fund may invest in bank loans, which include institutionally traded floating rate securities generally acquired as an assignment from another holder of, or participation interest in, loans originated by a bank or financial institution (the "Lender") that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Funds have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the loan agreement and only upon receipt by the Lender of payments from the borrower. The Funds generally have no right to enforce compliance with the terms of the loan agreement with the borrower. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with general interest rate changes and/or issuer credit quality. The interest rates paid on a floating rate security in which the Funds invest generally are readjusted periodically to an increment over a designated benchmark rate, such as the one-month, three-month, six-month, or one-year London Interbank Offered Rate ("LIBOR"). LIBOR is a short-term interest rate that banks charge one another and is generally representative of the most competitive and current cash rates.

The Funds may have difficulty trading assignments and participations to third parties. There may be restrictions on transfer and only limited opportunities may exist to sell such securities in secondary markets. As a result, the Funds may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value. The Funds utilize an independent third party to value individual bank loans on a daily basis.

Borrowing

Janus Long/Short Fund may borrow money from banks for investment purposes to the extent permitted by the 1940 Act. This practice is known as leverage. Currently, under the 1940 Act, Janus Long/Short Fund may borrow from banks up to one-third of its total assets (including the amount borrowed) provided that it maintains continuous asset coverage of 300% with respect to such borrowings and sells (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if disadvantageous from an investment standpoint. Janus Long/Short Fund may also borrow money to meet redemptions in order to avoid forced, unplanned sales of portfolio securities or for other temporary or emergency purposes. This allows Janus Long/Short Fund greater flexibility to buy and sell portfolio securities for investment or tax considerations, rather than for cash flow considerations.

The use of borrowing by Janus Long/Short Fund involves special risk considerations that may not be associated with other Funds that may only borrow for temporary or emergency purposes. Because substantially all of Janus Long/Short Fund's assets fluctuate in value, whereas the interest obligation resulting from a borrowing will be fixed by the terms of Janus Long/Short Fund's agreement with its lender, the NAV per share of Janus Long/Short Fund will tend to increase more when its portfolio securities increase in value and decrease more when its portfolio securities decrease in value than would otherwise be the case if Janus Long/Short Fund did not borrow funds. In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, Janus Long/Short Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales. The interest that Janus Long/Short Fund must pay on borrowed money, together with any additional fees to maintain a line of credit or any minimum average balances required to be maintained, are additional costs that will reduce or eliminate any net investment income and may also offset any potential capital gains. Unless the appreciation and income, if any, on assets acquired with borrowed funds exceed the costs of borrowing, the use of leverage will diminish the investment performance of Janus Long/Short Fund compared with what it would have been without leverage.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to a Fund ("counterparty risk"). Counterparty risk may arise because of the counterparty's financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty's inability to fulfill its obligation may result in significant financial loss to a Fund. A Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.

A Fund may be exposed to counterparty risk through participation in various programs including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby a Fund's cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. A Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital's analysis of a counterparty's creditworthiness is incorrect or may change due to market conditions. To the extent that a Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Exchange-Traded Funds

The Funds may invest in exchange-traded funds, which generally are index-based investment companies that hold substantially all of their assets in securities representing their specific index. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

Exchange-Traded Notes

The Funds may invest directly in exchange-traded notes ("ETNs"), which are senior, unsecured, unsubordinated debt securities whose returns are linked to a particular index and provide exposure to the total returns of various market indices, including indices linked to stocks, bonds, commodities and currencies. This type of debt security differs from other types of bonds and notes. ETN returns are based upon the performance of a market index minus applicable fees; no periodic coupon payments are distributed and no principal protections exist. ETNs do not pay cash distributions. Instead, the value of dividends, interest, and investment gains are captured in the Funds' total returns. The Funds will invest in these securities when desiring exposure to debt securities or commodities. When evaluating ETNs for investment, Janus Capital will consider the potential risks involved, expected tax efficiency, rate of return, and credit risk. When the Funds invest in ETNs, they will bear their proportionate share of any fees and expenses borne by the ETN. There may be restrictions on the Funds' right to redeem their investment in an ETN, which is meant to be held until maturity. The Funds' decision to sell their ETN holdings may be limited by the availability of a secondary market.

Floating Rate Loans

Janus Balanced Fund and Janus Long/Short Fund may invest in floating rate loans. Floating rate loans are debt securities that have floating interest rates, which adjust periodically, and are tied to a benchmark lending rate, such as LIBOR. In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks or the rate paid on large certificates of deposit traded in the secondary markets. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies ("borrowers") in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower's capital structure. The senior position in the borrower's capital structure generally gives holders of senior loans a claim on certain of the borrower's assets that is senior to subordinated debt and preferred and common stock in the case of a borrower's default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Floating rate loans may include fully funded term loans or revolving lines of credit.

Initial Public Offerings

The Funds may invest in initial public offerings ("IPOs"). IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

Interfund Lending

As permitted by the Securities and Exchange Commission ("SEC"), or the 1940 Act and rules promulgated thereunder, the Funds may be party to interfund lending agreements between the Funds and other Janus Capital sponsored mutual funds and certain pooled investment vehicles, which permit them to borrow or lend cash at a rate beneficial to both the borrowing and lending funds. Outstanding borrowings from all sources totaling 10% or more of the borrowing Fund's total assets must be collateralized at 102% of the outstanding principal value of the loan; loans of less than 10% may be unsecured.

Mortgage- and Asset-Backed Securities

The Funds, particularly Janus Balanced Fund, may purchase fixed or variable rate mortgage-backed securities issued by the Government National Mortgage Association ("Ginnie Mae"), the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Mortgage Corporation ("Freddie Mac"), or other governmental or government-related entities. Historically, Fannie Maes and Freddie Macs were not backed by the full faith and credit of the U.S. Government, and may not be in the future. In September 2008, the Federal Housing Finance Agency ("FHFA"), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship to provide stability in the financial markets, mortgage availability and taxpayer protection by preserving Fannie Mae's and Freddie Mac's assets, and placing them in a sound and solvent condition. Under the conservatorship, the management of Fannie Mae and Freddie Mac was replaced. The effect that the FHFA's conservatorship will have on Fannie Mae's and Freddie Mac's debt and equities is unclear. The Funds may purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying securities fail to perform, these investment vehicles could be forced to sell the assets and recognize losses on such assets, which could impact a Fund's yield and the Fund's return. In addition, mortgage-backed securities may be supported by some form of government or private guarantee and/or insurance. However, there is no assurance that the guarantors or insurers will meet their obligations.

Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Prepayment risk, which results from prepayments of the principal of underlying loans, may shorten the effective maturities of these securities and may result in a Fund having to reinvest proceeds at a lower interest rate.

In addition to prepayment risk, investments in mortgage-backed securities, including those comprised of subprime mortgages, and investments in other asset-backed securities comprised of under-performing assets may be subject to a higher degree of credit risk, valuation risk, and liquidity risk. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

Mortgage- and asset-backed securities are also subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying these securities to be paid more slowly than expected, increasing a Fund's sensitivity to interest changes and causing its price to decline.

Mortgage Dollar Rolls

Janus Global Real Estate Fund and Janus Long/Short Fund may enter into "mortgage dollar rolls." In a "mortgage dollar roll" transaction, the Funds sell a mortgage-related security (such as a Ginnie Mae security) to a dealer and simultaneously agree to repurchase a similar security (but not the same security) in the future at a predetermined price. The Funds will not be entitled to receive interest and principal payments while the dealer holds the security. The difference between the sale price and the future purchase price is recorded as an adjustment to investment income.

The Funds' obligations under a dollar roll agreement must be covered by cash, U.S. Government securities or other liquid high-grade debt obligations equal in value to the securities subject to repurchase by the Funds, maintained in a segregated account. To the extent that the Funds collateralize their obligations under a dollar roll agreement, the asset coverage requirements of the 1940 Act will not apply to such transactions. Furthermore, under certain circumstances, an underlying mortgage-backed security that is part of a dollar roll transaction may be considered illiquid.

Successful use of mortgage dollar rolls depends on the portfolio managers' ability to predict interest rates and mortgage payments. Dollar roll transactions involve the risk that the market value of the securities the Funds are required to purchase may decline below the agreed upon repurchase price.

Repurchase Agreements

Repurchase agreements held by a Fund are fully collateralized, and such collateral is in the possession of the Fund's custodian or subcustodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Restricted Security Transactions

Restricted securities held by the Funds may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Funds to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Securities Lending

Under procedures adopted by the Trustees, the Funds may seek to earn additional income through lending their securities to certain qualified broker-dealers and institutions on a short-term or long-term basis. The Funds may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to 1/3 of their total assets as determined at the time of the loan origination. When the Funds lend their securities, they receive collateral (including cash collateral), at least equal to the value of securities loaned. The Funds may earn income by investing this collateral in one or more affiliated or nonaffiliated cash management vehicles. It is also possible that, due to a decline in the value of a cash management vehicle, the Funds may lose money. There is also the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Funds may experience delays and costs in recovering the security or gaining access to the collateral provided to the Funds to collateralize the loan. If the Funds are unable to recover a security on loan, the Funds may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Funds. Janus Capital intends to manage the cash collateral in an affiliated cash management vehicle and will receive an investment advisory fee for managing such assets.

The borrower pays fees at the Funds' direction to Deutsche Bank AG (the "Lending Agent"). The Lending Agent may retain a portion of the interest earned on the cash collateral invested. The cash collateral invested by the Lending Agent is disclosed on the Schedules of Investments (if applicable). The Funds did not have any securities on loan during the period.

Securities Traded on a To-Be-Announced Basis

Janus Balanced Fund, Janus Global Real Estate Fund, and Janus Long/Short Fund may trade securities on a to-be-announced ("TBA") basis. In a TBA transaction, the Funds commit to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date in Ginnie Mae, Fannie Mae and/or Freddie Mac transactions.

Securities purchased on a TBA basis are not settled until they are delivered to the Funds, normally 15 to 45 days later. Beginning on the date the Funds enter into a TBA transaction, cash, U.S. Government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

Short Sales

The Funds may engage in "short sales against the box." Short sales against the box involve either selling short a security that the Funds own or selling short a security that the Funds have the right to obtain for delivery at a specified date in the future. The Funds may enter into short sales against the box to hedge against anticipated declines in the market price of portfolio securities. The Funds do not deliver from their portfolios the securities sold short and do not immediately receive the proceeds of the short sale. The Funds borrow the securities sold short and receive proceeds from the short sale only when they deliver the securities to the lender. If the value of the securities sold short increases prior to the scheduled delivery date, the Funds lose the opportunity to participate in the gain.

The Funds may also engage in other short sales. The Funds may engage in short sales when the portfolio managers and/or investment personnel anticipate that a security's market purchase price will be less than its borrowing price. To complete the transaction, the Funds must borrow the security to deliver it to the purchaser and buy that same security in the market to return it to the lender. No more than 10% of a Fund's net assets may be invested in short positions (through short sales of stocks, structured products, futures, swaps, and uncovered written calls). The Funds may engage in short sales "against the box" and options for hedging purposes that are not subject to this 10% limit. Although the potential for gain as a result of a short sale is limited to the price at which the Fund sold the security short less the cost of borrowing the security, the potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. There is no assurance the Funds will be able to close out a short position at a particular time or at an acceptable price. A gain or a loss will be recognized upon termination of a short sale. Short sales held by the Funds are fully collateralized by restricted cash or other securities, which are denoted on the Schedules of Investments (if applicable). The Funds are also required to pay the lender of the security any dividends or interest that accrues on a borrowed security during the period of the loan. Depending on the arrangements made with the broker or custodian, a Fund may or may not receive any payments (including interest) on collateral it has deposited with the broker. The Funds pay stock loan fees on assets borrowed from the security broker.

The Funds may also enter into short positions through derivative instruments, such as options contracts, futures contracts, and swap agreements, which may expose the Funds to similar risks. To the extent that the Funds enter into short derivative positions, the Funds may be exposed to risks similar to those associated with short sales, including the risk that the Funds' losses are theoretically unlimited.

When-Issued Securities

The Funds may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Funds may hold liquid assets as collateral with the Funds' custodian sufficient to cover the purchase price.

Federal Income Taxes

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses and capital loss carryovers.

The Funds have elected to treat gains and losses on forward foreign currency contracts as capital gains and losses. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities, excluding securities sold short, for federal income tax purposes as of December 31, 2010 are noted below.

-------------------------------------------------------------------------------------------------------
           Fund               Federal Tax Cost     Unrealized         Unrealized            Net
                                                  Appreciation      (Depreciation)     Appreciation/
                                                                                       (Depreciation)
-------------------------------------------------------------------------------------------------------
Janus Balanced Fund              $5,562,233,263     $745,803,990       $(56,391,058)      $689,412,932
-------------------------------------------------------------------------------------------------------
Janus Contrarian Fund             3,826,518,619      781,213,423       (371,441,662)       409,771,761
-------------------------------------------------------------------------------------------------------
Janus Emerging Markets Fund        6,118,992           -                -                   -                 -
-------------------------------------------------------------------------------------------------------
Janus Enterprise Fund             1,944,806,949      790,472,363        (33,869,602)       756,602,761
-------------------------------------------------------------------------------------------------------
Janus Forty Fund                  5,305,478,311    1,539,031,025       (106,708,986)     1,432,322,039
-------------------------------------------------------------------------------------------------------
Janus Fund                        6,378,125,004    2,115,909,270        (63,545,488)     2,052,363,782
-------------------------------------------------------------------------------------------------------
Janus Global Life Sciences          576,484,614      128,849,589        (21,513,932)       107,335,657
Fund
-------------------------------------------------------------------------------------------------------
Janus Global Real Estate             52,507,883        9,384,135           (881,843)         7,502,292
Fund
-------------------------------------------------------------------------------------------------------
Janus Global Research Fund           225,649,632     52,459,073          (6,546,902)      45,912,171         -                 -
-------------------------------------------------------------------------------------------------------
Janus Global Select Fund          3,060,115,281      829,053,704       (110,161,383)       718,892,321
-------------------------------------------------------------------------------------------------------
Janus Global Technology             715,408,938      221,624,237        (13,114,015)       208,510,222
Fund
-------------------------------------------------------------------------------------------------------
Janus Growth and Income           2,959,763,693      737,341,912        (71,200,784)       666,141,128
Fund
-------------------------------------------------------------------------------------------------------
Janus International Equity          226,034,883       41,829,932         (5,377,935)        36,451,997
Fund
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
Janus Long/Short Fund                81,245,014       13,256,905         (2,985,161)        10,271,744
-------------------------------------------------------------------------------------------------------
Janus Overseas Fund              11,057,917,568    4,238,768,897       (947,476,901)     3,264,291,996
-------------------------------------------------------------------------------------------------------
Janus Research Core Fund            467,701,658      105,907,609        (10,513,608)        95,394,001
-------------------------------------------------------------------------------------------------------
Janus Research Fund               2,776,639,770      787,330,572        (40,620,992)                 -
-------------------------------------------------------------------------------------------------------
Janus Triton Fund                 1,138,322,814      211,552,072         (2,576,183)       208,975,889
-------------------------------------------------------------------------------------------------------
Janus Twenty Fund                 6,637,531,974    2,774,073,319       (171,251,010)     2,602,822,309
-------------------------------------------------------------------------------------------------------
Janus Venture Fund                  916,763,430      316,475,894        (27,707,050)       288,768,844
-------------------------------------------------------------------------------------------------------
Janus Worldwide Fund               2,155,535,050       436,311,799     (96,682,444)    339,629,355         -                 -
-------------------------------------------------------------------------------------------------------
Perkins Global Value Fund           91,447,149       12,527,665         (1,119,293)        11,408,372
-------------------------------------------------------------------------------------------------------

Information on the tax components of securities sold short as of December 31, 2010 are as follows:

----------------------------------------------------------------------------------------------------
                               Federal Tax       Unrealized         Unrealized          Net Tax
                              Proceeds from    (Appreciation)      Depreciation     (Appreciation)/
                             Securities Sold                                         Depreciation
                                   Short
----------------------------------------------------------------------------------------------------
Janus Contrarian Fund          $(202,001,633)    $           -         $13,106,224   $ (188,895,409)
----------------------------------------------------------------------------------------------------
Janus Global Select Fund         (38,051,218)                -              66,100           66,100
----------------------------------------------------------------------------------------------------
Janus Global Technology Fund     (19,498,408)      (1,285,275)                   -       (1,285,275)
----------------------------------------------------------------------------------------------------
Janus Long/Short Fund            (69,831,498)      (6,005,882)           1,831,474       (4,174,409)
----------------------------------------------------------------------------------------------------
Janus Triton Fund                 (1,164,843)      (1,408,969)                   -       (1,408,969)
----------------------------------------------------------------------------------------------------

Money Market Investments

Pursuant to the terms and conditions of an SEC exemptive order and the provisions of the 1940 Act, the Funds may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Funds may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles. The Funds are eligible to participate in the cash sweep program (the "Investing Funds"). Janus Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Cash Liquidity Fund LLC maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered 2a-7 product. There are no restrictions on the Investing Funds' ability to withdraw investments from Janus Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Investing Funds to Janus Cash Liquidity Fund LLC. As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated cash management pooled investment vehicles and the Investing Funds.

During the period ended December 31, 2010, the following Funds recorded distributions from affiliated investment companies as affiliated dividend income, and had the following affiliated purchases and sales:

                                       Purchases             Sales           Dividend            Value
                                      Shares/Cost         Shares/Cost         Income          at 12/31/10
-------------------------------------------------------------------------------------------------------------
Janus Cash Liquidity Fund LLC
Janus Balanced Fund                      505,819,299        (406,227,000)        122,714         140,675,138
Janus Contrarian Fund                    190,243,000        (190,243,000)          3,378                   -
Janus Emerging Markets Fund                5,054,000          (2,987,000)            117           2,067,000
Janus Enterprise Fund                    200,789,269         (94,910,000)         69,340         135,290,269
Janus Forty Fund                         432,959,306        (893,331,141)        119,224          58,608,212
Janus Fund                               481,097,359        (548,182,000)         77,496          47,834,959
Janus Global Life Sciences Fund           42,818,445         (47,798,000)          5,348           4,668,445
Janus Global Real Estate Fund             10,286,894          (9,586,000)          4,515           6,749,120
Janus Global Research Fund                21,297,505         (18,975,000)          3,143           4,503,505
Janus Global Select Fund                 462,142,071        (397,308,009)         59,270         158,819,956
Janus Global Technology Fund              92,554,807         (94,341,000)         22,080          15,027,744
Janus Growth and Income Fund             231,700,813        (349,811,595)         66,133                   -
Janus International Equity Fund           35,722,781         (40,870,113)          5,264             646,601
Janus Overseas Fund                      994,057,556        (790,692,860)        154,332         402,593,358
Janus Research Core Fund                  17,698,137         (17,749,137)            428                   -
Janus Research Fund                      208,598,577        (193,371,577)          9,098          15,227,000
Janus Triton Fund                        272,320,025        (235,812,000)         89,281         122,033,381
Janus Twenty Fund                        699,868,733        (768,568,000)        147,185         228,823,733
Janus Venture Fund                       129,238,425        (115,186,000)         49,297          74,622,295
Janus Worldwide Fund                     196,559,951        (241,966,000)         75,357          43,883,050
                                     $ 5,230,826,953    $ (5,457,915,431)    $ 1,083,000     $ 1,462,073,765

Valuation Inputs Summary

In accordance with FASB guidance, the Funds utilize the "Fair Value Measurements" to define fair value, establish a framework for measuring fair value, and expand disclosure requirements regarding fair value measurements. The Fair Value Measurement Standard does not require new fair value measurements, but is applied to the extent that other accounting pronouncements require or permit fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability. Various inputs are used in determining the value of the Funds' investments defined pursuant to this standard. These inputs are summarized into three broad levels:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that reflect the assumptions market participants would use in pricing a security and are developed based on market data obtained from sources independent of the reporting entity. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Securities traded on OTC markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Funds' Trustees and are categorized as Level 2 in the hierarchy. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates market value and are categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, American Depositary Receipts (ADRs), Global Depositary Receipts
(GDRs), warrants, swaps, investments in mutual funds, OTC options, and forward contracts. The Funds may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the NYSE. These are generally categorized as Level 2 in the hierarchy.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the factors market participants would use in pricing the security and would be based on the best information available under the circumstances.

For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used in employing valuation techniques such as the market approach, the income approach, or the cost approach, as defined under the FASB Guidance. These are categorized as Level 3 in the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2010 to value each Fund's investments in securities and other financial instruments is included in the "Valuation Inputs Summary" and "Level 3 Valuation Reconciliation of Assets" (if applicable) on the Schedules of Investments.

In April 2009, FASB issued "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly," which provides additional guidance for estimating fair value in accordance with the Fair Value Measurements when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. Additionally, it amends Fair Value Measurements Standard by expanding disclosure requirements for reporting entities surrounding the major categories of assets and liabilities carried at fair value. The required disclosures have been incorporated into the "Valuation Inputs Summary" in the Significant Accounting Policies. Management believes applying this guidance does not have a material impact on the financial statements.

The Funds adopted FASB Accounting Standards Update No 2010-06 "Fair Value Measurements and Disclosures (Topic 820)" (the "Update"), effective December 31, 2010. This Update applies to Funds' disclosures about transfers in and out of Level 1 and Level 2 of the fair value hierarchy and the reasons for the transfers. Disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy are summarized under the Level 2 and Level 3 categories listed above.

The following table shows the Funds that had transfers between Level 1 and Level 2 of the fair value hierarchy.

--------------------------------------------------------------------------------------------------------------
Fund                                                                  Transfers In          Transfers Out
                                                                      Level 1 to Level 2    Level 2 to Level 1
--------------------------------------------------------------------------------------------------------------
Janus Balanced Fund                                                                    $--     $  140,403,438
--------------------------------------------------------------------------------------------------------------
Janus Contrarian Fund                                                                   --      1,336,101,574
--------------------------------------------------------------------------------------------------------------
Janus Enterprise Fund                                                                   --        105,458,693
--------------------------------------------------------------------------------------------------------------
Janus Forty Fund                                                                        --        957,763,840
--------------------------------------------------------------------------------------------------------------
Janus Fund                                                                              --        861,347,447
--------------------------------------------------------------------------------------------------------------
Janus Global Life Sciences Fund                                                         --         54,554,623
--------------------------------------------------------------------------------------------------------------
Janus Global Real Estate Fund                                                           --         11,026,357
--------------------------------------------------------------------------------------------------------------
Janus Global Research Fund                                                              --         83,575,935
--------------------------------------------------------------------------------------------------------------
Janus Global Technology Fund                                                            --        372,178,813
--------------------------------------------------------------------------------------------------------------
Janus Growth and Income Fund                                                            --         38,774,916
--------------------------------------------------------------------------------------------------------------
Janus International Equity Fund                                                         --          1,036,357
--------------------------------------------------------------------------------------------------------------
Janus Long/Short Fund                                                                   --         27,049,100
--------------------------------------------------------------------------------------------------------------
Janus Research Core Fund                                                                --         37,895,159
--------------------------------------------------------------------------------------------------------------
Janus Research Fund                                                                     --        372,178,813
--------------------------------------------------------------------------------------------------------------
Janus Triton Fund                                                                       --          6,932,539
--------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                                                                       --      1,395,429,295
--------------------------------------------------------------------------------------------------------------
Janus Venture Fund                                                                      --                 --
--------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund                                                                    --        802,547,076
--------------------------------------------------------------------------------------------------------------
Perkins Global Value Fund                                                               --         39,629,177
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

Financial assets were transferred from Level 2 to Level 1 since certain foreign equity prices were applied a fair valuation adjustment factor at the beginning of the fiscal year and no factor was applied at the end of the period.

The Funds recognize transfers between the levels as of the beginning of the fiscal year.

New Accounting Pronouncement

In January 2010, the FASB issued Accounting Standards Update, "Improving Disclosures About Fair Value Measurements." The Accounting Standards Update requires disclosures about purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. This disclosure will become effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact the adoption of this Accounting Standards Update will have on the Fund's financial statement disclosures.

Subsequent Events

Effective January 28, 2011, Janus Research Core Fund merged into Janus Growth and Income Fund.

Management has evaluated whether any events or transactions occurred subsequent to December 31, 2010 and through the date of issuance of the Funds' financial statements and determined that there were no other material events or transactions that would require recognition or disclosure in this filing.

Item 2. Controls and Procedures.

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective (except as noted below) in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3. Exhibits.

Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Ex99.CERT.


Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Janus Investment Fund

By:     _/s/ Robin C. Beery_________
        Robin C. Beery,
        President and Chief Executive Officer of Janus Investment Fund (Principal Executive Officer)

Date: February 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     _/s/ Robin C. Beery_________
        Robin C. Beery,
        President and Chief Executive Officer of Janus Investment Fund (Principal Executive Officer)

Date: February 28, 2011

By:     _/s/ Jesper Nergaard________
        Jesper Nergaard,
        Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer of Janus Investment Fund
        (Principal Accounting Officer and Principal Financial Officer)

Date: February 28, 2011